FIDELITY (REGISTERED TRADEMARK)

DAILY INCOME
TRUST
ANNUAL REPORT
AUGUST 31, 1998

CONTENTS

PRESIDENT'S MESSAGE     3   Ned Johnson on investing strategies.


PERFORMANCE             4   How the fund has done over time.

FUND TALK               6   The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES      8   A summary of major shifts in the fund's
                            investments over the past six months and one year.

INVESTMENTS             9   A complete list of the fund's investments.

FINANCIAL STATEMENTS    17  Statements of assets and liabilities,
                            operations, and changes in net assets,
                            as well as financial highlights.

NOTES                   21  Notes to the financial statements.

REPORT OF INDEPENDENT   24  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS           25


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The dramatic volatility we've seen in recent months in the world's stock and bond markets might seem at first glance to be unprecedented in its scope and duration. In fact, however, the U.S. stock market has declined by more than 10% 12 times just since 1970, only to recover and go on to new highs each time. As has been the case recently, segments of the bond market - most notably U.S. Treasuries - frequently have thrived in such periods as investors seek a safer home for their funds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST   PAST 1  PAST 5  PAST 10
31, 1998               YEAR    YEARS   YEARS

Fidelity Daily Inco    5.31%   26.89%  70.79%
me Trust

All Taxable Money      5.15%   25.94%  67.64%
Market Funds Aver
age

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 883 money market funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST   PAST 1  PAST 5  PAST 10
31, 1998               YEAR    YEARS   YEARS

Fidelity Daily Inco    5.31%   4.88%   5.50%
me Trust

All Taxable Money      5.15%   4.72%   5.32%
Market Funds Aver
age

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                             9/1/98  6/2/98  3/3/98   12/2/97  9/2/97



Fidelity Daily Income Trust  5.17%   5.12%   5.21%    5.26%    5.26%



All Taxable Money            5.03%   5.02%   5.07%    5.09%    5.04%
 Market Funds Average



                             9/2/98  6/3/98  2/25/98  12/3/97  9/3/97



MMDA                         2.55%   2.51%   2.58%    2.62%    2.67%




Row: 1, Col: 1, Value: 5.17
Row: 1, Col: 2, Value: 5.03
Row: 1, Col: 3, Value: 2.55
Row: 2, Col: 1, Value: 5.119999999999999
Row: 2, Col: 2, Value: 5.02
Row: 2, Col: 3, Value: 2.51
Row: 3, Col: 1, Value: 5.21
Row: 3, Col: 2, Value: 5.07
Row: 3, Col: 3, Value: 2.58
Row: 4, Col: 1, Value: 5.26
Row: 4, Col: 2, Value: 5.09
Row: 4, Col: 3, Value: 2.62
Row: 5, Col: 1, Value: 5.26
Row: 5, Col: 2, Value: 5.04
Row: 5, Col: 3, Value: 2.67
Fidelity Daily
Income Trust
All Taxable
Money Market
Funds Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)
COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money
market fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments after
expenses. This is in contrast to
banks, which set their MMDA
rates periodically based on
current interest rates,
competitors' rates, and
internal criteria.

FUND TALK: THE MANAGER'S OVERVIEW

(Photograph of Robert Duby)
NOTE TO SHAREHOLDERS: Robert Duby became Portfolio Manager of Fidelity Daily Income Trust on July 1, 1998.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR, BOB?
A. High market volatility characterized the 12-month period ending August 31, 1998, as short-term interest rates and market sentiment fluctuated wildly. At times, the market reflected the anticipation that the Federal Reserve Board would raise short-term interest rates in order to slow growth and head off inflation. Economic data in the United States continued to exhibit much stronger domestic growth than expected given the turmoil in the world, while inflation remained relatively tame. Consumer confidence remained at record-high levels even though the stock market fell significantly in August from record levels reached in July. Unemployment remained very low, often a precursor to inflation as employers raise wages and salaries to attract or retain employees.
Q. WHAT BROUGHT ON THE VOLATILITY?
A. The Asian financial crisis. At times when world equity markets became turbulent, market participants expected the Fed to lower rates to sustain economic growth in the U.S. and help keep the crisis from spreading. Throughout the first half of 1998, market participants continued to wait for the expected fallout from the collapse of Asian equity markets that occurred during the last quarter of 1997. As of the end of the period, the influence of Asian problems on the U.S. economy has been minimal, even though there have been some recent signs that foreign demand for our products and services has begun to deteriorate. The wild card in the whole equation has been the turmoil in foreign markets - including the recent currency devaluation in Russia - and the subsequent meltdown of equity markets worldwide. Given continued strength in the U.S. economy, I think it's clear that interest rates would be higher if this so-called "Asian contagion" had not threatened world markets. The Fed itself has indicated a change from its bias toward raising short-term rates to a more neutral stance. During the period, it kept the rate banks charge each other for overnight loans - the fed funds rate - constant at 5.50%.
Q. GIVEN THIS BACKDROP, WHAT KIND OF STRATEGY WAS PURSUED?
A. The main strategy was to extend the average maturity of the fund during periods of market weakness and to allow the average maturity to shorten gradually during periods of market strength. The fund's average maturity tended to be slightly longer than that of its peers, because the market tended to factor in more aggressive Fed interest-rate increases than we anticipated. The fund's average maturity started the period at 58 days and ended it at 56 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1998, was 5.17%, compared to 5.26% one year ago. For the 12 months that ended August 31, 1998, the fund had a total return of 5.31%, compared to 5.15% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. While a full year has passed since the Asian crisis began, the picture is not much clearer today except that the Asian contagion has continued to spill over into other emerging markets. Further deterioration in foreign markets could lead the Fed to lower interest rates to help keep the U.S. economy in good shape. Over the past year, though, Fed Chairman Alan Greenspan has frequently used public speeches to steer market rates instead of implementing actual policy changes. I feel that the odds for a Fed rate increase in the near future have been reduced substantially, while the odds for a rate drop increased significantly by the end of the period. Until the turmoil in our equity market and foreign markets subsides, the fund's strategy will be to hedge the portfolio by occasionally purchasing longer securities in case a rate decrease does occur, while at the same time not making any major strategic moves one way or the other. The fund's average maturity should be held close to the fund's peer group.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark) FUND FACTS
GOAL: to provide current
income while maintaining a
stable $1.00 share price by
investing in high-quality,
short-term money market
securities
FUND NUMBER: 031
TRADING SYMBOL: FDTXX
START DATE: May 31, 1974
SIZE: as of August 31, 1998,
more than $2.6 billion
MANAGER: Robert Duby, since
July 1998; manager, several
other taxable money market
funds; joined Fidelity in 1982

INVESTMENT CHANGES


MATURITY DIVERSIFICATION

DAYS                      % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
                          8/31/98           2/28/98           8/31/97

  0 - 30                   50                57                43

 31 - 90                   28                24                42

 91 - 180                  15                10                9

181 - 397                  7                 9                 6


WEIGHTED AVERAGE MATURITY

                           8/31/98  2/28/98  8/31/97

Fidelity Daily             56 days  59 days  58 days
Income Trust

All Taxable                55 days  56 days  54 days
Money
Market Funds
Average *


ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF AUGUST 31, 1998 AS OF FEBRUARY 28, 1998
Row: 1, Col: 1, Value: 54.0
Row: 1, Col: 2, Value: 44.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Commercial paper 52%
Bank CDs, BAs,
TDs, and notes   44%
Government
securities        2%
Other             2%

Commercial paper 54%
Bank CDs, BAs,
TDs, and notes   44%
Government
securities        0%
Other             2%

Row: 1, Col: 1, Value: 52.0
Row: 1, Col: 2, Value: 44.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 5, Value: 0.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

INVESTMENTS AUGUST 31, 1998
Showing Percentage of Total Value of Investment in Securities



CERTIFICATES OF DEPOSIT - 8.7%

DUE DATE                        ANNUALIZED YIELD AT   PRINCIPAL AMOUNT   VALUE (NOTE 1)
                                TIME OF PURCHASE      (000S)             (000S)

BankBoston, NA

10/5/98                         5.63%                 $ 40,000           $ 40,000

Chase
Manhattan Bank

5/10/99                         5.75                  5,000              4,999

5/17/99                         5.75                  12,000             11,997

Chase
Manhattan Bank
(USA)

3/2/99                          5.50                  35,000             35,000

CoreStates Bank,
NA,
Philadelphia

9/9/98                          5.60 (c)              5,000              5,000

First National
Bank of Chicago

3/3/99                          5.70                  40,000             39,990

Mellon Bank,
NA, Pittsburgh

11/30/98                        5.63                  25,000             25,000

6/3/99                          5.75                  35,000             35,000

NationsBank,
NA

2/10/99                         5.60                  15,000             14,997

Wachovia Bank,
NA

9/17/98                         5.50 (c)              25,000              24,999

TOTAL                                                                     236,982
CERTIFICATE
S OF
DEPOSIT



COMMERCIAL PAPER - 53.9%

Asset
Securitization
Coop. Corp.

9/21/98                       5.58                  20,000             19,939

10/26/98                      5.58                  25,000             24,789

12/7/98                       5.59                  10,000             9,852

12/8/98                       5.59                  5,000              4,925

12/9/98                       5.59                  10,000             9,849

Associates Corp.
of North
America

10/19/98                      5.59                  45,000             44,669

10/21/98                      5.59                  10,000             9,923

1/25/99                       5.52                  60,000             58,686

AVCO Financial
Services, Inc.

9/8/98                        5.60                  7,000              6,992

Chrysler
Financial Corp.

12/15/98                      5.60                  10,000             9,840

CIESCO L.P.

9/11/98                       5.60                  27,000             26,959

9/23/98                       5.55                  5,000              4,983

COMMERCIAL PAPER - CONTINUED

DUE DATE                      ANNUALIZED YIELD AT   PRINCIPAL AMOUNT   VALUE (NOTE 1)
                              TIME OF PURCHASE      (000S)             (000S)

CIT Group, Inc.

10/13/98                      5.62%                 $ 25,000           $ 24,839

12/29/98                      5.53                  30,000             29,462

Citibank Credit
Card Master
Trust I (Dakota
Certificate
Program)

9/10/98                       5.59                  15,000             14,979

9/22/98                       5.57                  25,000             24,919

10/5/98                       5.58                  10,000             9,948

10/8/98                       5.58                  10,000             9,943

10/22/98                      5.60                  20,000             19,843

10/28/98                      5.58                  10,000             9,913

Citicorp

9/14/98                       5.55                  10,000             9,980

Commercial
Credit Group,
Inc.

9/11/98                       5.59                  15,000             14,977

9/24/98                       5.57                  10,000             9,965

CoreStates
Capital Corp.

9/15/98                       5.59 (c)              15,000             15,000

Delaware
Funding Corp.

9/16/98                       5.58                  15,127             15,092

9/17/98                       5.58                  21,323             21,271

du Pont (E.I.) de
Nemours & Co.

10/27/98                      5.60                  25,000             24,787

10/29/98                      5.60                  25,000             24,780

12/3/98                       5.50                  70,000             69,021

Enterprise
Funding Corp.

9/1/98                        5.92                  10,000             10,000

9/21/98                       5.58                  15,000             14,954

9/22/98                       5.58                  10,000             9,968

9/23/98                       5.58                  10,234             10,199

10/20/98                      5.58                  5,000              4,962

Fleet Funding
Corp.

10/15/98                      5.57                  10,000             9,932

Ford Motor
Credit Co.

9/17/98                       5.54                  50,000             49,877

10/8/98                       5.57                  20,000             19,887

2/1/99                        5.61                  15,000             14,652

General Electric
Capital Corp.

9/1/98                        5.85                  10,000             10,000

9/8/98                        5.58                  25,000             24,974

9/23/98                       5.62                  45,000             44,849

COMMERCIAL PAPER - CONTINUED

DUE DATE                      ANNUALIZED YIELD AT   PRINCIPAL AMOUNT   VALUE (NOTE 1)
                              TIME OF PURCHASE      (000S)             (000S)

General Electric
Capital Corp. -
continued

11/12/98                      5.59%                 $ 20,000           $ 19,780

2/1/99                        5.62                  30,000             29,303

General Electric
Capital Services,
Inc.

9/8/98                        5.60                  15,000             14,984

General Motors
Acceptance
Corp.

9/23/98                       5.60                  25,000             24,916

9/30/98                       5.63                  10,000             9,956

10/15/98                      5.58                  20,000             19,865

10/29/98                      5.61                  25,000             24,778

11/12/98                      5.62                  25,000             24,724

1/26/99                       5.67                  25,000             24,439

Heller Financial,
Inc.

9/16/98                       5.69                  13,000             12,969

10/28/98                      5.70                  20,000             19,822

Kitty Hawk
Funding Corp.

9/9/98                        5.60                  30,443             30,405

9/14/98                       5.58                  5,000              4,990

10/7/98                       5.58                  5,000              4,972

Lehman Brothers
Holdings, Inc.

9/8/98                        5.59                  15,000             14,984

10/15/98                      5.61                  15,000             14,898

10/26/98                      5.64                  15,000             14,872

Merrill Lynch &
Co., Inc.

10/14/98                      5.65                  35,000             34,769

11/18/98                      5.60                  20,000             19,761

11/30/98                      5.59                  5,000              4,931

11/30/98                      5.65                  15,000             14,793

11/30/98                      5.66                  15,000             14,794

Monsanto Co.

9/22/98                       5.60                  5,000              4,984

9/22/98                       5.60                  25,300             25,218

1/15/99                       5.64                  15,000             14,688

Morgan Stanley,
Dean Witter,
Discover & Co.

9/15/98                       5.60 (c)              15,000             15,000

NationsBank
Corp.

11/16/98                      5.60                  10,000             9,884

New Center
Asset Trust

9/21/98                       5.56                  10,000             9,969

9/21/98                       5.61                  32,000             31,902

9/30/98                       5.64                  24,000             23,893

COMMERCIAL PAPER - CONTINUED

DUE DATE                      ANNUALIZED YIELD AT   PRINCIPAL AMOUNT   VALUE (NOTE 1)
                              TIME OF PURCHASE      (000S)             (000S)

Norfolk Southern
Corp.

9/9/98                        5.73%                 $ 3,000            $ 2,996

9/14/98                       5.72                  3,000              2,994

9/14/98                       5.73                  1,000              998

10/14/98                      5.74                  2,000              1,986

Norwest Corp.

9/30/98                       5.56                  5,000              4,978

Preferred
Receivables
Funding Corp.

10/13/98                      5.58                  10,000             9,935

10/20/98                      5.58                  5,000              4,962

10/27/98                      5.63                  22,775             22,578

Salomon Smith
Barney

10/19/98                      5.58                  5,000              4,963

11/3/98                       5.60                  5,000              4,952

Southern Co.

9/22/98                       5.55                  20,000             19,936

Textron, Inc.

9/9/98                        5.73                  4,000              3,995

10/21/98                      5.76                  15,000             14,881

Three Rivers
Funding Corp.

9/10/98                       5.58                  10,000             9,986

9/22/98                       5.56                  5,000              4,984

Transamerica
Finance Corp.

11/12/98                      5.58                  10,000             9,890

Triple A One
Funding Corp.

9/11/98                       5.58                  6,415               6,405

TOTAL                                                                   1,471,041
COMMERCIAL
PAPER



BANK NOTES - 20.1%

Bank of New
York, NA

2/17/99                 5.70                  10,000             9,987

3/17/99                 5.68                  25,000             24,986

3/26/99                 5.70                  10,000             9,993

Bank One,
Wisconsin

9/19/98                 5.63 (c)              29,000             29,001

BankBoston, NA

10/5/98                 5.60                  25,000             25,000

11/24/98                5.64                  15,000             15,000

BANK NOTES - CONTINUED

DUE DATE                ANNUALIZED YIELD AT   PRINCIPAL AMOUNT   VALUE (NOTE 1)
                        TIME OF PURCHASE      (000S)             (000S)

CoreStates Bank,
NA,
Philadelphia

9/8/98                  5.60% (c)             $ 30,000           $ 30,000

9/14/98                 5.61 (c)              15,000             15,000

First National
Bank of Chicago

2/16/99                 5.70                  30,000             29,975

5/10/99                 5.75                  25,000             24,996

First Union
National Bank of
North Carolina

9/1/98                  5.65 (c)              25,000             24,998

9/1/98                  5.66 (c)              9,000              9,000

11/4/98                 5.60                  30,000             30,000

Key Bank, NA

9/1/98                  5.62 (c)              15,000             14,997

9/17/98                 5.94                  30,000             29,999

9/21/98                 5.52 (c)              20,000             19,987

9/23/98                 5.52 (c)              8,000              8,000

LaSalle National
Bank, Chicago

9/16/98                 5.57                  15,000             15,000

10/14/98                5.60                  20,000             20,000

10/19/98                5.62                  15,000             15,000

National City
Bank, Kentucky

9/7/98                  5.55 (c)              20,000             19,995

NationsBank,
NA

10/19/98                5.54                  5,000              5,000

12/22/98                5.54                  25,000             25,019

PNC Bank, NA

9/25/98                 5.67 (c)              5,000              5,000

10/16/98                5.58 (c)              30,000             29,993

SouthTrust Bank,
Alabama

9/11/98                 5.55 (c)              9,000              9,000

US Bank, NA

9/16/98                 5.50 (c)              35,000             34,971

9/16/98                 5.53 (c)              9,000              9,000

Wachovia Bank,
NA

11/13/98                5.49                  8,000               7,994

TOTAL BANK                                                        546,891
NOTES



MASTER NOTES - 5.7%

DUE DATE             ANNUALIZED YIELD AT   PRINCIPAL AMOUNT   VALUE (NOTE 1)
                     TIME OF PURCHASE      (000S)             (000S)

Goldman Sachs
Group L.P. (The)

9/13/98              5.69% (c)(d)          $ 60,000           $ 60,000

11/4/98              5.69 (c)              22,000             22,000

J.P. Morgan
Securities, Inc.

9/8/98               5.63 (c)              37,000             37,000

9/8/98               5.63 (c)              27,000             27,000

SunTrust Banks,
Inc.

9/4/98               5.60 (c)              10,000              10,000

TOTAL                                                          156,000
MASTER
NOTES


MEDIUM-TERM NOTES - 2.1%

Merrill Lynch &
Co., Inc.

9/1/98                    5.63 (c)  14,000  14,000

Morgan Stanley,
Dean Witter,
Discover & Co.

9/1/98                    5.75 (c)  30,000  30,000

Norwest Corp.

10/22/98                  5.71 (c)  13,000   13,000

TOTAL                                        57,000
MEDIUM-TER
M NOTES


SHORT-TERM NOTES - 7.1%

Capital One
Funding Corp.
(1995-E)

9/8/98                        5.61 (c)              3,815              3,815

Capital One
Funding Corp.
(1996-I)

9/8/98                        5.61 (c)              9,200              9,200

Capital One
Funding Corp.
(1997-D)

9/8/98                        5.61 (c)              5,300              5,300

Capital One
Funding Corp.
(1997-F)

9/8/98                        5.61 (c)              2,800              2,800

Capital One
Funding Corp.
(1997-G)

9/8/98                        5.61 (c)              6,889              6,889

Commonwealth
Life Insurance
Co.

9/1/98                        5.83 (c)(d)           15,000             15,000

New York Life
Insurance Co.

9/23/98                       5.68 (c)              25,000             25,000

11/28/98                      5.64 (c)              16,000             16,000

SHORT-TERM NOTES - CONTINUED

DUE DATE                      ANNUALIZED YIELD AT   PRINCIPAL AMOUNT   VALUE (NOTE 1)
                              TIME OF PURCHASE      (000S)             (000S)

Pacific Life
Insurance Co.

9/9/98                        5.73% (a)(c)          $ 10,000           $ 10,000

12/9/98                       5.73 (a)(b)(c)        10,000             10,000

Peoples Security
Life Insurance
Co.

9/1/98                        5.80 (c)(d)           10,000             10,000

SMM Trust
(1997-P)

9/16/98                       5.65 (a)(c)           2,000              2,000

SMM Trust
(1997-X)

9/14/98                       5.65 (a)(c)           4,000              4,000

SMM Trust
(1998-I)

9/28/98                       5.65 (a)(c)           25,000             25,000

Strategic Money
Market Trust
(1997-A)

9/23/98                       5.69 (a)(c)           24,000             24,000

Strategic Money
Market Trust
(1998-B)

9/7/98                        5.66 (a)(c)           18,000             18,000

Transamerica
Life Insurance &
Annuity Co.

9/8/98                        5.70 (c)              8,000               8,000

TOTAL                                                                   195,004
SHORT-TERM
NOTES


REPURCHASE AGREEMENTS - 2.4%

                              MATURITY
                              AMOUNT (000S)

In a joint trading            $ 64,124          64,114
account
(U.S.
Government
Obligations)
dated
8/31/98 due
9/1/98
 At 5.86%

TOTAL                         TOTAL            $ 2,727,032
INVESTMEN                     INVESTMEN
TS - 100%                     TS - 100%

Total Cost for                Total Cost for   $  2,727,032
Income Tax                    Income Tax
Purposes                      Purposes

LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $93,000,000 or 3.5% of net assets.
(b) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY             ACQUISTION   ACQUISITION
                     DATE         COST (000S)

Commonwealth         7/1/98       $ 15,000
Life Insurance Co.
5.83% 9/1/98

Goldman Sachs        3/10/98      $ 60,000
Group L.P. (The)
5.69% 9/13/98

Peoples Security     7/31/98      $ 10,000
Life Insurance Co.
5.80% 9/1/98

INCOME TAX INFORMATION
At August 31, 1998, the fund had a capital loss carryforward of approximately $1,099,000 of which $336,000, $536,000, $19,000, $99,000 and $109,000 will expire on  August 31, 2001, 2002, 2003, 2004 and
2006, respectively.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 2,727,032
AGREEMENTS OF $64,114) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                             1,200

RECEIVABLE FOR FUND SHARES SOLD                                             60,493

INTEREST RECEIVABLE                                                         14,933

OTHER RECEIVABLES                                                           2

 TOTAL ASSETS                                                               2,803,660

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                        $ 3

PAYABLE FOR INVESTMENTS PURCHASED                                 143,414
REGULAR DELIVERY

 DELAYED DELIVERY                                                 10,000

PAYABLE FOR FUND SHARES REDEEMED                                  23,599

DISTRIBUTIONS PAYABLE                                             316

ACCRUED MANAGEMENT FEE                                            706

OTHER PAYABLES AND ACCRUED EXPENSES                               446

 TOTAL LIABILITIES                                                          178,484

NET ASSETS                                                                 $ 2,625,176

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 2,626,286

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                         (1,110)

NET ASSETS, FOR 2,625,659 SHARES OUTSTANDING                               $ 2,625,176

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                    $1.00
SHARE ($2,625,176 (DIVIDED BY) 2,625,659 SHARES)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED AUGUST 31, 1998

INTEREST INCOME                        $ 140,914

EXPENSES

MANAGEMENT FEE                $ 8,065

TRANSFER AGENT FEES            3,808

ACCOUNTING FEES AND            238
EXPENSES

NON-INTERESTED TRUSTEES'       6
COMPENSATION

CUSTODIAN FEES AND             46
EXPENSES

REGISTRATION FEES              131

AUDIT                          36

LEGAL                          47

REPORTS TO SHAREHOLDERS        30

MISCELLANEOUS                  8

 TOTAL EXPENSES BEFORE         12,415
REDUCTIONS

 EXPENSE REDUCTIONS            (125)    12,290

NET INTEREST INCOME                     128,624

NET REALIZED GAIN (LOSS) ON             (12)
INVESTMENTS

NET INCREASE IN NET ASSETS             $ 128,612
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS            YEAR ENDED     YEAR ENDED
                                AUGUST 31,     AUGUST 31,
                                1998           1997

INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS                      $ 128,624      $ 119,566
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)        (12)           (99)

 NET INCREASE (DECREASE)         128,612        119,467
IN NET ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS    (128,624)      (119,566)
FROM NET INTEREST INCOME

SHARE TRANSACTIONS AT NET        11,931,413     9,437,254
ASSET VALUE OF $1.00 PER
SHARE
PROCEEDS FROM SALES OF
SHARES

 REINVESTMENT OF                 125,262        116,546
DISTRIBUTIONS

 COST OF SHARES REDEEMED         (11,856,534)   (9,446,036)

 NET INCREASE (DECREASE)         200,141        107,764
IN NET ASSETS AND
SHARES RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE                 200,129        107,665
(DECREASE) IN NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD             2,425,047      2,317,382

 END OF PERIOD                  $ 2,625,176    $ 2,425,047

FINANCIAL HIGHLIGHTS
                    YEARS ENDED AUGUST 31,

                    1998     1997     1996     1995     1994

SELECTED
PER-SHARE
DATA

NET ASSET VALUE,    $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
BEGINNING OF
PERIOD

INCOME FROM          .052     .051     .051     .053     .032
INVESTMENT
OPERATIONS
NET INTEREST
INCOME

LESS DISTRIBUTIONS

 FROM NET            (.052)   (.051)   (.051)   (.053)   (.032)
INTEREST INCOME

NET ASSET VALUE,    $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
END OF PERIOD

TOTAL RETURN A       5.31%    5.18%    5.25%    5.43%    3.23%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 2,625  $ 2,425  $ 2,317  $ 2,256  $ 2,132
OF PERIOD
(IN MILLIONS)

RATIO OF EXPENSES    .50%     .50%     .50%     .54%     .56%
TO AVERAGE
NET ASSETS

RATIO OF EXPENSES    .50%     .49% B   .50%     .54%     .56%
TO AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         5.19%    5.07%    5.11%    5.31%    3.18%
INTEREST INCOME
TO AVERAGE NET
ASSETS


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Daily Income Trust (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan. DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $85,000,000 or 3.2% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee computed daily and paid monthly, based on the fund's average net assets and gross income earned each month. The portion of the fee based on average net assets is graduated ranging from an annual rate of .10% of average net assets up to $2 billion to an annual rate of .05% of average net assets in excess of $6 billion. The portion of the fee on gross income is equal to 4% of the gross income earned by the fund each month (exclusive of gains realized from sales of investments) provided the amount of such fee, at a minimum, amounts to an annual rate of .20% and, at a maximum, does not exceed an annual rate of .40% of the fund's average net assets. For the period, the management fee was equivalent to an annual rate of .33% of average net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $125,000 under this arrangement.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Daily Income Trust:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Daily Income Trust (a fund of Fidelity Union Street Trust II) at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Daily Income Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 1998

DISTRIBUTIONS

A total of 0.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
2 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.

BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+ TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree
Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Robert K. Duby, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY (REGISTERED TRADEMARK)

MUNICIPAL MONEY MARKET
FUND

ANNUAL REPORT
AUGUST 31, 1998

CONTENTS

PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               6   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      8   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS
                            AND ONE YEAR.

INVESTMENTS             9   A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS    54  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   58  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   61  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           62

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The dramatic volatility we've seen in recent months in the world's stock and bond markets might seem at first glance to be unprecedented in its scope and duration. In fact, however, the U.S. stock market has declined by more than 10% 12 times just since 1970, only to recover and go on to new highs each time. As has been the case recently, segments of the bond market - most notably U.S. Treasuries - frequently have thrived in such periods as investors seek a safer home for their funds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED    PAST 1  PAST 5  PAST 10
AUGUST 31, 1998  YEAR    YEARS   YEARS

FIDELITY         3.26%   16.30%  44.35%
MUNICIPAL
MONEY
MARKET

ALL TAX-FREE     3.08%   15.46%  41.96%
MONEY
MARKET
FUNDS
AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average which reflects the performance of municipal money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 436 money market funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED    PAST 1  PAST 5  PAST 10
AUGUST 31, 1998  YEAR    YEARS   YEARS

FIDELITY         3.26%   3.07%   3.74%
MUNICIPAL
MONEY
MARKET

ALL TAX-FREE     3.08%   2.92%   3.57%
MONEY
MARKET
FUNDS
AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
               8/31/98  6/1/98  3/2/98  12/1/97  9/1/97

FIDELITY       3.01%    3.37%   3.03%   3.47%    3.06%
MUNICIPAL
MONEY
MARKET
FUND

ALL TAX-FREE   2.80%    3.22%   2.92%   3.28%    2.98%
MONEY
MARKET
FUNDS
AVERAGE

FIDELITY       4.70%    5.27%   4.73%   5.42%    4.78%
MUNICIPAL
MONEY
MARKET
FUND
TAX-EQUIVAL
ENT


Row: 1, Col: 1, Value: 3.01
Row: 1, Col: 2, Value: 2.8
Row: 1, Col: 3, Value: 4.7
Row: 2, Col: 1, Value: 3.37
Row: 2, Col: 2, Value: 3.22
Row: 2, Col: 3, Value: 5.270000000000001
Row: 3, Col: 1, Value: 3.03
Row: 3, Col: 2, Value: 2.92
Row: 3, Col: 3, Value: 4.73
Row: 4, Col: 1, Value: 3.47
Row: 4, Col: 2, Value: 3.28
Row: 4, Col: 3, Value: 5.42
Row: 5, Col: 1, Value: 3.06
Row: 5, Col: 2, Value: 2.98
Row: 5, Col: 3, Value: 4.78
Fidelity Municipal
Money Market Fund
All Tax-Free Money
Market Funds
Average
Fidelity Municipal
Money Market Fund
Tax-Equivalent
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. A portion of the fund's income may be subject to the alternative minimum tax.

(checkmark)
COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(Photograph of Diane McLaughlin)
An interview with Diane McLaughlin, Portfolio Manager of Fidelity Municipal Money Market Fund
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR, DIANE?
A. The U.S. economy grew at a strong rate, with real GDP - gross domestic product adjusted for inflation - growing at a rate of 3.5% over the past four quarters. Historically, a growth rate of 2.5% has been considered sustainable; in other words, growth above a 2.5% rate generally is expected to cause inflationary pressures to build. At the same time, the labor market in the U.S. was very tight, with unemployment below 5% for all 12 months, including a drop to a 28-year low of 4.3% in April. An unemployment rate of 5% historically has been considered "full employment." When the rate drops below that mark, prices are expected to rise because of wage pressures caused by employers increasing wages and salaries to attract or retain employees, and passing on the extra cost to consumers. However, inflation didn't emerge. In fact, the consumer price index (CPI) fell during the 12-month period as price increases generally were not passed on to the consumer. Two of the reasons we didn't see inflation were improvements in productivity and falling commodity prices. In addition, financial turmoil in Asia helped subdue inflationary pressures because currency devaluations in that region helped cause the prices of imports into the U.S. to fall. Furthermore, a decline in exports to Asia and other trading partners offset the strong domestic demand that has driven the strength of the U.S. economy. The conflicting signals of a strong domestic economy and Asian weakness led to a great deal of uncertainty, as market participants tried to gauge which would dominate the future course of the economy and Federal Reserve Board monetary policy.
Q. WHAT WAS THE FED'S STANCE AS THIS TRANSPIRED?
A. The Fed sought to balance concerns about the robust domestic economy with an increasingly fragile global economic situation. During most of the period, members of the Fed's Open Market Committee expressed continued concern about the inflation outlook, and maintained a bias toward raising the rate banks charge each other for overnight loans - the fed funds target rate - a move that would slow the economy to head off inflation. Nevertheless, toward the end of the period, the global economic crisis worsened, causing expectations to shift. Many market observers began to expect that the Fed's next move would be to lower the fed funds target rate in order to sustain economic growth in the U.S.
Q. WHAT WAS YOUR STRATEGY?
A. For most of the period, the fund's average maturity was shorter than most of its competitors. Two factors were considered in making this decision: economic fundamentals as well as the supply and demand of short-term municipal securities. There was a tremendous issuance of short-term, variable-rate demand notes (VRDNs) in the market, while fixed-rate, one-year notes weren't as plentiful. To attract buyers, issuers of the variable-rate paper had to offer yields that were actually higher than those provided by longer-term, one-year notes. Because of this situation, I increased the fund's VRDN position during much of the period. However, as expectations of lower short-term rates intensified more recently, I extended the fund's average maturity - to lock in attractive rates - so that it was more in line with its competitors.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1998, was 3.01%, compared to 3.06% one year ago. The latest yield was the equivalent of a 4.70% taxable yield for investors in the 36% federal tax bracket. Through August 31, 1998, the fund's 12-month total return was 3.26%, compared to 3.08% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The global economic crisis is likely to deepen before it improves. As a result, it is expected that the next policy move by the Federal Reserve Board will be more in the direction of lowering the fed funds target rate to support continued growth, as opposed to raising the rate to keep inflation under control. In addition, a municipal bond supply and demand imbalance could continue to be a challenge. Uncertainty in other markets may attract investors into municipal money market funds. At the same time, the trend of declining issuance of short-term, fixed-rate municipal securities is expected to continue.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)
FUND FACTS
GOAL: high current income
while maintaining a stable $1
share price by investing in
high-quality, short-term
municipal money market
securities
START DATE: January 2, 1980
FUND NUMBER: 010
TRADING SYMBOL: FTEXX
SIZE: as of August 31, 1998,
more than $5.0 billion
MANAGER: Diane McLaughlin,
since 1996; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1992

INVESTMENT CHANGES

MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           8/31/98           2/28/98           8/31/97

  0 - 30    83                73                80

 31 - 90    9                 14                7

 91 - 180   5                 10                2

181 - 397   3                 3                 11

WEIGHTED AVERAGE MATURITY
                        8/31/98  2/28/98  8/31/97

FIDELITY MUNICIPAL
 MONEY MARKET FUND      27 DAYS  31 DAYS  47 DAYS

ALL TAX-FREE MONEY
 MARKET FUNDS AVERAGE*  44 DAYS  43 DAYS  50 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1998 AS OF FEBRUARY 28, 1998
Row: 1, Col: 1, Value: 71.0
Row: 1, Col: 2, Value: 23.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 1, Value: 66.0
Row: 1, Col: 2, Value: 22.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 9.0
Variable rate
demand
notes (VRDN)        71%
Commercial paper
(including CP mode) 23%
Tender bonds         4%
Municipal notes      2%
Variable rate
demand
notes (VRDN)        66%
Commercial paper
(including CP mode) 22%
Tender bonds         3%
Municipal notes      9%
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

INVESTMENTS AUGUST 31, 1998
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
                                      PRINCIPAL      VALUE (NOTE 1)
                                      AMOUNT (000S)  (000S)
ALABAMA - 1.5%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev.
(Gazebo East Proj.) Series 1991 B, 3.55%,
LOC AmSouth Bank, NA, Birmingham, VRDN $ 3,430 $ 3,430
Alabama Ind. Dev. Auth. (Southern Ionics Proj.)
3.55%, LOC Southtrust Bank, Alabama, VRDN (d) 4,000 4,000 Birmingham Private Edl. Auth. (Altamont School) Series 1998,
3.30%, LOC AmSouth Bank, NA, Birmingham, VRDN  4,625  4,625
Chatam Ind. Dev. Board Poll. Cont. Rev. Bonds
(Alabama Electric Coop., Inc.) Series 1993:
   3.70% 9/1/98
  (Nat'l. Rural Util. Coop. Fin. Guaranteed) CP mode  900  900
   3.70% 9/10/98
  (Nat'l. Rural Util. Coop. Fin. Guaranteed) CP mode  2,600  2,600
  3.65% 10/14/98
  (Nat'l. Rural Util. Coop. Fin. Guaranteed) CP mode 2,900 2,900 Courtland Ind. Dev. Board (Speciality Minerals, Inc.)
3.45%, LOC Wachovia Bank, NA, VRDN (d)  5,000  5,000
Decatur Ind. Dev. Board Ind. Dev. Rev. (Monsanto Co. Proj.)
Series 1996, 3.40%, VRDN (d)  1,900  1,900
Decatur Ind. Dev. Board Solid Waste Rev.
(Trico Steel Co. Proj.) Series 1997, 3.55%,
LOC Chase Manhattan Bank, VRDN (d)  3,500  3,500
Demopolis Ind. Dev. Rev. Board Ind. Dev. Rev., VRDN:
 (McClain of Alabama Proj.)
 3.40%, LOC LaSalle Nat'l. Bank, Chicago, Illinois (d) 2,000 2,000 (Systech Environmental Corp.) Series 1990,
 3.40%, LOC NBD Bank, NA (d)  1,800  1,800
Jackson Ind. Dev. Auth. (Specialty Minerals, Inc.) 3.45%,
LOC Wachovia Bank, NA, VRDN  4,300  4,300
Jefferson County Swr. Rev. Participating VRDN
3.60% (BPA Bank of New York, NA) (e)  2,170  2,170
Lafayette Ind. Dev. Board Ind. Dev. Rev.
(Kardoes Rubber Co., Inc.)
3.55%, LOC Amsouth Bank, NA, Birmingham, VRDN (d) 3,800 3,800 Mobile Ind. Dev. Board Rev. (Newark Group Proj.) 3.42%,
LOC First Union Nat'l. Bank, VRDN  7,210  7,210
Montgomery Ind. Dev. Board Ind. Dev. Rev.
(Feldmeier/Alabama Equipment) Series 1996, 3.55%,
LOC Southtrust Bank, Alabama, VRDN (d)  925  925
Phenix City Envir. Imp. Rev. Bonds
(Mead Coated Board Proj.) Series 1988:
  3.55% 10/15/98,
  LOC ABN-AMRO Bank, NV, CP mode (d)  5,900  5,900
  3.60% 10/15/98,
  LOC ABN-AMRO Bank, NV, CP mode (d)  3,000  3,000

MUNICIPAL SECURITIES (A) - CONTINUED
                                    PRINCIPAL     VALUE (NOTE 1)
                                    AMOUNT (000S) (000S)
ALABAMA - CONTINUED
Phenix City Envir. Imp. Rev. Bonds
(Mead Coated Board Proj.) Series 1988: - continued
  3.60%10/22/98,
  LOC ABN-AMRO Bank, NV, CP mode (d) $ 2,000 $ 2,000
  3.60%11/9/98,
  LOC ABN-AMRO Bank, NV, CP mode (d)  2,000  2,000
Port City Med. Clinic (Mobile-Infirmary Health Sys.)
Series B, 3.25% (AMBAC Insured) (Liquidity Facility
Rabobank Nederland Coop.) VRDN  8,400  8,400
Roanoke Ind. Dev. Board Ind. Dev. Rev. (Steel Fab, Inc. Proj.) Series 1997, 3.55%, LOC NationsBank, NA, VRDN (d) 1,500 1,500 Tuscaloosa County Ind. Dev. Auth. (Hanna Steel Co.) 3.50%,
LOC NationsBank, NA, VRDN  1,035  1,035
  74,895
ALASKA - 0.9%
Alaska Hsg. Fin. Corp. Participating VRDN, Series FR/RI-2,
3.60% (Liquidity Facility Bank of New York, NA) (e) 5,600 5,600 Alaska Ind. Dev. & Export Auth. Exempt Facs. Rev.
(Fairbanks Gold Mining) Series 1997, 3.37%,
LOC United Bank of Switzerland, VRDN (d)  30,400  30,400
Valdez Marine Term. Rev.:
 Rfdg. Bonds (Atlantic Richfield Co.):
  Series 1994 A, 3.65% 10/8/98, CP mode  2,000  2,000
  Series 1994 C, 3.70% 9/4/98, CP mode  3,000  3,000
 Participating VRDN, Series PT-172, 3.45%
 (Liquidity Facility Banque Nationale de Paris) (e)  4,945  4,945
  45,945
ARIZONA - 2.2%
Apache County Ind. Dev. Auth. (Tucson Elec. Pwr. Co./ Springerville Proj.) Series 1983 B, 3.30%,
LOC Bank of New York, NA, VRDN  4,800  4,800
Cochise County Poll. Cont. Rev. Solid Waste
(Arizona Elec. Pwr. Coop) 3.55%
(CFC Nat'l. Rural Util. Corp. Guaranteed) VRDN (d) 5,300 5,300 Flagstaff Ind. Dev. Auth. Bonds (Citizens Util. Co.)
3.70% 9/8/98, CP mode (d)  2,100  2,100
Maricopa County:
 Ind. Dev. Auth. Multi-Family Hsg. Rev., VRDN:
  (Privado Park Apt. Proj.) Series 1994 A,
  3.40% (Fannie Mae Guaranteed) (d)  1,000  1,000
  (Shadow Creek Apt. Proj.) Series 1994 C,
  3.40% (Fannie Mae Guaranteed) (d)  5,100  5,100

MUNICIPAL SECURITIES (A) - CONTINUED
                               PRINCIPAL        VALUE (NOTE 1)
                               AMOUNT (000S)    (000S)
ARIZONA - CONTINUED
Maricopa County: - continued
 Poll. Cont. Rev. Bonds
 (Southern California Edison Co. Proj.):
   Series 1985 E, 3.65% 9/11/98, CP mode $ 3,250 $ 3,250
   Series 1985 F, 3.65% 10/8/98, CP mode  2,100  2,100
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Util. Co. Proj.) Series 1993 E:
  3.70% 9/8/98, CP mode (d)  1,360  1,360
  3.45% 9/8/98, CP mode (d)  5,400  5,400
Phoenix Ind. Dev. Auth., VRDN:
 Multi-Family Hsg. Rev.:
  (Bell Square Apt. Proj.) Series 1995, 3.45%,
  LOC Gen. Elec. Cap. Corp.  6,000  6,000
  (Heather Ridge Apt. Proj.) Series 1988, 3.40%
  (Fannie Mae Guaranteed) (d)  2,000  2,000
 Rev. (Plastican Proj.) Series 1997, 3.40%,
 LOC Fleet Nat'l. Bank, NA (d)  2,700  2,700
 Rev. Rfdg. (V.A.W. of America Proj.)
 Series 1997, 3.45%, LOC NationsBank, NA (d)  1,100  1,100
Pima County Ind. Dev. Auth. Multi-Family Rev.
(Quail Ridge Apt. B) 3.40%
(Fannie Mae Guaranteed) VRDN (d)  4,000  4,000
Salt River Proj. Agricultural Impt. & Pwr. Dist., CP:
 3.80% 9/8/98 (Liquidity Facility Wells Fargo Bank,
 First Nat'l. Bank of Chicago)  2,500  2,500
 3.55% 9/9/98 (Liquidity Facility Wells Fargo Bank,
 First Nat'l. Bank of Chicago)   16,400  16,400
 3.50% 9/11/98, LOC Bank of New York, NA
 (Liquidity Facility Wells Fargo Bank,
  First Nat'l. Bank of Chicago)  5,800  5,800
 3.70% 9/15/98 (Liquidity Facility Wells Fargo Bank,
 First Nat'l. Bank of Chicago)  16,981  16,981
 3.60% 2/11/99 (Liquidity Facility Wells Fargo Bank,
 First Nat'l. Bank of Chicago)  18,000  18,000
Yavapai County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Util. Co. Proj.) Series 1993:
  3.70% 9/8/98, CP mode (d)  4,600  4,600
  3.60% 10/15/98, CP mode (d)  2,000  2,000
  112,491

MUNICIPAL SECURITIES (A) - CONTINUED
                               PRINCIPAL     VALUE (NOTE 1)
                               AMOUNT (000S) (000S)
ARKANSAS - 0.8%
Arkansas Dev. Fin. Agcy.:
 Bonds Single Family Mtg. Rev. Series 1998 B, 3.75%
 tender 6/1/99 (Financial Guaranty Ins.
 Co. Guaranteed) (d) $ 3,495 $ 3,495
 Multi-Family Hsg. Rev. (Kiehl Partners LP Proj.)
 Series 1998, 3.55%,
 LOC Bank One, Louisiana, NA, VRDN  5,200  5,200
 Participating VRDN, Series 1998 C, 3.41%
 (Liquidity Facility Bank of America Nat'l. Trust &
 Savings, NA) (d)  7,380  7,380
Clark County Solid Waste Disp. Rev.
(Reynolds Metals Co. Proj.) Series 1992, 3.37%,
LOC SunTrust Bank, Atlanta, VRDN (d)  13,800  13,800
Miller County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.) Series 1996, 3.40%, LOC Commerzbank, AG, VRDN (d) 5,600 5,600
Pine Bluff Ind. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1988, 3.55%, LOC Wells Fargo Bank, NA, VRDN (d) 4,500 4,500
West Memphis Ind. Dev. Rev. (Proform Co. LLC Proj.)
Series 1996, 3.50%, LOC U.S. Bank & Trust, NA, VRDN  1,000  1,000
  40,975
CALIFORNIA - 0.6%
California Higher Ed. Student Loan Auth. Rev.:
 Bonds Series 1987 C, 3.75% tender 6/1/99,
 LOC Student Loan Marketing Assoc. (d)  4,650  4,647
 Series 1992 E-1, 3.35%,
 LOC Student Loan Marketing Assoc., VRDN (d) 8,350 8,350 California Pub. Works Board Lease Rev. Bonds
(Dept. of Corrections) Series 1997 C, 4.75% 9/1/98  4,100  4,100
Clovis Unified School Dist. Gen. Oblig. TRAN 4% 6/30/99  13,000
13,029
  30,126
COLORADO - 1.9%
Aurora Multi Family Hsg. Rev. (Aurora Meadows Apt.)
Series 1996, 3.60% (Fannie Mae Guaranteed) VRDN (d) 8,300 8,300 Colorado Springs Util. Sys. Impt. Rev. Participating VRDN (e):
 Series FR/RI-19, 3.65% (Liquidity Facility Bank of
 New York, NA)  9,100  9,100
 Series SGB-28, 3.46% (Liquidity Facility Societe
 Generale, France)   11,180  11,180
Denver City & County Dept. of Aviation Arpt. Sys.
Participating VRDN (e):
  Series 1997, 3.45%
  (Liquidity Facility Caisse des Depots et Consignments) (d)  28,840
28,840
  Series 1997 Q, 3.40%
  (Liquidity Facility First Union Bank) (d)  6,600  6,600

MUNICIPAL SECURITIES (A) - CONTINUED
                               PRINCIPAL       VALUE (NOTE 1)
                               AMOUNT (000S)   (000S)
COLORADO - CONTINUED
Denver City & County Gen. Oblig. Participating VRDN,
Series BTP-304, 3.35%
(Liquidity Facility Bankers Trust Corp.) (e) $ 13,870 $ 13,870
Fort Collins County Ind. Dev. Rev.
(Phelps-Tointon Millwork Proj.) Series 1993, 3.45%,
LOC Bank One, Wisconsin, VRDN (d)  1,295  1,295
Moffat County Poll. Cont. Rev. Rfdg.
(Colorado-UTE Elec. Assoc.) Series 1984, 3.45%
(AMBAC Insured) (BPA Societe Generale) VRDN 12,600 12,600 Westminster County Multi-Family Hsg. Rev. Rfdg.
(Lakeview Apts.) Series 1997 3.60%
(Fannie Mae Guaranteed) VRDN (d)  4,510  4,510
  96,295
CONNECTICUT - 0.1%
Connecticut Hsg. Fin. Auth. Participating VRDN, Series 1997 L,
3.45% (Liquidity Facility First Union Bank) (d)(e)  4,700  4,700
DELAWARE - 0.9%
Delaware Econ. Dev. Auth., VRDN:
 (Delmarva Pwr. & Lt. Co. Proj.):
  Series 1987, 3.55% (d)  2,400  2,400
  Series 1994, 3.55% (d)  9,200  9,200
 Multi-Family (Schoolhouse Trust Prog.)
 3.30%, LOC Marine Midland Bank, NA  25,100  25,100
Delaware Hsg. Auth. Rev. Participating VRDN, Series 96C0801,
3.46% (Liquidity Facility Citibank, NA) (d)(e)  8,300  8,300
  45,000
DISTRICT OF COLUMBIA - 0.3%
District of Columbia Wtr. & Swr. Participating VRDN,
Series 98-5201, 3.41%
(Liquidity Facility Citibank, NA) (e)  3,300  3,300
Metropolitan Washington Arpt. Auth. Rev. Bonds
3.70% 10/30/98, LOC NationsBank, NA, CP mode (d)  11,000  11,000
  14,300
FLORIDA - 6.2%
Brevard County Hsg. Fin. Auth.
(Sun Pointe Bay Apts. Proj.) Series 1993, 3.45%
(Continental Casualty Co. Guaranteed) VRDN  2,180  2,180
Broward County Port Facs. Rev. Rfdg. (Port Everglades)
Series 1998, 3.30% (AMBAC Insured)
(BPA Bank of Nova Scotia) VRDN (d)  1,600  1,600
Capital Proj. Fin. Auth. (Florida Hosp. Assoc. Cap. Proj.)
Series 1998 A, 3.25% (FSA Insured)
(Liquidity Facility Credit Suisse First Boston) VRDN  34,400  34,400

MUNICIPAL SECURITIES (A) - CONTINUED
                                     PRINCIPAL         VALUE (NOTE 1)
                                     AMOUNT (000S)     (000S)
FLORIDA - CONTINUED
Dade County Ind. Dev. Auth.
(Professional Modification Proj.) 3.40%,
LOC Bankers Trust Co., VRDN (d) $ 3,500 $ 3,500
Florida Dept. of Envir. Protection Participating VRDN,
Series FR/RI-A18, 3.60% (Liquidity Facility
Nat'l. Westminster Bank, PLC) (e)  3,000  3,000
Florida Dept. of Trans. Participating VRDN, 3.40%
(Liquidity Facility Societe Generale) (e)  7,100  7,100
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev. Rfdg.
(Hillsborough-Oxford Proj.) Series D, 3.50%   5,000  5,000
Florida Hsg. Fin. Homeowner Mtg. Rev. Bonds:
 Series 1998-5, 3.80% tender 6/15/99 (FGIC Insured)  20,195  20,195
 Series 1998-6, 3.80% tender 6/15/99 (FCIC Insured) (d)  5,515  5,515
Florida Local Gov't. Fin. Commission Series A, CP:
 3.65% 9/8/98, LOC First Union Nat'l. Bank  4,570  4,570
 3.80% 9/8/98, LOC First Union Nat'l. Bank  7,000  7,000
 3.75% 11/5/98, LOC First Union Nat'l. Bank  3,000  3,000
 3.65% 12/10/98, LOC First Union Nat'l. Bank  2,810  2,810
Highlands County Ind. Dev. Auth. (Lesco, Inc. Proj.)
Series 1997, 3.45%, LOC PNC Bank, NA, VRDN (d)  2,500  2,500
Hillsborough County Aviation Auth.
(Tampa Int'l. Arpt.) 2nd Series, 3.70% 9/9/98,
LOC Nat'l. Westminster Bank, PLC, CP (d)  4,600  4,600
Jacksonville Elec. Auth., CP:
 Series A:
  3.80% 9/8/98
  (Liquidity Facility Morgan Guaranty Trust Co.)   5,600  5,600
  3.50% 12/17/98
  (Liquidity Facility Morgan Guaranty Trust Co.)  6,232  6,232
 Series C-1:
  3.60% 10/16/98
  (Liquidity Facility Morgan Guaranty Trust Co.)   14,000  14,000
  3.60% 2/11/99
  (Liquidity Facility Morgan Guaranty Trust Co.) 2,600 2,600 Jacksonville Health Fac. Auth. Participating VRDN,
Series 1996 M, 3.41% (Liquidity Facility Caisse des
Depots et Consignations) (e)  9,700  9,700
Jacksonville Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr. &
Lt. Co., Proj.) Series 1994, 3.65% 9/11/98, CP mode  7,400  7,400
Jacksonville River City Renaissance Prog., CP:
 3.80% 9/8/98 (BPA Morgan Guaranty Trust Co, NY,
 Credit Swiss First Boston)  3,000  3,000
 3.65% 9/11/98 (BPA Morgan Guaranty Trust Co, NY,
 Credit Swiss First Boston)  9,800  9,800

MUNICIPAL SECURITIES (A) - CONTINUED
                                   PRINCIPAL       VALUE (NOTE 1)
                                   AMOUNT (000S)   (000S)
FLORIDA - CONTINUED
Jacksonville River City Renaissance Prog., CP: - continued
 3.60% 11/12/98 (BPA Morgan Guaranty Trust Co., NY,
 Credit Swiss First Boston) $ 6,800 $ 6,800
Lee County Hosp. Board Hosp. Rev. Bonds
(Lee Memorial Hosp. Proj.) Series 1997 B:
  3.70% 9/10/98
  (Liquidity Facility SunTrust Bank, NA) CP mode  10,000  10,000
  3.70% 10/9/98
  (Liquidity Facility SunTrust Bank, NA) CP mode  3,800  3,800
Reedy Creek Impt. Dist. Participating VRDN, Class 96C0904,
3.41% (Liquidity Facility Citibank, NY) (e)  11,975  11,975
St. Lucie County Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr. &
Lt. Co., Proj.) Series 1994 A, 3.70% 9/8/98, CP mode  3,500  3,500
Sarasota County Pub. Hosp. Dist. Bonds:
 (Sarasota Mem. Hosp.):
  Series A, 3.60% 9/18/98
  (Liquidity Facility SunTrust Bank, Orlando) CP mode 25,400 25,400 Series 1991, 3.65% 12/10/98, CP mode 10,400 10,400
  Series 1993 A, 3.65% 12/10/98, CP mode  9,200  9,200
Sunrise Util. Sys. Rev. Participating VRDN (e):
 Series SGB-16, 3.46%
 (Liquidity Facility Societe Generale)  1,000  1,000
 Series SGB-17, 3.46%
 (Liquidity Facility Societe Generale)  6,400  6,400
Sunshine State Gov't. Fing. Commission Rev.:
 Bonds Series 1986:
  3.65% 10/13/98 (AMBAC Insured)
  (Liquidity Facility Toronto-Dominion Bank,
  United Bank of Switzerland) CP mode  6,000  6,000
  3.55% 12/9/98 (AMBAC Insured)
  (Liquidity Facility Toronto Dominion Bank,
  United Bank of Switzerland) CP mode  19,075  19,075
  3.55% 12/9/98 (AMBAC Insured)
  (Liquidity Facility Toronto-Dominion Bank,
  United Bank of Switzerland) CP mode  9,820  9,820
 CP, Series 1994 A, 3.60% 10/16/98
 (Liquidity Facility Bank of Nova Scotia)  13,100  13,100
West Orange Mem. Hosp. Dist. Rev. Bonds:
 Series 1991-A1:
  3.70% 9/9/98,
  LOC Rabobank Nederland Coop, CP mode  5,000  5,000
  3.45% 10/22/98,
  LOC Rabobank Nederland Coop, CP mode  6,900  6,900
 Series 1991-A2, 3.45% 12/8/98,
 LOC Rabobank Nederland Coop, CP mode  4,000  4,000
  317,672

MUNICIPAL SECURITIES (A) - CONTINUED
                                    PRINCIPAL      VALUE (NOTE 1)
                                    AMOUNT (000S)  (000S)
GEORGIA - 4.1%
Albany Dougherty Payroll Dev. Auth. Poll. Cont. Rev. Rfdg. (Philip Morris Co. Proj.) 3.45%, VRDN $ 2,790 $ 2,790
Atlanta Urban Residential Fin. Auth.
(Villages of Cascade Proj.) Series 1997 A, 3.45%,
LOC SunTrust Bank, NA, VRDN (d)  6,700  6,700
Burke County Dev. Auth. Bonds (Oglethorpe Pwr. Co.
Vogtle Proj.) Series 1988 B, 3.60% 10/21/98 (AMBAC
Insured) (BPA Rabobank Nederland Coop) CP mode 15,000 15,000 Burke County Dev. Auth. Poll. Cont. Rev.
(Georgia Pwr Co. - Plant Vogtle Proj.) VRDN:
  Series 1994-4, 3.85%  4,800  4,800
  Series 1997, 3.40% (d)  2,000  2,000
Cartersville Poll. Cont. Rev. (Burtin Reality Enterprises)
3.45%, LOC Wachovia Bank of Georgia, NA, VRDN 1,000 1,000 Chattooga County Poll. Cont. Rev. (Aladdin
Manufacturing Co.) 3.45%,
LOC Wachovia Bank of Georgia, NA, VRDN (d)  4,300  4,300
Cherokee County Dev. Auth. (Blue Circle Aggregates, Inc.)
Series 1997, 3.40%,
LOC Den Danske Bank Group, AS, VRDN  3,500  3,500
Clayton County Hsg. Auth. Multi-Family Hsg. Rev.
(Hyde Park Club Apts. Proj.) Series 1997, 3.45%,
LOC Key Bank, NA, VRDN (d)  3,500  3,500
Cobb County Ind. Dev. (Amoena Corp. Proj.)
Series 1992, 3.55%, LOC Bayerische
Hypotheken und Wechsel, VRDN (d)  2,150  2,150
Coweta County Ind. Dev. Auth.
(E.G.O. Prod., Inc. Proj.) Series 1996, 3.50%,
LOC United Bank of Switzerland, VRDN  3,900  3,900
Dekalb County Dev. Auth. Ind. Dev. Rev. (Qualex Proj.)
3.55%, LOC Comerica Bank, Texas, VRDN (d)  2,900  2,900
Dekalb County Multi-Family Hsg. Rev., VRDN:
 (Bryton Hill Apts. Proj.) Series 1996, 3.45%,
 LOC PNC Bank, Kentucky (d)  1,000  1,000
 (Eagles Trace Apts.) Series 1996, 3.45%,
 LOC Key Bank, NA (d)  2,675  2,675
Fulton County School Dist. Gen. Oblig. Rfdg.
Participating VRDN, Series 36, 3.46%
(Liquidity Facility Toronto-Dominion Bank) (e) 9,430 9,430 Georgia Gen. Oblig. Participating VRDN, Series 122,
3.35% (BPA Bankers Trust Corp.) (e)  4,580  4,580

MUNICIPAL SECURITIES (A) - CONTINUED
                                   PRINCIPAL     VALUE (NOTE 1)
                                   AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Georgia Muni. Electric Auth. Bonds
(Gen. Resolution Proj.):
  Series 1985 A:
   3.70% 9/10/98, LOC Morgan Guaranty Trust Co.,
   Credit Swiss First Boston, CP mode $ 1,000 $ 1,000
   3.60% 10/14/98, LOC Morgan Guaranty Trust Co.,
   CP mode  6,000  6,000
  Series 1985 B, 3.65% 9/11/98,
  LOC Morgan Guaranty Trust Co.,
   Credit Suisse First Boston, CP mode  3,100  3,100
Georgia Muni. Gas Auth. (Gas Rev. Agcy. Proj.) Series C,
3.25%, LOC Bayerische Landesbank Girozentrale, VRDN 13,200 13,200 Georgia Port Auth. Rev.:
 (Colonel's Island Term.) 3.45%,
 LOC SunTrust, Atlanta, VRDN (d)  1,840  1,840
 (O'Neal Steel, Inc.) 3.40%, LOC NationsBank, NA (d) 1,500 1,500 Georgia Residential Fin. Auth. Single-Family Hsg.
Participating VRDN, Series 96C1006, 3.46%
(Liquidity Facility Citibank, NA) (e)  2,780  2,780
Gwinnett County Ind. Dev., VRDN:
 (Curtin 1000, Inc. Proj.) Series 1996, 3.45%,
 LOC SunTrust Bank, Atlanta (d)  1,200  1,200
 (Sheperd Construction Co., Inc.) 3.45%,
 LOC SunTrust Bank, Atlanta (d)  1,100  1,100
Gwinnett County Multi-Family Hsg. Rev.
(Herrington Woods Apt.) Series 1996 A, 3.45%,
LOC Key Bank, NA, VRDN (d)  6,700  6,700
Gwinnett Poll. Cont. Rev., VRDN:
(Klockner Namasco Corp.) 3.40%,
 LOC NationsBank, NA (d)  1,000  1,000
Henry County Dev. Auth. Solid Waste Rev.
(Atlas Roofing Corp. Proj.) Series 1997, 3.45%,
LOC SunTrust Bank, Atlanta, VRDN (d)  2,500  2,500
Jenkins County Poll. Cont. Rev. (Metal Ind., Inc) 3.40%,
LOC NationsBank, NA, VRDN (d)  2,400  2,400
Lafayette Dev. Auth. (The Dixie Group Proj.) Series 1998,
3.45%, LOC SunTrust Bank, NA, VRDN (d)  2,000  2,000
Metropolitan Atlanta Rapid Transit Auth.
Participating VRDN (e):
  Series PT-1064, 3.45%
  (Liquidity Facility Merrill Lynch & Co.)  20,000  20,000
  Series SG-57, 3.40%
  (Liquidity Facility Societe Generale, France)  10,000  10,000

MUNICIPAL SECURITIES (A) - CONTINUED
                                       PRINCIPAL     VALUE (NOTE 1)
                                       AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Muni. Elec. Auth. of Georgia (Commercial Paper Proj.)
Series B, 3.45% 12/8/98,
LOC Morgan Guaranty Trust Co., CP $ 10,000 $ 10,000
Paulding County Ind. Bldg. Auth. Rev. (Cadillac Prod., Inc.)
Series 1994, 3.50%, LOC NBD Bank, NA, VRDN (d)  3,860  3,860
Richmond County Solid Waste Disp. Rev. (Evergreen Nylon
Recycling Proj.) Series 1998, 3.40%, LOC Banque
Nationale De Paris, VRDN (d)  24,000  24,000
Roswell Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Roswell-Oxford Proj.) Series 1990, 3.50%
 (Continental Casualty Co. Guaranteed)  6,100  6,100
 (Autumnbrook Apts.) Series 1991 A, 3.40%,
 LOC AmSouth Bank, NA  7,165  7,165
Savannah Econ. Dev. Auth., VRDN:
 (Home Depot, Inc.) Series 1995 A, 3.45% (d)   1,500  1,500
 (Kaolin Terminals, Inc.) 3.40%, LOC NationsBank, NA (d) 5,000 5,000 Vienna Ind. Dev. Auth. (Mid Georgia Processing Co.)
3.40%, LOC NationsBank, NA, VRDN (d)  3,200  3,200
Worth County Ind. Dev. Auth. Ind. Dev. Rev. Rfdg.
(Seabrook Peanut Co. Proj.) Series 1996 B, 3.45%,
LOC SunTrust Bank, Atlanta, VRDN  1,700  1,700
  209,070
HAWAII - 1.2%
Hawaii Arpt. Sys. Participating VRDN,
Series PT-190B, 3.50% (Liquidity Facility
Bayerische Hypotheken und Wechsel) (d)(e)  33,445  33,445
Hawaii Dept. of Budget & Fin.:
 Participating VRDN, Series PT-139, 3.50%
 (Liquidity Facility Merrill Lynch & Co.) (d)  5,000  5,000
 Spl. Purp. Rev. Bonds:
  (Citizens Utilities Proj.):
   Series 1988 A, 3.75% 9/4/98, CP mode (d)  4,400  4,400
   Series 1988 B:
    3.70% 9/8/98, CP mode (d)  1,190  1,190
    3.70% 9/8/98, CP mode (d)  2,000  2,000
   Series 1988 C, 3.80% 9/4/98, CP mode (d)  2,210  2,210
  (Kaiser Permanente) 3.70% 9/1/98, CP mode  3,000  3,000
Hawaii Gen. Oblig. Participating VRDN,
Series BTP-282, 3.35%
(Liquidity Facility Bankers Trust Corp.) (e)  5,000  5,000
Hawaii Hsg. Fin. & Dev. Corp. Participating VRDN,
Series PT-1049, 3.50%
(Liquidity Facility Merrill Lynch & Co.) (d)(e)  6,700  6,700
  62,945

MUNICIPAL SECURITIES (A) - CONTINUED
                                 PRINCIPAL     VALUE (NOTE 1)
                                 AMOUNT (000S) (000S)
IDAHO - 0.1%
Idaho Hsg. Participating VRDN, Series PA-145, 3.50%
(Liquidity Facility Merrill Lynch & Co.) (e) $ 3,300 $ 3,300
ILLINOIS - 7.8%
Bolingbrook Multi-Family Hsg. (Amerton Apt.) 3.55%,
LOC Lasalle Nat'l. Bank of Chicago, VRDN (d)  12,300  12,300
Carol Stream Multi-Family Hsg. Rev. (St. Charles Square)
3.35% (Fannie Mae Guaranteed) VRDN (d)  2,000  2,000
Chicago Arpt. Rev. (O'Hare Int'l. Arpt.) Series 1988 A, 3.37%,
LOC Bayerische Landesbank Girozentrale, VRDN (d) 48,800 48,800 Chicago Arpt. Spl. Rev. (Centerpoint O'Hare)
3.40%, LOC First Nat'l. Bank of Chicago, VRDN (d) 10,000 10,000 Chicago Collateralized Single Family Mtg. Rev.
Series 1998 B, 3.70% 4/1/99
(Westdeutsche Landesbank Girozentrale Guaranteed) (d) 5,600 5,600 Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. &
Coke Co.) 3.70%, 12/1/98 (d)  7,200  7,200
Chicago Ind. Dev. Rev., VRDN:
 (Ampere Automotive Corp. Proj.) Series 1996, 3.40%,
 LOC Harris Trust & Savings Bank (d)  4,000  4,000
 (Guernsey Bel, Inc. Proj.) 3.40%,
 LOC Harris Trust & Savings Bank (d)  1,400  1,400
Chicago Midway Arpt. Spl. Facs. Rev. Bonds Series 1998,
3.65% 12/1/98, LOC Bayerische Landesbank
Girozentrale (d)  4,000  4,000
Chicago School Reform Board Participating VRDN (e):
 Series BTP-238, 3.35%
 (Liquidity Facility Bankers Trust Corp.)  5,985  5,985
 Series 96-BB, 3.41%
 (Liquidity Facility Bank of America Nat'l.
 Trust & Savings)   18,690  18,690
 Series 1997 E, 3.40%
 (Liquidity Facility First Union Bank)  8,700  8,700
Chicago Wtr. Participating VRDN, Series 1997 V,
3.40% (Liquidity Facility First Union Bank) (e) 11,560 11,560 Cook County Ind. Dev. Rev. Bonds (Little Lady Foods Proj.)
Series 1997, 3.40%, LOC LaSalle Nat'l. Bank) VRDN (d) 3,000 3,000 Glendale Heights Participating VRDN, Series PT-106, 3.45% (Liquidity Facility Merrill Lynch & Co.) (e) 2,600 2,600
Illinois Dev. Fin. Auth., VRDN:
 Ind. Dev. Auth. Rev.:
  (Art Institute of Chicago) Series 1996, 3.30%
  (Liquidity Facility Bank of America, Illinois)   2,500  2,500
  (FC Ltd. Partnership) 3.40%, LOC Lasalle Nat'l. Bank (d)  1,430
1,430

MUNICIPAL SECURITIES (A) - CONTINUED
                                     PRINCIPAL     VALUE (NOTE 1)
                                     AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Illinois Dev. Fin. Auth., VRDN: - continued
 Ind. Dev. Auth. Rev.:
  (Kindlon Partners Proj.):
   Series 1994, 3.40%, LOC Lasalle Nat'l. Bank (d) $ 800 $ 800 3.40%, LOC Lasalle Nat'l. Bank of Chicago (d) 900 900
  (Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A,
  3.55%, LOC Lasalle Nat'l. Bank of Chicago (d) 2,800 2,800 (Northwestern Univ.) Series 1988, 3.30%
  (BPA Northern Trust Co.)  5,919  5,919
  (Olive Can Co. Proj.) 3.40%,
  LOC LaSalle Nat'l. Bank of Chicago (d)  2,660  2,660
  (Overton Gear and Tool Corp. Proj.) Series 1994, 3.40%,
  LOC Harris Trust and Savings Bank of Chicago (d) 2,100 2,100 (Touhy Ltd. Partnership) Series 1996, 3.40%,
  LOC LaSalle Nat'l. Bank of Chicago (d)  1,300  1,300
 Multi-Family Hsg. Rev. Rfdg. (Garden Glen Apts.)
 Series 1993, 3.45%
  (Continental Casualty Co. Guaranteed)  11,610  11,610
 Poll. Cont. Rev.:
  Series A, 3.55% (MBIA Insured)
  (Liquidity Facility First Nat'l. Bank of Chicago) (d)  32,100
32,100
  Series B, 3.45% (MBIA Insured)
  (Liquidity Facility First Nat'l. Bank of Chicago) (d)  26,600
26,600
  Series C, 3.40% (MBIA Insured)
  (Liquidity Facility First Nat'l. Bank of Chicago) (d)  15,200
15,200
Illinois Edl. Facs. Auth. Participating VRDN, Series 1997 U,
3.40% (Liquidity Facility First Union Bank) (e) 9,040 9,040 Illinois Health Facs. Auth. Bonds (SSM Health Care) Series 1998 B, 3.45% 12/8/98 (MBIA Insured) (Liquidity Facility
Bank of America Nat'l. Trust & Savings Assoc.) CP mode 6,500 6,500 Illinois Hsg. Dev. Auth. Homeowner Mtg. Rev. Bonds:
 Series 1998 D-2, 3.70% tender 6/29/99
 (Gov't. Nat'l. Mtg. Assoc. Guaranteed) (d)  20,800  20,800
 Series 1998 D-3, 3.70% tender 6/29/99
 (Gov't. Nat'l. Mtg. Assoc. Guaranteed) (d)  6,800  6,800
Illinois Hsg. Dev. Auth. Multi-Family Hsg. Rev. (Williamsburg
Apt. Proj.) Series 1991, 3.40%, LOC Landesbank
Hessen-Thuringen (Fannie Mae Guaranteed) VRDN (d) 16,500 16,500 Illinois Reg. Trans. Auth. Participating VRDN (e):
 Series SG-3, 3.40%
 (Liquidity Facility Societe Generale, France)  4,000  4,000
 Series SG-19, 3.46%
 (Liquidity Facility Societe Generale, France)  8,675  8,675
 Series SG-82, 3.40%
 (Liquidity Facility Societe Generale, France)  14,500  14,500

MUNICIPAL SECURITIES (A) - CONTINUED
                                     PRINCIPAL     VALUE (NOTE 1)
                                     AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Illinois Student Asst. Comm. Student Loan Rev., VRDN:
 Series 1997 A, 3.35%,
 LOC First Nat'l. Bank of Chicago (d) $ 4,800 $ 4,800
 Series 1988 A, 3.35% (MBIA Insured)
 (BPA Bank of America Nat'l. Trust & Savings) (d) 8,700 8,700 Madison County Envir. Impt. (Shell Wood River Refining Co.)
Series 1997 A, 3.45%, VRDN (d)  4,600  4,600
Metropolitan Pier & Exposition Auth.
Participating VRDN, Series FR/RI-8, 3.55%
(Liquidity Facility Bank of New York, NA) (e) 3,400 3,400 Mundelein Ind. Dev. Rev. (Print-O-Tape Proj.) Series 1997,
3.40%, LOC Harris Trust & Savings Bank, Chicago, VRDN 5,200 5,200 Palos Hills Multi-Family Hsg. Rev. (Green Oaks Proj.)
Series 1998, 3.40%, LOC LaSalle Nat'l. Bank of
Chicago, VRDN (d)  2,900  2,900
Plainfield Ind. Dev. Auth. (Plainfield Molding, Inc.)
Series 1997, 3.40%, LOC LaSalle Nat'l. Bank of
Chicago, VRDN (d)  1,300  1,300
Rockford Ind. Dev. Auth. Rev. (Ringcan Corp. Proj.)
Series 1998, 3.45%, LOC SunTrust Bank,
Nashville, NA, VRDN  2,000  2,000
St. Charles Ind. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 3.42%, LOC Bank One Texas, VRDN (d) 3,000 3,000 Southwestern Illinois Dev. Auth. Solid Waste Disp. Rev.
(Shell Oil Co./Wood River Proj.) Series 1992,
3.45%, VRDN (d)  1,400  1,400
Univ. of Illinois Board of Trustees Rev. Participating VRDN,
Series SG-65, 3.40%
(Liquidity Facility Societe Generale, France) (e) 2,705 2,705 Vernon Hill Ind. Dev. Rev. (Accurate Transmission Proj.)
3.40%, LOC Harris Trust & Savings Bank of
Chicago, NA, VRDN (d)  5,475  5,475
Village of Crestwood Ind. Dev. Rev. (GMG Warehouse LLC Proj.) 3.40%, LOC LaSalle Nat'l. Bank of Chicago, VRDN 2,500 2,500 Village of Lisle Multi-Family Hsg. Rev. Bonds (Devonshire
of Lisle Proj.) Series 1991, 3.45%, LOC Lasalle Nat'l.
Bank of Chicago, VRDN  3,800  3,800
West Chicago Ind. Dev. Auth. Ind. Dev. Rev.
(Bison Gear & Engineering Corp.) 3.45%,
LOC Bank of America, Illinois, VRDN (d)  6,520  6,520
Woodridge Dupage, Will & Cook County Ind. Dev. Rev.
(McDavid Knee Guard Proj.) Series 1996, 3.50%,
LOC Firstar Bank of Milwaukee, NA, VRDN (d)  1,185  1,185
  398,054

MUNICIPAL SECURITIES (A) - CONTINUED
                                   PRINCIPAL     VALUE (NOTE 1)
                                   AMOUNT (000S) (000S)
INDIANA - 2.9%
Columbus Ind. Dev. Rev. (Rock-Tenn Co. Mill Division)
Series 1995, 3.45%, LOC SunTrust Bank,
Atlanta, VRDN (d) $ 4,450 $ 4,450
Connersville Econ. Ind. Dev. Rev. (Inland Southern Corp.)
Series 1997, 3.40%, LOC Bank of America, VRDN (d) 2,500 2,500 Crawford County Ind. Dev. (Jasper Engine Exchange
Proj.) Series 1997, 3.50%, LOC PNC Bank, VRDN (d)  3,800  3,800
Elkhart County Gen. Oblig. (Burger Dairy Proj.) 3.65%,
LOC Old Kent Bank & Trust, VRDN (d)  1,995  1,995
Elkart Commty. Schools Gen. Oblig. TAN 4% 12/31/98 2,900 2,902 Ft. Wayne Poll. Cont. Rev. (General Motors Corp. Proj.)
3.50%, VRDN  2,200  2,200
Franklin Multi-Family Hsg. (Pedcor Proj.) Series VR7,
3.40% (Federal Home Loan Bank Guaranteed) VRDN  2,211  2,211
Gary Envir. Impt. Rev. Bonds (USX Proj.) Series 1986,
3.70% 10/7/98, LOC Bank of New York, CP mode  2,500  2,500
Greenwood Econ. Dev. (Endress & Hauser, Inc.)
Series A, 3.40%, LOC Deutsche Bank, AG, VRDN (d) 4,000 4,000 Indiana Dev. Auth. Solid Waste Disp. Rev. Bonds
(Pure Air on the Lake Proj.):
  Series 1990 A, 3.65% 9/4/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (d) 11,000 11,000 Series 1991 A, 3.65% 9/4/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode  6,100  6,100
Indiana Dev. Fin. Auth. Envir. Rev. Rfdg. (PSI Energy Proj.) Series 1998, 3.45%, LOC Morgan Guaranty
Trust Co., VRDN (d)  6,000  6,000
Indiana Hsg. Fin. Auth. Participating VRDN,
3.45% (Liquidity Facility First Union Bank) (d)(e) 8,845 8,845 Indiana Trans. Fin. Auth. Participating VRDN (e):
 Series BT-217, 3.50%
 (Liquidity Facility Bankers Trust Corp.)  3,500  3,500
 Series BTP-219, 3.50%
 (Liquidity Facility Bankers Trust Corp.) 6,930 6,930 Indianapolis Econ. Dev. Rev. (LLC Proj.) Series 1996, 3.45%,
LOC Bank One, VRDN (d)  800  800
Indianapolis Gas Util. Sys. Ctfs. (Citizens Gas & Coke Util.) CP:
 3.65% 10/8/98 (Liquidity Facility NBD Bank)  2,800  2,800
 3.60% 11/6/98 (Liquidity Facility NBD Bank)  11,500  11,500
Kendallville Ind. Dev. Rev. Rfdg. (Philip Morris Co., Inc.) Series 1993, 3.40%, VRDN 2,475 2,475
Lawrence County Ind. Dev. Rev. (D&M Tool) 3.46%,
LOC Huntington Nat'l. Bank, VRDN (d)  2,500  2,500

MUNICIPAL SECURITIES (A) - CONTINUED
                                    PRINCIPAL     VALUE (NOTE 1)
                                    AMOUNT (000S) (000S)
INDIANA - CONTINUED
Logansport Ind. Dev. Rev. (Nelson Tube Co.) Series 1996,
3.46%, LOC Huntington Nat'l. Bank, VRDN (d) $ 1,800 $ 1,800
Muncie Ind. Dev. Rev. (Diamond Plastics Corp.) Series 1996,
3.45%, LOC NationsBank, VRDN (d)  3,500  3,500
Petersburg Ind. Solid Waste Disposal Rev.
(Indianapolis Pwr. & Lt. Co.) VRDN:
  Series 1996, 3.25% (d)  20,000  20,000
  Series 1995 C, 3.25% (d)  6,700  6,700
  3.40% (d)  3,000  3,000
Purdue Univ. Rev. (Student Fees) Series H, 3.25%, VRDN 1,500 1,500 Rockport Ind. Dev. Rev. (AK Steel Corp. Proj.) VRDN:
 Series 1997 A, 3.55%, LOC PNC Bank, NA (d)  5,500  5,500
 Series 1998 A, 3.55%, LOC PNC Bank, NA (d)  6,000  6,000
St. Joseph County Ind. Econ. Dev. Auth. (Pin Oak Apts. Proj.)
3.35%, LOC Federal Home Loan Bank, VRDN (d)  2,100  2,100
Scottsburg Ind. Dev. (Multi-Color Corp. Proj.) 3.50%,
LOC PNC Bank, Ohio, VRDN (d)  3,000  3,000
Sullivan Poll. Cont. Rev. Bonds (Hooser Energy Proj.):
 Series 85L-4, 3.80% 9/8/98
 (Nat'l. Rural Utilities Coop. Guaranteed) CP mode  1,250  1,250
 Series 895L-6:
  3.80% 9/8/98
  (Nat'l. Rural Util. Coop. Fin. Guaranteed) CP mode  2,000  2,000
  3.65%10/9/98
  (Nat'l. Rural Util. Coop. Fin. Guaranteed) CP mode  1,000  1,000
  3.60% 12/11/98
  (Nat'l. Rural Util. Coop. Fin. Guaranteed) CP mode  2,000  2,000
  148,358
IOWA - 0.6%
Iowa Fin. Auth. Hosp. Facs. Rev. Series 1998 B, 3.25%
(AMBAC Insured) (Liquidity Facility Harris Trust & Savings
Bank of Chicago) VRDN (d)  4,300  4,300
Iowa Fin. Auth. Single Family Mtg. Rev. Bonds
Series 1998 B, 3.70% tender 2/24/99 (d)  3,400  3,400
Iowa Fin. Auth. Small Bus. Dev. Rev. (Corporate Ctr. Proj.)
3.60% (Principal Mutual Life Ins. Co. Guaranteed) VRDN 6,000 6,000 Iowa Fin. Auth. (Wheaton Franciscan Svcs.) VRDN:
 Series 1998 A, 3.40% (MBIA Insured)
 (Liquidity Facility Toronto-Dominion Bank)  7,000  7,000
 Series 1998 B, 3.40% (MBIA Insured)
 (Liquidity Facility Toronto-Dominion Bank)  10,000  10,000
  30,700

MUNICIPAL SECURITIES (A) - CONTINUED
                                      PRINCIPAL     VALUE (NOTE 1)
                                      AMOUNT (000S) (000S)
KANSAS - 0.5%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. & Pwr. Proj.):
 Series 1985C-1, 3.80% 9/8/98
 (Nat'l. Rural Util. Coop. Fin. Guaranteed) CP mode $ 2,300 $ 2,300 Series 1985C-2, 3.65% 10/9/98
 (Nat'l. Rural Util. Coop Fin. Guaranteed) CP mode 1,200 1,200 Coffeyville Ind. Dev. Rev. (Dixon Industries) Series 1994,
3.45%, LOC NationsBank, NA, South, VRDN (d)  1,800  1,800
Kansas City Util. Sys. & Impt. Participating VRDN,
Series FR/RI-1, 3.60% (Liquidity Facility Bank of
New York, NA) (e)  10,000  10,000
La Cygne Envir. Impt. Rev. Rfdg. (Kansas City
Pwr. & Lt. Co.) Series 1994, 3.45%, VRDN  7,500  7,500
Wichita Arpt. Facs. Rev. (Cessna Citation Proj.) 3.55%, .
LOC Westdeutsche Landesbank Girozentrale, VRDN (d)  2,345  2,345
  25,145
KENTUCKY - 2.2%
Boone County Ind. Dev. (Hennegan Co. Proj.) 3.42%,
LOC Star Bank NA, VRDN  1,485  1,485
Elizabethtown Ind. Bldg. Rev. (Altec Proj.) Series 1997,
3.375%, LOC Wachovia Bank, NA, VRDN (d)  5,000  5,000
Franklin County Ind. Dev.
(Certified Tool & Manufacturing)
3.45%, LOC Bank One, Chicago, NA, VRDN (d)  3,310  3,310
Jefferson County Ind. Bldg. Rev., VRDN:
 (Commercial Lithographics Co.) 3.50%,
 LOC PNC Bank, Kentucky (d)  2,600  2,600
 (Wynn Starr Foods Proj.) Series 1996, 3.45%,
 LOC Bank One Kentucky, NA (d)  2,580  2,580
Jefferson County Poll. Cont. Rev. Bonds:
 (Louisville Gas & Elec. Co.):
  Series 1992 A, 3.40% 9/8/98, CP mode  2,000  2,000
  Series 1993 A, 3.80% 9/11/98, CP mode  4,700  4,700
  Series 1996 A
   3.65% 9/11/98, CP mode  4,700  4,700
   3.60% 12/11/98, CP mode  1,000  1,000
  Series 1997 A:
   3.70% 10/9/98, CP mode (d)  4,500  4,500
   3.60% 11/13/98, CP mode (d)  2,500  2,500
   3.65% 12/11/98, CP mode (d)  5,000  5,000
Kentucky Hsg. Corp. Rev. Bonds Series 1998 C,
3.70% tender 12/31/98 (d)  10,000  10,000

MUNICIPAL SECURITIES (A) - CONTINUED
                              PRINCIPAL     VALUE (NOTE 1)
                              AMOUNT (000S) (000S)
KENTUCKY - CONTINUED
Louisville & Jefferson County Reg. Arpt. Auth. Sys. Rev., VRDN:
 Series 1996 A, 3.45%,
 LOC Nat'l. City Bank of Kentucky (d) $ 21,150 $ 21,150
 3.45%, LOC Nat'l. City Bank of Kentucky (d) 8,900 8,900 Louisville Arpt. Lease Rev. Series 1989 B, 3.35%,
LOC Nat'l. City Bank of Kentucky, VRDN (d) 14,600 14,600 Trimble County Poll. Cont. Rev. Bonds
(Louisville Gas & Elec. Co. Proj.) Series 1997 A,
3.65% 9/8/98, CP mode (d)  13,300  13,300
Walton City Ind. Dev. (Clarion Mfg. Corp. of America)
3.47%, LOC Fifth Third Bank, VRDN (d)  1,975  1,975
  109,300
LOUISIANA - 1.5%
Caddo Parish Ind. Dev. Board Exempt Facs. Rev.
(Atlas Proj.) Series 1996 A, 3.55%, LOC ABN-AMRO
Bank, NV, VRDN (d)  15,500  15,500
Louisiana Pub. Facs. Auth. Hosp. Bonds
(Our Lady of the Lake Med. Ctr.) Series 1985:
  3.60% 10/15/98 (FSA Insured)
  (BPA Commerzbank, AG) CP mode  1,925  1,925
  3.65% 10/15/98 (FSA Insured)
  (BPA Commerzbank, AG) CP mode  7,000  7,000
Louisiana Pub. Facs. Auth. School Health Care Sys. Bonds (Sisters of Charity Incarnate Word) Series 1997 D,
3.60% 10/8/98 (BPA Toronto-Dominion Bank) CP mode 1,400 1,400 New Orleans Aviation Board Series 1997 A, 3.40%
(MBIA Insured) (Liquidity Facility Credit Suisse
First Boston) VRDN (d)  12,300  12,300
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc.) Series 1994, 3.50%, VRDN (d) 4,200 4,200
Parish of St. Charles Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 A, 3.45%, VRDN (d) 2,800 2,800
Parish of St. James Rev. (American Iron Prod. Proj.)
Series 1997, 3.45%, LOC NationsBank, NA, VRDN 7,000 7,000 South Louisiana Port Commission Port Facs. Rev.
(Holnam, Inc. Proj.) 3.37%,
LOC ABN-AMRO Bank, NV, VRDN (d)  3,600  3,600
West Baton Rouge Parish Ind. Rev. Dist. #3
(Dow Chemical Co. Proj.):
  Series 1993, 3.55%, VRDN (d)  10,500  10,500
 Rfdg. Bonds Series 1991, 3.50% 9/10/98, CP mode  9,700  9,700
  75,925

MUNICIPAL SECURITIES (A) - CONTINUED
                                   PRINCIPAL     VALUE (NOTE 1)
                                   AMOUNT (000S) (000S)
MAINE - 0.2%
Maine Hsg. Auth. Participating VRDN,
Series 1997 V, 3.45% (Liquidity Facility Caisse des
Depots Consignments) (d)(e) $ 4,000 $ 4,000
Maine Hsg. Auth. Multi-Family Dev. Rev.
(Park Village Apts. Proj.)
3.35%, LOC Gen. Elec. Cap. Corp., VRDN (d)  3,600  3,600
  7,600
MARYLAND - 1.0%
Baltimore Rev. Rfdg. Participating VRDN, Series SGA-20,
3.45% (Liquidity Facility Societe Generale, France) (e)  14,900
14,900
Howard County Econ. Dev. Rev. (Pace Inc. Proj.) 3.40%,
LOC NationsBank, NA, VRDN (d)  1,900  1,900
Maryland Commty. Dev. Admin. Participating VRDN,
Series PT-36, 3.50%
(Liquidity Facility Banque Nationale de Paris) (d)(e) 790 790 Maryland Econ. Dev. Auth. Rev. (Grafco Ind.) Series 1996,
3.40%, LOC NationsBank, NA, VRDN (d)  3,800  3,800
Maryland Gen. Oblig. Participating VRDN, Series 1998-33,
3.46% (Liquidity Facility Morgan Stanley
Dean Witter & Co.) (e)  8,500  8,500
Montgomery County Hsg. Opportunities Commission
Series1997 Issue I, 3.42%, LOC KeyBank, NA, VRDN (d)  22,500  22,500
  52,390
MASSACHUSETTS - 1.3%
Harvard Univ. Participating VRDN, Series P,
3.41% (Liquidity Facility Citibank, NA) (e) 22,000 22,000 Massachusetts Gen. Oblig. Rfdg. Participating VRDN,
Series 35, 3.46% (Liquidity Facility Morgan Stanley
Dean Witter & Co.) (e)  4,200  4,200
Massachusetts Hsg. Fin. Auth. Insured Rental Hsg.
Participating VRDN, Series 1998 B, 3.41%
(Liquidity Facility Caisse Des Depots et Consignments) (d)(e)  26,585
26,585
Massachusetts Tpk. Auth. Participating VRDN,
Series 1997 N, 3.44% (Liquidity Facility
Bank of America Nat'l. Trust & Savings) (e)  14,000  14,000
  66,785
MICHIGAN - 1.0%
Michigan Gen. Oblig. RAN 4.50% 9/18/98  2,500  2,501
Michigan Hosp. Fin. Auth. Participating VRDN, Series 1997 X,
3.40% (Liquidity Facility First Union Bank) (e)  7,200  7,200

MUNICIPAL SECURITIES (A) - CONTINUED
                                 PRINCIPAL     VALUE (NOTE 1)
                                 AMOUNT (000S) (000S)
MICHIGAN - CONTINUED
Michigan Strategic Fund Limited Obligation Rev.
(Nat'l. Rubber Michigan, Inc.) Series 1995, 3.40%
LOC Nat'l. Bank of Canada (d) $ 2,100 $ 2,100
Michigan Strategic Fund:
 (Bosal Ind. Proj.) Series 1998,
 3.45%, LOC Bank of New York, NA, VRDN (d)  4,500  4,500
 Bonds (Dow Chemical Proj.):
  Poll Cont. Rev.:
   Series 1986, 3.65% 9/16/98, CP mode  1,000  1,000
   Series 1988, 3.70% 9/10/98, CP mode  1,150  1,150
  Series 1988, 3.70% 12/11/98, CP mode (d)  2,000  2,000
 Solid Waste Disp. Rev., VRDN:
  (Grayling Gen. Station Proj.) Series 1990, 3.50%,
  LOC Barclays Bank, PLC (d)  9,000  9,000
  (Great Lakes Recovery) 3.40%,
  LOC NBD Bank, Michigan (d)  1,600  1,600
Midland County Econ. Dev. Corp. Rev. (Dow Chemical
Co. Proj.) Series 1993 A, 3.40%, VRDN (d)  4,000  4,000
Wayne County Arpt. Participating VRDN,
Series PT-1061, 3.48% (Liquidity Facility
Merrill Lynch & Co.) (d)(e)  15,900  15,900
  50,951
MINNESOTA - 1.0%
Anoka County Gen. Oblig. Bonds (United Pwr. Assoc.)
Series 1988 A, 3.75% 10/15/98 (Nat'l. Rural Util. Coop.
Fin. Guaranteed) CP mode (d)  1,700  1,700
Becker Poll. Cont. Rev. Bonds
(Northern States Pwr. Co./Sherburne Co. Gen #3):
  Series 1993 A, 3.40% 10/16/98, CP mode  2,000  2,000
  Series 1993 B:
   3.70% 9/8/98, CP mode  3,500  3,500
   3.60% 12/11/98, CP mode  4,000  4,000
Duluth Econ. Dev. Auth. Health Care Facs.
Participating VRDN (e):
  Series 1994 E, 3.45% (Connie Lee Insured)
  (Liquidity Facility Norwest Bank, NA, Minnesota) 1,575 1,575 Series 1994 F, 3.45% (Connie Lee Insured)
  (Liquidity Facility Norwest Bank, NA, Minnesota) 1,890 1,890 Hennepin County Rfdg. Series 1996 C, 3.40%, VRDN (d) 3,100 3,100 Minneapolis & St. Paul Participating VRDN,
Series 1996 G, 3.45%
(Liquidity Facility Norwest Bank, NA, Minnesota) (e)  1,310  1,310

MUNICIPAL SECURITIES (A) - CONTINUED
                                      PRINCIPAL     VALUE (NOTE 1)
                                      AMOUNT (000S) (000S)
MINNESOTA - CONTINUED
Minnesota Hsg. Fin. Agcy. Participating VRDN,
Series ML PT-114, 3.45%,
LOC Rabobank Nederland Coop. Central (e) $ 21,300 $ 21,300
Osseo Ind. School Dist. Participating VRDN,
Series 1994 H, 3.45%
(Liquidity Facility Norwest Bank, NA, Minnesota) (e) 1,325 1,325 Red Wing Poll. Cont. Rev. (Northern States Pwr. Co.)
3.45%, VRDN  1,200  1,200
Rochester Health Care Facs.:
 Rev. (Mayo Foundation Proj.) Series 1985 C, 3.45%
 (Liquidity Facility Rabo Bank Nederland) VRDN 5,400 5,400 Participating VRDN, Series 1994 K, 3.45%
 (Liquidity Facility Norwest Bank, NA, Minnesota) (e) 1,260 1,260 Spring Lake Park Independent School Dist. # 16 Participating
VRDN, Series 1996 E, 3.45% (Liquidity Facility
Norwest Bank, NA, Minnesota) (e)  1,175  1,175
  50,735
MISSISSIPPI - 0.2%
Desoto County Ind. Dev. Rev. (Flavorite Labs. Proj.) Series 1991 A, 3.45%, LOC First Tennessee Bank, NA, Minnesota, VRDN 900 900 Mississippi Bus. Fin. Corp. (Calgon Carbon Corp.) Series 1997,
3.50%, LOC PNC Bank, NA, VRDN (d)  2,000  2,000
Mississippi Home Corp. Multi-Family Hsg. Rev.
(Colony Park Apts.) Series 1998 I, 3.55%,
LOC Amsouth Bank, NA, VRDN (d)  5,400  5,400
  8,300
MISSOURI - 0.5%
Independence Ind. Dev. Auth. (Interlock Realty Co. Proj.)
3.55%, LOC Star Bank, NA, VRDN (d)   350  350
Missouri Higher Ed. Loan Auth. Student Loan Rev., VRDN:
 Series 1988 A, 3.35%,
 LOC Nat'l. Westminster Bank PLC (d)  8,200  8,200
 Series 1990 B, 3.35%,
 LOC Nat'l. Westminster Bank PLC (d)  12,450  12,450
 Series 1991 B, 3.50%
 (MBIA Insured) (BPA State Street Bank & Trust Co.) (d) 1,500 1,500 Missouri Hsg. Dev. Commission:
 Participating VRDN, 3.50%
 (Liquidity Facility Merrill Lynch & Co.) (d)(e)  2,170  2,170
 Single Family Mtg. Rev. Bonds
 Series 1998 C, 3.90% tender 4/1/99 (FGIC Insured)  1,110  1,110
  25,780

MUNICIPAL SECURITIES (A) - CONTINUED
                                        PRINCIPAL     VALUE (NOTE 1)
                                        AMOUNT (000S) (000S)
MONTANA - 0.0%
Montana Hsg. Board Participating VRDN, Series PT-87,
3.50% (Liquidity Facility Banco Santander, SA) (d)(e) $ 2,270 $ 2,270 NEBRASKA - 0.4%
Nebhelp Gen. Oblig. Rev. Series C, 3.45%,
LOC Student Loan Marketing Assoc.) VRDN  2,300  2,300
Nebraska Ind. Fin. Auth. Participating VRDN (e):
 Series 1992 D, 3.70% (Liquidity Facility Bayerische
 Hypotheken und Wechsel Bank) (d)  4,250  4,250
 Series VRD 98-J, 3.41% (Liquidity Facility Bank of
 America Nat'l. Trust & Savings) (d)  10,000  10,000
Nebraska Single Family Hsg. Rev. Participating VRDN,
Series BTP-251, 3.40% (Liquidity Facility
Bankers Trust Corp.) (d)(e)  5,220  5,220
  21,770
NEVADA - 2.4%
Clark County:
 Arpt. Sys. Sub. Lien Rev. Series 1998 B, 3.37%
 (MBIA Insured) (Liquidity Facility Westdeutche Bank)
 VRDN (d)  22,000  22,000
 Poll. Cont. Rev. Bonds (Southern California Edison)
 Series 1987 A, 3.65% 9/9/98 (d)  7,100  7,100
 School Dist. Participating VRDN, Series SG-62,
 3.40% (Liquidity Facility Societe Generale, France) (e) 2,600 2,600 Spl. Fac. Arpt. Rev. Bonds
 (Signature Flight Support Corp. Proj.)
  Series 1997 A, 3.70%, 12/1/98,
  LOC Bayerische Landesbank Girozentrale  3,600  3,600
Nevada Muni. Bank #52 Participating VRDN,
Series 1996 A, 3.41% (Liquidity Facility Citibank, NA) (e)  20,200
20,200
Las Vegas Valley Wtr. Dist. Series A, CP:
 3.40% 9/1/98, LOC Union Bank of Switzerland  16,800  16,800
 3.70% 9/10/98, LOC Union Bank of Switzerland  4,000  4,000
Nevada Gen. Oblig. Participating VRDN (e):
 Series BTP-236, 3.35%
 (Liquidity Facility Bankers Trust Corp.)  3,800  3,800
 Series FR/RI-36, 3.60%
 (Liquidity Facility Bank of New York, NA)  4,175  4,175
 3.40% (Liquidity Facility Societe Generale, France)  18,160  18,160

MUNICIPAL SECURITIES (A) - CONTINUED
                                       PRINCIPAL     VALUE (NOTE 1)
                                       AMOUNT (000S) (000S)
NEVADA - CONTINUED
Nevada Hsg. Div., VRDN:
 (Oakmont Apt. Fort Apache Road Proj.)
 Series 1996 A:
   3.35%, LOC United Bank of Switzerland (d) $ 3,800 $ 3,800
   3.40%, LOC United Bank of Switzerland (d)  4,800  4,800
 (Pecos Owens Court Apt. Proj.) Series 1996, 3.35%,
 LOC Commerzbank, AG (d)  9,500  9,500
Washoe County Gas Fac. Rev. (Sierra Pacific Pwr. Co.)
Series 1990, 3.50%, LOC United Bank of Switzerland,
VRDN (d)  1,400  1,400
  121,935
NEW HAMPSHIRE - 3.0%
Hillsborough County Gen. Oblig. TAN 3.54% 12/29/98  9,000  9,001
New Hampshire Fin. Auth. Poll. Cont. Rev.:
 Bonds (New England Pwr. Co.) Series 1990 A,
 3.65% 9/24/98, CP mode (d)  30,500  30,500
 (United Illumination Co.) Series 1997 A, 3.45%,
 LOC Barclays Bank, PLC, VRDN (d)  52,000  52,000
New Hampshire Hsg. Fin. Auth.:
 Multi-Family Hsg. Rev., VRDN:
  Rfdg. (Nashua-Oxford Proj.) Series 1990, 3.50%
  (Continental Casualty Co. Guaranteed)  16,900  16,900
  (Countryside Ltd. Partnership) 3.50%,
  LOC Gen. Elec. Cap. Corp. (d)  2,400  2,400
  (Fairways Proj.) 3.37%,
  LOC Gen. Elec. Cap. Corp. (d)  29,300  29,300
 Single Family Mtg. Participating VRDN (e):
  Series PA-351, 3.50%
  (Liquidity Facility Merrill Lynch & Co.) (d)  7,540  7,540
  Series 1997 F, 3.45%
  (Liquidity Facility First Union Nat'l. Bank) (d)  6,600  6,600
  154,241
NEW MEXICO - 0.4%
Albuquerque Ind. Dev. Rev. (Plastech Corp.)
Series 1994 A, 3.60%, LOC US Bank, NA, VRDN (d)  185  185
Bernalillo County Participating VRDN, Series SGB-22,
3.46% (Liquidity Facility Societe Generale, France) (e) 8,360 8,360 Dona Ana County Ind. Rev. (Karr Tool & Mfg.) Series 1996,
3.50%, LOC Firstar Bank of Milwaukee, NA, VRDN (d)  2,850  2,850
New Mexico Mtg. Fin. Auth. Participating VRDN,
Series PA-118, 3.50%
(Liquidity Facility Merrill Lynch & Co.) (d)(e)  4,585  4,585

MUNICIPAL SECURITIES (A) - CONTINUED
                                        PRINCIPAL     VALUE (NOTE 1)
                                        AMOUNT (000S) (000S)
NEW MEXICO - CONTINUED
New Mexico Student Loan Participating VRDN,
Series PT-67, 3.50% (Liquidity Facility Credit Suisse
First Boston) (d)(e) $ 1,760 $ 1,760
  17,740
NEW YORK - 2.6%
Long Island Pwr. Auth. Elec. Sys. Sub. Rev. Bonds Series 4,
3.40% 9/4/98, LOC Bayerische Landesbank Girozentrale,
CP mode  1,900  1,900
Long Island Pwr. Auth. Participating VRDN, Series PT-1043,
3.46% (Liquidity Facility Merrill Lynch & Co.) (e)  7,400  7,400
New York City Gen. Oblig. Participating VRDN (e):
 Series PT-1027, 3.46% (MBIA Insured)
 (Liquidity Facility Merrill Lynch & Co.)  24,695  24,695
 Series PT-1042, 3.48% (MBIA Insured)
 (Liquidity Facility Merrill Lynch & Co.)  14,700  14,700
New York City Muni. Wtr. Fin. Auth.
Series 1, 3.65% 9/11/98,
LOC Canadian Imperial Bank of Commerce, CP  6,100  6,100
New York Local Gov't. Assistance Corp. Participating VRDN,
Series PT-1040, 3.43% (Liquidity Facility Merrill
Lynch & Co.) (e)  22,000  22,000
New York Metropolitan Trans. Auth. Participating VRDN (e):
 Series PT-126, 3.43% (Liquidity Facility
 Bayerische Hypotheken und Wechsel Bank)   8,000  8,000
 Series 983204, 3.41% (Liquidity Facility Citibank, NA)   8,900  8,900
New York State Energy Research & Dev. Auth.
Participating VRDN, Series 943206, 3.41%
(Liquidity Facility Citibank, NA) (e)  4,200  4,200
New York State Mtg. Agcy. Participating VRDN (e):
 Series FR/RI-24, 3.75%
 (Liquidity Facility Bank of New York, NA) (d)  2,600  2,600
 Series 1997 J, 3.40% (Liquidity Facility First Union Bank) (d)
12,000  12,000
New York State Pwr. Auth. Series 1, CP:
 3.60% 10/16/98
 (Liquidity Facility Landesbank Hessen-Thuringen,
 Morgan Guaranty)   6,200  6,200
 3.65% 10/16/98
 (Liquidity Facility Landesbank Hessen-Thuringen,
 Morgan Guaranty)  11,400  11,400
  130,095
NEW YORK & NEW JERSEY - 0.3%
New York & New Jersey Port Auth. Participating VRDN,
Series 6, 3.48% (Liquidity Facility
Societe Generale, France) (d)(e)  12,800  12,800

MUNICIPAL SECURITIES (A) - CONTINUED
                          PRINCIPAL     VALUE (NOTE 1)
                          AMOUNT (000S) (000S)
NORTH CAROLINA - 0.4%
Buncombe County Ind. Facs. & Poll. Cont. Rev.
(Gold Star Coating) Series 1997, 3.45%,
LOC Comerica Bank, Detroit, VRDN (d) $ 2,910 $ 2,910
Charlotte Arpt. 3.25%
(Liquidity Facility Chase Manhattan Bank) VRDN (d) 9,500 9,500 Robeson County Ind. Fin. Auth. Rev. (Culp, Inc. Proj.)
3.40%, LOC Wachovia Bank, NA, VRDN (d)  8,500  8,500
Surry Ind. Facs. Poll. Cont. Rev. (Intex Corp.) 3.40%,
LOC NationsBank, NA, VRDN (d)  1,000  1,000
  21,910
OHIO - 3.1%
American Muni. Pwr. Auth. BAN (Cleveland Pwr. Proj.)
Series 1998, 3.85% 9/3/99  4,525  4,525
Cleveland City School Dist. Participating VRDN,
Series BTP-246, 3.45%
(Liquidity Facility Bankers Trust Corp.) (e)  4,800  4,800
Clinton County Hosp. Cap. Inc. (Pooled Fing. Prog.)
Series 1998, 3.35%, LOC Fifth Third Bank, VRDN 14,580 14,580 Columbus Gen. Oblig. Series 1996-1,
3.20%, LOC Westdeutsche Landesbank Girozentrale, VRDN 5,700 5,700 Geauga County Health Facs. Rev. (Heather Hill Lifecare)
3.36%, LOC Bank One, NA, VRDN  6,870  6,870
Greene County Gen. Obllig. BAN (Juvenile Justice Ctr.)
3.75% 3/2/99  4,500  4,505
Montgomery County Multi-Family Hsg. Rev. (Timber
Creek Village Apts.) 3.42%, LOC Key Bank, NA, VRDN (d) 3,800 3,800 Ohio Air Quality Dev. Auth. Rev.:
 Bonds (Duquesne Lt. Co. Proj.) Series 88, 3.65% 9/10/98,
 LOC Toronto-Dominion Bank, PLC, CP mode (d)  3,000  3,000
 (JMG Funding Ltd.) 3.35%,
 LOC Societe Generale, VRDN (d)  4,000  4,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
 Participating VRDN, Series 1998 A-1, 3.41%
 (Liquidity Facility Bank of America Nat'l.
  Trust & Savings, NA) (d)(e)  20,300  20,300
 (Willow Lakes Apt. Proj.) Series A, 3.45%,
 LOC Bank One, NA, VRDN (d)  1,500  1,500
Ohio Higher Ed. (Pooled Fing. Prog.) 3.35%,
LOC Firth Third Bank, VRDN  10,100  10,100
Ohio Solid Waste Rev. (British Petroleum Exploration &
Oil Inc. Proj.) Series 1998, 3.45%, VRDN (d)  13,300  13,300
Ohio Wtr. Dev. Auth. Poll. Cont. Rev. Bonds
(Duquesne Lt. Co. Proj.):
  3.65% 9/4/98,
  LOC Toronto-Dominion Bank, CP mode (d)  3,000  3,000

MUNICIPAL SECURITIES (A) - CONTINUED
                               PRINCIPAL     VALUE (NOTE 1)
                               AMOUNT (000S) (000S)
OHIO - CONTINUED
Ohio Wtr. Dev. Auth. Poll. Cont. Rev. Bonds
(Duquesne Lt. Co. Proj.): - continued
  3.60% 11/13/98,
  LOC Toronto-Dominion Bank, CP mode (d) $ 5,000 $ 5,000
  3.60% 12/11/98,
  LOC Toronto-Dominion Bank, CP mode (d)  3,350  3,350
Richland County Ind. Dev. Rev. (Sabin Robbins Paper Co.)
Series 1997, 3.40%, LOC FifthThird Bank, VRDN  1,100  1,100
Stark County Ind. Dev. Rev., VRDN:
 (H-P Products, Inc. Proj.) 3.60%,
 LOC Key Bank, NA (d)  2,300  2,300
 (Kidd Dev. Proj.) 3.45%,
 LOC Bank One, NA (d)  1,500  1,500
Student Loan Funding Corp. Rev. Rfdg., VRDN:
 Series 1998 A-1, 3.30%
 (BPA Bank of America Nat'l. Trust & Savings) (d) 27,900 27,900 Series 1998A-2, 3.30%
 (BPA Bank of America Nat'l. Trust & Savings) (d)  14,600  14,600
  155,730
OKLAHOMA - 1.2%
Guymon Utils. Auth. Rev. (Seaboard Proj.) Series 1995,
3.45%, LOC SunTrust Bank, Atlanta, VRDN (d)  3,300  3,300
Oklahoma Hsg. Fin. Auth.:
 Participating VRDN (e):
  Series 1996 G, 3.45%
  (Liquidity Facility Caisse des Depots et Consignments) 2,260 2,260 Series PT-104, 3.50%
  (Liquidity Facility Bayerische Hypotheken und
   Wechsel Bank) (d)(e)  3,770  3,770
  Series PT-167, 3.50%
  (Liquidity Facility Banque Nationale de Paris) (d) 5,000 5,000 Single Family Mtg. Rev. Bonds:
  (Home Ownership Prog.)
  Series1998 C, 3.55% tender 9/1/20
  (FGIC Guaranteed)  12,700  12,700
Oklahoma Student Loan Auth., VRDN:
 Series 1997 A, 3.35% (MBIA Insured)
 (BPA Student Loan Marketing Assoc.) (d)  17,900  17,900
 Series 1998 A, 3.35% (MBIA Insured)
 (BPA Landesbank Hessen-Thuringen) (d)  5,200  5,200
Tulsa Int'l. Arpt. Gen. Participating VRDN (e):
 Series 1997 B1, 3.41%,
 (Liquidity Facility Bank of America Nat'l.
  Trust & Savings) (d)  4,100  4,100

MUNICIPAL SECURITIES (A) - CONTINUED
                                  PRINCIPAL     VALUE (NOTE 1)
                                  AMOUNT (000S) (000S)
OKLAHOMA - CONTINUED
Tulsa Int'l. Arpt. Gen. Participating VRDN (e): - continued
 Series 1997 B2, 3.41%
 (Liquidity Facility Bank of America Nat'l.
  Trust & Savings Bank) $ 7,200 $ 7,200
  61,430
OREGON - 0.5%
Oregon Board of Higher Ed. Participating VRDN,
Series SGA-29, 3.45% (Liquidity Facility Societe
Generale, France) (e)  10,000  10,000
Oregon Econ. Dev. Rev., VRDN:
 (Behlen Manufacturing Co. Proj.) Series 172, 3.50%,
 LOC Nat'l. Bank of Canada (d)  3,600  3,600
 (Cascade Steel Rolling Mills, Inc.) Series 176, 3.40%,
 LOC Commerzbank, AG (d)  2,300  2,300
Oregon Hsg. & Commty. Svcs. Dept. Bonds (Single Family
Mtg. Prog.) Series F, 3.65% 8/31/99 (d)  3,800  3,800
Port of Portland Rev. (Horizon Air Ind. Proj.) Series 1997, 3.45%, LOC Bank of Montreal, VRDN (d) 3,300 3,300
  23,000
PENNSYLVANIA - 6.8%
Allegheny County Ind. Dev. Auth. Envir. Impt. Rev. Bonds
(U.S. Steel Corp.) Series 1986, 3.65% 10/8/98,
LOC Dresdner Bank, AG, CP mode  8,000  8,000
Beaver County Ind. Dev. Auth. Poll. Cont. Rev.
Participating VRDN, 3.38% 10/1/20
(Liquidity Facility Citibank, NA) (e)  16,900  16,900
Berks County Ind. Dev. Auth. Ind. Dev. Rev.
(Continental Assurance Co. Proj.) Series 82, 3.60%
(Continental Casualty Co. Guaranteed) VRDN  2,800  2,800
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds (Panther Creek Partners Proj.):
  Series 1990 A, 3.65% 9/4/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (d) 4,445 4,445 Series 1990 B, 3.65% 9/11/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (d)  3,350  3,350
  Series 1991A:
   3.65% 9/9/98,
   LOC Nat'l. Westminster Bank, PLC, CP mode (d)  5,700  5,700
   3.60% 11/13/98,
   LOC Nat'l. Westminster Bank, PLC, CP mode (d) 2,500 2,500 Series 1992 A, 3.70% 10/9/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (d) 2,900 2,900 Crawford County Ind. Dev. Auth. (Clear Lake Lumber, Inc. Proj.) Series 1997, 3.50%, LOC PNC Bank, NA, VRDN 4,000 4,000

MUNICIPAL SECURITIES (A) - CONTINUED
                                   PRINCIPAL     VALUE (NOTE 1)
                                   AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Dallastown Area School Dist. York County
Series 1998, 3.30% (FGIC Insured)
(BPA FGIC Security Purchase, Inc.) VRDN $ 10,450 $ 10,450
Dauphin County School Dist. 3.45% (AMBAC Insured)
(BPA Bank of Nova Scotia, Commerzbank, AG) VRDN 14,400 14,400 Delaware County Ind. Dev. Auth. Bonds (Philadelphia Elec.)
Series 1988 B, 3.45% 9/1/98 (FGIC Insured) (Liquidity
Facility FGIC) CP mode  4,900  4,900
Delaware Valley Reg. Fin. Auth. Participating VRDN,
Series B, 3.43% (Liquidity Facility Merrill Lynch & Co.) (e)  3,580
3,580
Indiana County Ind. Dev. Auth. Poll. Cont. Rev.
(Conemaugh Proj.) Series 1997 A, 3.45%,
LOC United Bank of Switzerland, VRDN (d)  10,000  10,000
Lycoming County Ind. Dev. Auth.
(Coastal Aluminum Rolling Mills) Series 1995, 3.35%,
LOC First Union Nat'l. Bank, VRDN (d)  3,545  3,545
North Lebanon Township Muni. Auth.
(Grace Commty., Inc. Proj.) Series 1992 B, 3.40%,
LOC First Union Nat'l. Bank, VRDN  2,095  2,095
North Pennsylvania Wtr. Auth. Wtr. Rev.
Participating VRDN, Series SGA-30, 3.45%
(Liquidity Facility Societe Generale, France) (e) 4,000 4,000 Northampton County Ind. Dev. Auth.
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.45%,
LOC First Nat'l. Bank of Chicago, VRDN (d) 1,900 1,900 Northumberland County Ind. Dev.
(Foster Wheeler Carmel Proj.) , VRDN:
  Series 1987 B, 3.50%, LOC United Bank of Switzerland 1,450 1,450 3.50%, LOC United Bank of Switzerland (d) 7,060 7,060
Pennsylvania Econ. Dev. Auth. Rev., VRDN:
 (Alpha Carb Enterprises) Series 1991 D1, 3.50%,
 LOC PNC Bank, NA (d)  1,200  1,200
 Series 1995-A6, 3.50%, LOC PNC Bank, NA (d)  1,700  1,700
 Series 1996 D5, 3.50%, LOC PNC Bank, NA (d)  2,900  2,900
 Series 1997 B1, 3.50%, LOC PNC Bank, NA (d)  1,700  1,700
 Series 1997 B6, 3.50%, LOC PNC Bank, NA (d)  1,100  1,100
 Series 1997 B7, 3.50%, LOC PNC Bank, NA (d)  1,000  1,000
 Series 1997 B8, 3.50%, LOC PNC Bank, NA (d)  1,200  1,200
 Series 1997 B9, 3.50%, LOC PNC Bank, NA (d)  1,300  1,300

MUNICIPAL SECURITIES (A) - CONTINUED
                               PRINCIPAL     VALUE (NOTE 1)
                               AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Pennsylvania Higher Ed. Assist. Agcy.
Student Loan Rev., VRDN:
  Series 1988 A, 3.35%,
  LOC Student Loan Marketing Assoc. (d)  19,700  19,700
  Series 1998 B, 3.35%,
  LOC Student Loan Marketing Assoc. (d)  24,600  24,600
  Series 1988 E, 3.35%,
  LOC Student Loan Marketing Assoc. (d)  18,750  18,750
  Series 1994 A, 3.35%,
  LOC Student Loan Marketing Assoc. (d)  80,350  80,350
  Series 1997 A, 3.40%,
  LOC Student Loan Marketing Assoc. (d)  8,700  8,700
  3.35%, LOC Student Loan Marketing Assoc. (d)  19,500  19,500
Pennsylvania Hsg. Fin. Agcy. Participating VRDN (e):
 Series ML PT-119A, 3.43%
 (Liquidity Facility Credit Suisse First Boston)  5,520  5,520
 Series ML PT-119B, 3.48%
 (Liquidity Facility Credit Suisse First Boston)  3,220  3,220
Philadelphia Ind. Dev. Auth.:
 Participating VRDN, Series ML PT-221, 3.48%
 (Liquidity Facility Bayerische Vereinsbank, AG) (d)(e) 4,930 4,930 (Fox Chase Cancer Ctr. Proj.) Series 1997, 3.35% 7/1/25,
 LOC Morgan Guaranty Trust Co., VRDN  2,700  2,700
Philadelphia Redevelopment Auth. (Southwork Plaza Proj.)
Series 1997 A, 3.40%, LOC PNC Bank, NA, VRDN (d)  12,500  12,500
Pittsburgh Gen. Oblig. Participating VRDN
Series BTP-299, 3.35%
(Liquidity Facility Bankers Trust Corp.) (e)  3,500  3,500
Temple Univ. Gen. Oblig. BAN, Series A, 3.78% 5/14/99 2,400 2,400 Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.):
  Series 1990 A, 3.60% 10/16/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (d)  6,800  6,800
  Series 1990 B, 3.60% 12/11/98,
  LOC Nat'l. Westminster Bank PLC, CP mode  3,300  3,300
  Series 1993, 3.65%9/11/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (d)  2,000  2,000
Westmoreland County Ind. Dev. Auth.
(Nat'l. Waste & Energy Corp.) Series 1993, 3.45%,
LOC Fleet Bank, NA, VRDN (d)  3,300  3,300
  347,845

MUNICIPAL SECURITIES (A) - CONTINUED
                                   PRINCIPAL     VALUE (NOTE 1)
                                   AMOUNT (000S) (000S)
RHODE ISLAND - 0.4%
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN (e):
 Series 23, 3.45%
 (Liquidity Facility Caisse des Depots et Consignments) (d) $ 6,260 $
6,260
 Series FR/RI-30, 3.70%
 (Liquidity Facility Bank of New York, NA)  8,075  8,075
Rhode Island Ind. Facs. Corp. Ind. Dev. Rev. (NFA Corp Proj.)
3.65%, LOC Bank of Boston, NA, VRDN (d)  1,900  1,900
Rhode Island Student Loan Auth. Rev. (Student Loan Prog.)
Series 1995-1, 3.35%, LOC Nat'l. Westminster Bank,
PLC, VRDN (d)  1,500  1,500
  17,735
SOUTH CAROLINA - 3.3%
Berkeley County Facs. Ind. Rev. (Amoco Corp.) VRDN:
 Series 1998, 3.45% (d)  5,900  5,900
 3.45% (d)  2,700  2,700
Charleston County Ind. Dev. (Zeigler Coal Holding)
3.50% LOC Bank of America Nat'l. Trust & Savings,
VRDN (d)  2,200  2,200
Kershaw County Ind. Dev. Rev. Rfdg. (New South Proj.)
Series 1992, 3.35%, LOC NationsBank, NA, VRDN  6,000  6,000
Lancaster County Ind. Dev. Rev. (Synteen Tech., Inc. Proj.)
Series 1997, 3.45% LOC NationsBank, NA, VRDN (d)  2,500  2,500
Marlboro County Ind. Dev. Rev. (Reliance Trading Corp.)
Series 1997, 3.40%, LOC LaSalle Nat'l. Bank, VRDN (d) 1,150 1,150 Orangeburg County Solid Wste. Disp. Participating VRDN,
Series 1997 B, 3.45%
(Liquidity Facility First Union Bank (d)(e)  6,400  6,400
South Carolina Cap. Impt. Participating VRDN,
Series BT-27, 3.40% (Liquidity Facility Automatic Data
Processing, Inc.) (e)  2,193  2,193
South Carolina Hsg. Fin. & Dev. Auth. Bonds Series 1997 B,
3.70% tender 7/1/99 (NatWest Guaranteed) (d)  6,700  6,700
South Carolina Jobs Economic Dev. Auth., VRDN:
 (Chambers Richland County Landfill) 3.45%,
 LOC SunTrust Bank, Atlanta (d)  7,000  7,000
 Healthcare Facs. Rev. (The Methodist Home Proj.)
 Series 1994, 3.35%, LOC NationsBank, NA  6,900  6,900
 (Mohawk Industries, Inc.):
  Series 1997 B, 3.45%,
  LOC First Union Nat'l. Bank (d)  1,800  1,800
  3.45%, LOC First Union Nat'l. Bank (d)  1,500  1,500
  3.45%, LOC First Union Nat'l. Bank (d)  3,900  3,900
 (Virtual Image Technology) Series 1998, 3.45%,
 LOC NationsBank, NA (d)  2,000  2,000

MUNICIPAL SECURITIES (A) - CONTINUED
                           PRINCIPAL     VALUE (NOTE 1)
                           AMOUNT (000S) (000S)
SOUTH CAROLINA - CONTINUED
South Carolina Port Auth. Jr. Lien, 3.55%, LOC
Wachovia Bank, NA, VRDN (b) $ 1,000 $ 1,000
South Carolina Pub. Svc. Auth. Participating VRDN,
Series 96C4001, 3.41% (Liquidity Facility Citibank, NA (e)  6,950
6,950
South Carolina Pub. Svc. Auth. Rev.
(Santee Cooper Proj.) CP:
  3.65% 9/9/98
  (Liquidity Facility Bank of Nova Scotia)  11,700  11,700
  3.40% 9/1/98
  (Liquidity Facility Bank of Nova Scotia)  4,400  4,400
  3.60% 10/9/98
  (Liquidity Facility Bank of Nova Scotia)  47,000  47,000
  3.60% 10/21/98
  (Liquidity Facility Bank of Nova Scotia)  21,100  21,100
  3.60% 9/18/98
  (Liquidity Facility Bank of Nova Scotia) 11,500 11,500 Williamsburg Ind. Dev. (Peddinghaus Corp.)
3.40%, LOC LaSalle Nat'l. Bank of Chicago, VRDN (d)  3,500  3,500
  165,993
SOUTH DAKOTA - 0.8%
South Dakota Health & Edl. Facs. Auth. Rev. Rfdg. (Sioux
Valley Hosp.) Series 1992 A, 3.30%, VRDN  3,000  3,000
South Dakota Hsg. Dev. Auth.:
 Homeownership Mtg. Bonds
 Series 1998 C, 3.75% tender 8/5/99 (d)  6,200  6,200
 Participating VRDN (e):
  Series PA-119, 3.50%
  (Liquidity Facility Merrill Lynch & Co.) (d)  3,640  3,640
  Series PT-85, 3.50%
  (Liquidity Facility Rabobank Nederland, NV) (d)   7,900  7,900
 VRDN, Series 1997 E, 3.50%,
 LOC Westdeutsche Landesbank Girozentrale (d)  18,095  18,095
  38,835
TENNESSEE - 2.7%
Chattanooga Ind. Dev. Board Rev., VRDN:
 (Burner Systems, Inc.) 3.40% LOC NationsBank, NA (d) 2,000 2,000 (Chattanooga Bakery, Inc.) 3.45%,
 LOC SunTrust Bank, Nashville, NA (d)  3,400  3,400
Cookeville Ind. Dev. Board Ind. Dev. Rev.
(Delbar Products Inc. Proj.) Series 1989 A, 3.50%,
LOC PNC Bank, NA, VRDN (d)  400  400

MUNICIPAL SECURITIES (A) - CONTINUED
                                      PRINCIPAL     VALUE (NOTE 1)
                                      AMOUNT (000S) (000S)
TENNESSEE - CONTINUED
Cumberland County Ind. Dev. Board Ind. Dev. Rev.
(Delbar Products, Inc. Proj.) 3.50%, LOC PNC
Bank, NA, VRDN (d) $ 1,400 $ 1,400
Dickson County Ind. Dev. Board Ind. Dev. Rev.
(Tennessee Bun Co.) Series 1996, 3.50%, LOC PNC
Bank, NA, VRDN (d)  2,300  2,300
Fayetteville & Lincoln County Ind. Dev. Rev. (V.A.W. of
America, Inc.) Series 1997, 3.45%, LOC NationsBank,
NA, VRDN (d)  1,000  1,000
Jackson Ind. Dev. Board Rev. (Florida Steel Corp. Proj.)
Series 1995, 3.40%, LOC NationsBank, NA, VRDN (d) 3,000 3,000 Knox County Ind. Dev. Board Ind. Dev. Rev.
(Southern Foundry Supply, Inc. Proj.) 3.45%,
LOC SunTrust Bank, Nashville, NA, VRDN  1,900  1,900
Memphis Ctr. Rev. Fin. Corp. (Arbors of Hbr. Town Proj.)
Series 1990, 3.30% (Northwestern Mutual
Guaranteed) VRDN  10,150  10,150
Memphis-Shelby County Arpt. Auth. Rev., VRDN:
 Series 1996 A, 3.45%,
 LOC First Union Nat'l. Bank (d)  900  900
 Series 1996 B-1, 3.45%,
 LOC First Union Nat'l. Bank (d)  27,700  27,700
 Series 1996 B-3, 3.45%,
 LOC First Union Nat'l. Bank (d)  7,400  7,400
 Series 1996 B-4, 3.45%,
 LOC First Union Nat'l. Bank (d)  24,000  24,000
Memphis-Shelby County Poll. Cont. Rev. (Birmingham Steel)
Series 1996, 3.50%, LOC PNC Bank, VRDN (d)  4,300  4,300
Memphis Gen. Impt. Participating VRDN, Series SGB-23,
3.46% (Liquidity Facility Societe Generale, France) (d)(e)  3,700
3,700
Metropolitan Govt. of Nashville & Davidson County Gen.
Oblig. Participating VRDN, Series SGA-11, 3.45%
(Liquidity Facility Societe Generale, France) (c) 4,100 4,100 Oak Ridge Ind. Dev. Board Solid Waste Facs.
(Environmental L.P.) Series 1996, 3.45%,
LOC SunTrust Bank, NA, VRDN (d)  1,800  1,800
Selmer McNairy County Ind. Dev. (United Stainless Proj.)
3.45%, LOC Bank of America, VRDN (d)  5,000  5,000
Shelby County Gen. Oblig.:
 Participating VRDN, Series 964201, 3.41%
 (Liquidity Facility Citibank, NA) (e)  14,125  14,125
 CP:
  3.60% 12/11/98 (Liquidity Facility
  Landesbank Hessen-Thuringen)   2,000  2,000
  3.45% 12/17/98 (BPA Landesbank Hessen-Thuringen)   5,000  5,000

MUNICIPAL SECURITIES (A) - CONTINUED
                                     PRINCIPAL     VALUE (NOTE 1)
                                     AMOUNT (000S) (000S)
TENNESSEE - CONTINUED
South Pittsburg Ind. Dev. Board Rev.
(Lodge Manufacturing Proj.) 3.45%
LOC SunTrust Bank Nashville, NA, VRDN (d) $ 1,800 $ 1,800
Sullivan County Ind. Dev. Board Rev. Rfdg. (BC Realty Proj.)
Series 1995 3.45%, LOC First Tennessee Bank, NA, VRDN 3,000 3,000 Tennessee Hsg. Dev. Agcy. Participating VRDN, Series PT-59B,
3.50% (Liquidity Facility Credit Suisse First Boston) (d)  1,000
1,000
Volunteer Student Funding Corp. Student Loan Rev.,
Series 1988 A-1, 3.45%,
LOC State Street Bank & Trust Co., VRDN (d)  6,100  6,100
Williamson County Ind. Dev. First Mtg. Rev. (Telco, Inc.)
Series 1996, 3.45%,
LOC NationsBank, NA, Tennessee, VRDN (d)  2,200  2,200
  139,675
TEXAS - 17.9%
Austin Hsg. Fin. Corp. Multi-Family Hsg.
(Riverchase Proj.) Series 1985 A, 3.45%,
LOC Household Finance Corp., VRDN  1,600  1,600
Brazos Hbr. Ind. Dev. Corp. Bonds (Dow Chemical Corp.)
Series 1986, 3.70% 9/9/98, CP mode  1,460  1,460
Brazos River Auth. Poll. Cont. Rev. Rfdg. (Texas Util. Elec. Proj.):
 Bonds Series 1994 A:
  3.65% 911/98, LOC Canadian Imperial
  Bank of Commerce, CP mode (d)  6,500  6,500
  3.80% 9/11/98, LOC Canadian Imperial
  Bank of Commerce, CP mode (d)  4,470  4,470
  3.80% 9/15/98, LOC Canadian Imperial
  Bank of Commerce, CP mode (d)  1,000  1,000
  3.55% 10/8/98, LOC Canadian Imperial
  Bank of Commerce, CP mode (d)  6,800  6,800
 VRDN:
  Series 1996 A, 3.50% (AMBAC Insured)
  (BPA Bank of New York, NY) (d)  16,860  16,860
  Series 1996 B, 3.90% (AMBAC Insured)
  (BPA Bank of New York, NY) (d)  10,000  10,000
  Series 1996 C, 3.50% (AMBAC Insured)
  (BPA Bank of New York, NY) (d)  4,000  4,000
  3.40% (MBIA Insured)
  (Liquidity Facility Bank of New York) (d)  8,000  8,000
Brazos River Hbr. Navigation (Dow Chemical Proj.):
 Bonds:
  Series 1988:
   3.70% 9/10/98, CP mode (d)  8,970  8,970
   3.70% 9/16/98, CP mode (d)  2,200  2,200
   3.65% 10/13/98, CP mode (d)  18,000  18,000
   3.60% 12/11/98, CP mode (d)  5,000  5,000

MUNICIPAL SECURITIES (A) - CONTINUED
                              PRINCIPAL     VALUE (NOTE 1)
                              AMOUNT (000S) (000S)
TEXAS - CONTINUED
Brazos River Hbr. Navigation (Dow Chemical Proj.): - continued
 Bonds:
  Series 1991:
   3.50% 9/8/98, CP mode $ 8,200 $ 8,200
   3.65% 9/9/98, CP mode  4,000  4,000
  Series 1992:
   3.70% 9/10/98, CP mode (d)  4,400  4,400
   3.65% 10/13/98, CP mode (d)  24,010  24,010
   3.60% 12/11/98, CP mode (d)  8,000  8,000
 VRDN:
  Series 1992 A, 3.55% (d)  800  800
  Series 1998, 3.55% (d)  3,300  3,300
Brownsville Ind. Dev. Corp. Rev. Rfdg.
(Rich-Seapak Corp. Proj.) Series 1997,
3.45%, LOC SunTrust Bank, Atlanta, VRDN (d)  1,500  1,500
Brownsville Util. Sys. Series A, CP:
 3.70% 9/8/98, LOC Toronto-Dominion Bank  1,000  1,000
 3.60% 11/6/98, LOC Toronto-Dominion Bank  7,900  7,900
Comal County Health Facs. Dev. Bonds
(McKenna Memorial Health Sys.) 3.30%,
LOC Texas Commerce Bank, NA, VRDN  6,700  6,700
Dallas Area Rapid Transit Sales Tax Rev.
Series A, 3.65% 11/13/98,
LOC Bayerische Landesbank Girozentrale, CP  2,000  2,000
Dallas-Fort Worth Reg. Arpt. Participating VRDN:
 Series SGB-5, 3.46% (Liquidity Facility Societe
 Generale, France) (e)  13,310  13,310
 Series 954301, 3.41% (Liquidity Facility Citibank, NA) (e)  23,400
23,400
Dallas Wtr. & Swr. Sys. 3.65% 11/9/98 (Liquidity Facility
United Bank of Switzerland) CP  5,000  5,000
De Soto Independent School Dist. Participating VRDN,
Series SGA-25, 3.45% (Liquidity Facility Societe
Generale, France) (e)  7,230  7,230
Denton Util. Sys. Rev. Rfdg. Participating VRDN,
Series SGA-32, 3.45% (Liquidity Facility Societe
Generale, France) (e)  7,230  7,230
El Paso Ind. Dev. Auth. (Camden Wire Co., Inc.) Series 1996,
3.50%, LOC Chase Manhattan Bank, NA, VRDN (d)  2,300  2,300
Galveston Ind. Dev. Corp. Rev. Rfdg. (Mitchell Interests)
3.35%, LOC Bank One, Texas, NA, VRDN (d)  5,500  5,500
Georgetown Ind. Dev. Auth. Rev. (Chatsworth Products, Inc.)
Series 1996, 3.45%, LOC Bank One, Texas, VRDN (b)  4,040  4,040

MUNICIPAL SECURITIES (A) - CONTINUED
                                  PRINCIPAL     VALUE (NOTE 1)
                                  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Grand Prairie Ind. Dev. Auth. (Precision/API Ketema Proj.) Series 1996, 3.50%, LOC Marine Midland
Bank, NA, VRDN (b) $ 780 $ 780
Greater East Texas Higher Ed. Auth. Student Loan Rev. Bonds:
 Series 1992 A, 3.55%, tender 6/1/99,
 LOC Student Loan Marketing Assoc. (d)  1,800  1,800
 Series 1992 C, 3.60%, tender 6/1/99,
 LOC Student Loan Marketing Assoc. (d)  7,500  7,500
 Series 1993 B, 3.80%, tender 6/1/99,
 LOC Student Loan Marketing Assoc. (d)  1,500  1,500
Greater Texas Student Loan Corp. Bonds Series 1998-A,
3.70% tender 2/1/99, LOC Student Loan
Marketing Assoc. (d)  14,550  14,550
Gulf Coast Ind. Dev. Auth., VRDN:
 Rev. (Mueller Flow Tech., Inc. Proj.)
 Series 1997, 3.45%, LOC NBD Bank, NA (d)  5,000  5,000
 (Amoco Oil Proj.) Series 1993, 3.45% (d)  4,000  4,000
Gulf Coast Ind. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum) 3.55%, LOC Wachovia Bank, VRDN (d) 4,500 4,500
Gulf Coast Poll. Cont. Rev. (Amoco Oil Proj.)
Series 1994, 3.45%, VRDN (d)  5,300  5,300
Gulf Coast Waste Disp. Auth. (Amoco Oil Proj.) VRDN:
 Series 1996, 3.45%  1,100  1,100
 Series 1997, 3.45% (d)  1,000  1,000
 3.45% (d)  1,200  1,200
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds
(Amoco Oil Co. Proj.) Series 1991,
3.65% tender 10/1/98  4,600  4,600
Harlingen Ind. Dev. Auth (Gibbs-Texas Die Casting) 3.50%,
LOC Harris Trust & Savings Bank, VRDN (d)  6,000  6,000
Harris County Gen. Oblig. Series A, CP:
 3.65% 11/13/98
 (Liquidity Facility United Bank of Switzerland)   2,409  2,409
 3.65% 11/13/98
 (Liquidity Facility United Bank of Switzerland)   1,965  1,965
Harris County Health Facs. Dev. Corp. School Health Care
Bonds (Sisters of Charity Incarnate Word) Series 1997 A,
3.70% 9/9/98 (BPA Toronto-Dominion Bank) CP mode 12,000 12,000 Harris County Hsg. Fin. Corp. (The Mills Apts. Proj.) 3.40% (Fannie Mae Guaranteed) VRDN (d) 4,000 4,000
Harris County Multi-Family Housing Auth.
(Trails of Ashford Apt.) Series 1997, 3.40%
(Fannie Mae Guaranteed) VRDN  9,050  9,050

MUNICIPAL SECURITIES (A) - CONTINUED
                                   PRINCIPAL     VALUE (NOTE 1)
                                   AMOUNT (000S) (000S)
TEXAS - CONTINUED
Houston Arpt. Sys. (Senior Lien) Series 1993 A, CP:
 3.60% 9/10/98,
 LOC Canadian Imperial Bank of Commerce (d) $ 5,500 $ 5,500
 3.55% 10/15/98,
 LOC Canadian Imperial Bank of Commerce (d)  7,900  7,900
 3.60% 10/15/98,
 LOC Canadian Imperial Bank of Commerce (d)  8,600  8,600
 3.50% 12/8/98,
 LOC Canadian Imperial Bank of Commerce (d)  2,400  2,400
Houston Gen. Oblig., CP:
 Series A, 3.45% 3/17/99
 (Liquidity Facility Toronto-Dominion Bank)  5,700  5,700
 Series B:
  3.55% 9/11/98 (Liquidity Facility Morgan Guaranty
  Trust Co., United Bank of Switzerland)  7,000  7,000
  3.60% 9/18/98 (Liquidity Facility Morgan Guaranty
  Trust Co., United Bank of Switzerland)   19,000  19,000
 Series C, 3.60% 10/8/98
 (Liquidity Facility Toronto-Dominion Bank)  10,000  10,000
Houston Wtr. & Swr. Sys. Participating VRDN, Series FR/RI-5,
3.60% (Liquidity Facility Bank of New York, NA) (e) 20,000 20,000 Hurst Euless Bedford Ind. School Dist. Unltd. Tax Rfdg.
Participating VRDN, Series ML SG-98, 3.40%
(Liquidity Facility Societe Generale, France) (e) 5,270 5,270 Matagorda County Navigation Dist. #1
Participating VRDN (e):
  Series PT-214, 3.50%
  (Liquidity Facility Bayerische Vereinsbank, AG) (d) 11,495 11,495 Series 1997 A, 3.45% (FGIC Insured)
  (Liquidity Facility Caisse des
   Depots et Consignations) (d)  5,240  5,240
  Series 1997 D, 3.41% (Liquidity Facility Caisse des
  Depots et Consignations)  14,590  14,590
McKinney Ind. Dev. Corp. Ind. Dev. Rev.
(Delta Daily Food, Inc. Proj.) Series 1994, 3.45%,
LOC ABN-AMRO Bank, VRDN (d)  8,500  8,500
Mineral Wells Ind. Dev., VRDN:
 (Ameron Inter Corp.) 3.35%,
 LOC Commerzbank, AG (d)  5,000  5,000
 (Electronic Interconnects) Series 1997, 3.50%,
 LOC Marine Midland Bank, NA (d)  5,100  5,100
Nacogdoches Ind. Dev. Auth. Rev. Rfdg. (La Quinta Motor
Inns, Inc. Proj.) 3.35%, LOC NationsBank, VRDN  1,605  1,605

MUNICIPAL SECURITIES (A) - CONTINUED
                              PRINCIPAL     VALUE (NOTE 1)
                              AMOUNT (000S) (000S)
TEXAS - CONTINUED
North Texas Higher Ed. Student Loan Rev., VRDN:
 Series A, 3.35% (AMBAC Insured)
 (BPA Student Loan Marketing Assoc.) (d) $ 7,400 $ 7,400
 Series C, 3.35% (AMBAC Insured)
 (BPA Student Loan Marketing Assoc.) (d)  6,500  6,500
 Series 1990:
  3.35%, LOC Student Loan Marketing Assoc. (d)  6,000  6,000
  3.35%, LOC Student Loan Marketing Assoc. (d) 5,900 5,900 Series 1991 C, 3.35% (AMBAC Insured)
 (BPA Student Loan Marketing Assoc.) (d)  10,200  10,200
 Series 1991 F, 3.35% (AMBAC Insured)
 (BPA Student Loan Marketing Assoc.) (d)  7,600  7,600
 Series 1993 A, 3.35%,
 LOC Student Loan Marketing Association (d) 20,000 20,000 Panhandle-Plains Higher Ed. Student Loan Rev. Series 1998 A, 3.40%, LOC Student Loan Marketing Assoc., VRDN (d) 6,200 6,200 Plano Health Facs. Dev. Corp. Hsp. Rev. Bonds
(Childrens & Presbyterian Health Care Ctr.)
3.50% 10/22/98 (MBIA Insured)
(BPA Chase Manhattan Bank, NA) CP mode  1,100  1,100
Port Arthur Navigation Dist., VRDN:
 (Star Enterprise Proj.) Series 1998, 3.40%,
 LOC Bank of Montreal, Canada  40,640  40,640
 Jefferson County Rev. (Fina Oil & Chemical Co. Proj.)
 Series 1998, 3.45% (d)  1,800  1,800
Port Corpus Christi Ind. Dev. Corp., VRDN:
 (Citgo Petroleum Proj.) Series 1998, 3.55%
 (LOC Bank One, Oklahoma) (d)   15,200  15,200
 (Coastal Refining & Marketing) Series 1997, 3.55%,
 LOC Banque Nationale de Paris, France (d)  25,000  25,000
Port Corpus Christi Waste Rev. (Coastal Refining & Marketing) 3.55%, LOC Banque Nationale de Paris, VRDN (d) 4,900 4,900 Sabine River Auth. Poll. Cont. Rev. Rfdg. (Texas Utils.
Elec. Co., Proj.) Series 1997 A, 3.40% (MBIA Insured)
(Liquidity Facility Bank of New York, NA) VRDN 23,900 23,900 San Antonio Elec. & Gas Sys. Rev.:
 Participating VRDN (e):
  Series SG-101, 3.40%
  (Liquidity Facility Societe Generale, France)  9,225  9,225
  Series SG-104, 3.40%
  (Liquidity Facility Societe Generale, France)  11,725  11,725
  Series SG-105, 3.40%
  (Liquidity Facility Societe Generale, France)  21,800  21,800

MUNICIPAL SECURITIES (A) - CONTINUED
                                  PRINCIPAL     VALUE (NOTE 1)
                                  AMOUNT (000S) (000S)
TEXAS - CONTINUED
San Antonio Elec. & Gas Sys. Rev.: - continued
 Series A, CP:
  3.55% 9/11/98 $ 5,000 $ 5,000
  3.60% 9/16/98  6,800  6,800
  3.50% 10/8/98  20,000  20,000
  3.50% 10/9/98  21,800  21,800
  3.55% 2/11/99  5,000  5,000
San Antonio Hotel Occupancy Tax Participating VRDN,
Series SG-51, 3.40% (Liquidity Facility Societe
Generale, France) (e)  4,150  4,150
San Antonio Hsg. Fin. Auth. Multi-Family Hsg. Rev., VRDN:
 (Cape Cod Apts.) Series 1990, 3.40%
 (Fannie Mae Guaranteed) (b)  8,100  8,100
 (Eagle's Nest Apt. Proj.) 3.40%,
 LOC Swiss Bank Corp. (Fannie Mae Guaranteed) (d) 1,100 1,100 (Harbor Care Ambassador) 3.40%
 (Fannie Mae Guaranteed) (d)  3,700  3,700
 (La Jolla Apts.) 3.40% (Fannie Mae Guaranteed) (d) 8,000 8,000 (Mesa Ridge Apts. Proj.) 3.40%, LOC Landesbank
 Hessen-Thuringen (Fannie Mae Guaranteed) (d) 5,100 5,100 (Wellington Place Proj.) 3.40%
 (Fannie Mae Guaranteed) (d)  5,945  5,945
San Antonio Wtr. Participating VRDN, Series 1996,
3.41% (Liquidity Facility Citibank, NA) (e)  5,800  5,800
San Marcos Ind. Dev. Corp. Ind. Dev. (Butler
Manufacturing Co.) Series 1995, 3.50%,
LOC NationsBank, NA, VRDN (d)  3,000  3,000
South Texas Higher Ed. Auth. Inc. Student Loan Rev.
Series 1997, 3.30% (MBIA Insured)
(BPA Student Loan Marketing Assoc.) VRDN (d)  2,750  2,750
Spring Branch Ind. School Dist. Harris County
Participating VRDN, Series PA-285, 3.45%
(Liquidity Facility Merrill Lynch & Co.) (e)  7,185  7,185
Terrel Ind. Dev. Auth. Rev. (Consolidated Sys.)
3.45%, LOC Wachovia Bank, NA, VRDN (d)  5,400  5,400
Texas A&M Univ. Perm. Univ. Fund Bonds Series B,
3.50% 9/9/98 (Liquidity Facility Morgan Guaranty
Trust Co.) CP mode  1,000  1,000
Texas Assoc. of School Boards Gen. Oblig. TAN
(Tuloso Midway Independent School Dist.)
Series 1998 A, 4% 8/31/99  14,304  14,304

MUNICIPAL SECURITIES (A) - CONTINUED
                                 PRINCIPAL     VALUE (NOTE 1)
                                 AMOUNT (000S) (000S)
TEXAS - CONTINUED
Texas Dept. of Hsg. & Commty. Affairs Mtg. Rev.
Participating VRDN (e):
  Series PT-9, 3.45%
  (Liquidity Facility Merrill Lynch & Co.) (b) $ 2,160 $ 2,160
  Series PT-93, 3.45%
  (Liquidity Facility Merrill Lynch & Co.)  5,340  5,340
Texas Pub. Fin. Auth.:
 Bonds (Dept. of Criminal Justice Proj.)
 Series 1998 A, 4.25% 2/1/99  6,440  6,453
 Participating VRDN, Series 1996-CB2,
 4.25% (Liquidity Facility Chase Manhattan Bank) (e) 4,970 4,970 Series B, 3.55% 12/9/98, CP 8,600 8,600
Texas Multi Hsg. Facs. (Aspen Hills Proj.) 3.40%, VRDN (d)  9,800
9,800
Texas Muni. Pwr. Agcy., CP:
 3.55% 9/9/98
 (Liquidity Facility Morgan Guaranty Trust Co.,
  Bank of America Nat'l. Trust & Savings, NA)  9,000  9,000
 3.60% 11/12/98
 (Liquidity Facility Morgan Guaranty Trust Co.,
  Bank of America Nat'l. Trust & Savings, NA)  7,000  7,000
 3.45% 12/8/98
 (Liquidity Facility Morgan Guaranty Trust Co.,
  Bank of America Nat'l. Trust & Savings, NA)  11,300  11,300
Texas Wtr. Dev. Board Participating VRDN, Series SGA-23,
3.45% (Liquidity Facility Societe Generale, France) (e) 5,600 5,600 Travis County Hsg. Fin. Corp. Multi-Family Hsg.
(Primecrest Ltd. Proj.) VRDN:
  Series 1990 A, 3.40%, LOC Bank of America Nat'l.
  Trust & Savings (d)  3,400  3,400
  Series 1990 B, 3.40%, LOC Bank of America Nat'l.
  Trust & Savings (d)  2,400  2,400
Univ. of Texas Perm. Univ. Fund Bonds Series A,
3.70% 9/9/98 (Liquidity Facility Landesbank
Hessen-Thuringen) CP mode  6,000  6,000
West Side Calhoun County Naval Dist. Sewage Solid Waste
Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996,
3.50%, VRDN (b)  2,000  2,000
  909,081
UTAH - 2.6%
Intermountain Pwr. Agcy.:
 CP:
  Series 1997 B-1:
   3.70% 9/9/98 (Liquidity Facility Bank of Nova Scotia) 1,700 1,700 3.60% 10/8/98 (Liquidity Facility Bank of Nova Scotia) 7,000
7,000
   3.65% 10/9/98 (Liquidity Facility Bank of Nova Scotia)  4,000
4,000

MUNICIPAL SECURITIES (A) - CONTINUED
                                   PRINCIPAL     VALUE (NOTE 1)
                                   AMOUNT (000S) (000S)
UTAH - CONTINUED
Intermountain Pwr. Agcy.: - continued
 CP:
  Series 1997 B-2:
   3.55% 9/9/98 (Liquidity Facility Bank of Nova Scotia) $ 1,300 $
1,300
   3.45% 10/22/98
   (Liquidity Facility Bank of Nova Scotia)  8,500  8,500
  Series 1997 B-3:
   3.60% 10/8/98 (Liquidity Facility Bank of Nova Scotia)  4,000
4,000
  3.55% 2/23/99 (Liquidity Facility Bank of Nova Scotia,
   Bank of America Nat'l. Trust & Savings, NA) 4,700 4,700 Series 1998 B-4, 3.80% 9/11/98
  (Liquidity Facility Morgan Guaranty Trust Co.) 7,100 7,100 Bonds Series E, 3.50% 9/14/98, LOC Bank of
 America Nat'l. Trust & Savings, NA, CP mode  2,500  2,500
 Participating VRDN, 3.41%
 (Liquidity Facility Citibank, NA) (e)  8,170  8,170
Salt Lake City Gen. Oblig. TRAN Series 1998,
4.25% 6/30/99  10,000  10,045
Timpanogos Spl. Svc. Dist. Participating VRDN,
Series SG-83, 3.40% (Liquidity Facility Societe
Generale, France) (e)  2,100  2,100
Toole City Ind. Dev. (Nelson & Sons Proj.) Series 1997,
3.60% LOC Key Bank, NA, VRDN (d)  1,395  1,395
Utah Board of Regents Student Loan Rev., VRDN:
 Series 1996 Q, 3.35% (AMBAC Insured)
 (BPA Barclays Bank, PLC) (d)  16,700  16,700
 3.35% (AMBAC Insured) (BPA Barclays Bank, PLC) 13,100 13,100 Utah Gen. Oblig. Hwy., CP:
 Series 1997 A, 3.70% 9/30/98
 (Liquidity Facility Toronto-Dominion Bank)  6,800  6,800
 Series 1997 B:
  3.65% 9/30/98
  (Liquidity Facility Toronto-Dominion Bank)   6,000  6,000
  3.65% 9/30/98
  (Liquidity Facility Toronto-Dominion Bank)  8,500  8,500
  3.70% 9/30/98
  (Liquidity Facility Toronto-Dominion Bank)  2,000  2,000
Utah Hsg. Fin. Agcy.:
Participating VRDN, Series PT-84B, 3.50%
 (Liquidity Facility Rabobank Nederland, NV) (d)(e) 550 550 Single Family Mtg. Series 1998 Issue 2, 3.60%
 (Bayerische Landesbank Girozentrale) VRDN (d)  17,200  17,200
  133,360

MUNICIPAL SECURITIES (A) - CONTINUED
                               PRINCIPAL     VALUE (NOTE 1)
                               AMOUNT (000S) (000S)
VERMONT - 0.0%
Vermont Econ. Dev. Auth. (Huber and Suhner Proj.) 3.60%,
LOC Key Bank, NA, VRDN $ 2,180 $ 2,180
VIRGINIA - 1.6%
Botetourt County Ind. Dev. Auth. (Virginia Forge Co. Proj.) Series 1996, 3.40%, LOC Harris Trust &
Savings Bank, VRDN (d)  1,100  1,100
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.) Series 1985:
  3.70% 9/9/98, CP mode  2,000  2,000
  3.60% 9/11/98, CP mode  2,800  2,800
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.)
  Series B, 3.70% 10/9/98, CP mode  3,000  3,000
  Series 1985, 3.65% 11/12/98, CP mode  3,700  3,700
  Series 1987 A:
   3.60% 9/11/98, CP mode  2,000  2,000
   3.65% 11/12/98
   (Liquidity Facility Bank of New York) CP mode 3,400 3,400 Greensville County (Beach Mold & Tool) 3.50%,
LOC Nat'l. City Bank, VRDN (d)  1,440  1,440
Halifax County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992,
3.75% 10/16/98, CP mode (d)  4,900  4,900
King George Ind. Dev. Auth. Rev. (Birchwood Partners Proj.) Series S-1994B, 3.40%, LOC Credit Suisse First Boston,
VRDN (d)  1,150  1,150
Loudoun County Ind. Dev. Auth. Arpt. Rev. Bonds (Signature Flight Proj.) Series 1998, 3.90% 12/1/98, LOC Bayerische Landesbank Girozentrale, CP mode (d) 3,250 3,250
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.):
  Series 1985, 3.60% 12/11/98, CP mode  2,975  2,975
  Series 1987, 3.70% 9/9/98, CP mode  1,300  1,300
  Series 1987, 3.80% 9/9/98, CP mode  5,100  5,100
Mecklenburg County Ind. Dev. Auth. (American Bldgs. Co.
Proj.) 3.55%, LOC LaSalle Nat'l. Bank, VRDN (d) 1,050 1,050 Peninsula Ports Auth. (Zeigler Coal Proj.)
Series 1997, 3.50%, LOC Bank of America Nat'l.
Trust & Savings, VRDN (d)  5,700  5,700
Prince William County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
  3.70% 10/15/98, CP mode  3,000  3,000
  3.65% 11/12/98, CP mode  1,800  1,800
Virginia Gen. Oblig. 3.45% 9/16/98, CP  4,000  4,000

MUNICIPAL SECURITIES (A) - CONTINUED
                              PRINCIPAL     VALUE (NOTE 1)
                              AMOUNT (000S) (000S)
VIRGINIA - CONTINUED
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds:
 Series 1998 D, 3.75% tender 9/15/98 (d) $ 8,500 $ 8,500
 Series 1998 E, 3.70% tender 9/15/98  9,100  9,100
York County Ind. Dev. Auth.:
 Ind. Dev. Rev. (Philip Morris Co. Proj.)
 Series 1991, 3.45%, VRDN  4,000  4,000
 Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co.)
 Series 1985, 3.80% 9/9/98 (BPA Crestar) CP mode  5,200  5,200
  80,465
WASHINGTON - 3.8%
Chelan County Pub. Utils. Dist. #1 Participating VRDN,
Series PA-197, 3.50%
(Liquidity Facility Merrill Lynch & Co.) (d)(e)  5,705  5,705
Kent Gen. Oblig. Participating VRDN, Series SGA-27,
3.45% (Liquidity Facility Societe Generale, France) (e) 5,070 5,070 King County Pub. Hosp. Dist. #1 Rev. Rfdg.
Participating VRDN, Series PL-170, 3.45%
(Liquidity Facility Banco Santander, SA) (e)  5,940  5,940
King County Swr. Rev. Series A, 3.60% 10/8/98, CP  3,000  3,000
Klickitat County Pub. Corp. Ind. Dev. Rev.
(Rabanco Landfill Proj.) Series 1990, 3.40%,
LOC Bank of America, VRDN (d)  6,700  6,700
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.)
3.60%, LOC Wells Fargo Bank, NA, VRDN (d)  2,885  2,885
Port Bellingham Ind. Dev. Rev. (Sauder Woodcraft Corp.)
3.40%, LOC Bank of America, VRDN (d)  3,480  3,480
Port of Seattle Sub Lien Rev.:
 Series B, CP:
  3.45% 9/4/98,
  LOC Bank of America Nat'l. Trust & Savings, NA (d)  4,500  4,500
  3.70% 9/11/98,
  LOC Bank of America Nat'l. Trust & Savings, NA (d)  4,001  4,001
  3.65% 11/10/98,
  LOC Bank of America Nat'l. Trust & Savings, NA (d)  3,150  3,150
  3.50% 2/19/99,
  LOC Bank of America Nat'l. Trust & Savings, NA (d) 3,100 3,100 Series 1997, 3.30%, LOC Canadian Imperial
 Bank & Trust Co., VRDN (d)  3,000  3,000
Washington Econ. Dev. Fin. Auth. Rev., VRDN:
  (Ferry Brothers Proj.) 3.45%,
  LOC Key Bank, NA (d)  5,000  5,000
  (Hunter Douglas Proj.) Series 1997 A,
  3.45%, LOC ABN-AMRO Bank (d)  2,200  2,200

MUNICIPAL SECURITIES (A) - CONTINUED
                                    PRINCIPAL     VALUE (NOTE 1)
                                    AMOUNT (000S) (000S)
Washington Gen Oblig.:
 Participating VRDN (e):
  Series BTP-101, 3.35%
  (Liquidity Facility Bankers Trust Corp.) $ 12,065 $ 12,065
  Series BTP-114, 3.35%
  (Liquidity Facility Bankers Trust Corp.)  9,005  9,005
  Series BTP-195, 3.35%
  (Liquidity Facility Bankers Trust Corp.) (d)  5,300  5,300
  Series SGA-35, 3.45%
  (Liquidity Facility Societe Generale, France) (d) 12,500 12,500 Series SGA-36, 3.45%
  (Liquidity Facility Societe Generale, France) (d) 11,000 11,000 Series SGB-9, 3.46%
  (Liquidity Facility Societe Generale, France) (d) 4,100 4,100 Series SGB-11, 3.46%
  (Liquidity Facility Societe Generale, France) (d) 6,200 6,200 Series SGB-13, 3.46%
  (Liquidity Facility Societe Generale, France)  10,000  10,000
  Series SGB-37, 3.40%
  (Liquidity Facility Societe Generale, France)   11,080  11,080
  Series 1993 B, 3.41%
  (Liquidity Facility Citibank, NA)  13,300  13,300
  Series 96C4708, 3.41%
  (Liquidity Facility Citibank, NA)   4,000  4,000
  Series 984702, 3.41%
  (Liquidity Facility Citibank, NA)   12,200  12,200
 Series VR-96A, 3.40% (Liquidity
 Facility Landesbank Hessen-Thuringen) VRDN 7,000 7,000 Washington Hsg. Fin. Commission:
 Multi-Family Rev., VRDN:
  (Eaglepointe Apts.) Series 1996 A, 3.45% (FSA Insured)
  (Liquidity Facility Wells Fargo Bank, NA) (d) 2,840 2,840 (Winterhill Apt. Proj.) Series 1996 A, 3.45% (FSA Insured) (Liquidity Facility Wells Fargo Bank, NA (d) 4,300 4,300
 Single-Family Mtg. Rev. Participating VRDN:
 Series PT-86, 3.50% (Liquidity Facility
  Merrill Lynch & Co.) (d)(e)  3,690  3,690
  Series 1997 D, 3.45% (Liquidity Facility
  First Union Bank) (d)  7,020  7,020
 Single Family Rev. Bonds Series 1997 5A-5, 3.90%
 tender 12/15/98 (d)  1,590  1,590
  194,921

MUNICIPAL SECURITIES (A) - CONTINUED
                           PRINCIPAL     VALUE (NOTE 1)
                           AMOUNT (000S) (000S)
WEST VIRGINIA - 1.9%
Grant County Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.)
Series 1994, 3.65% 11/5/98, CP mode $ 6,700 $ 6,700
Grant County Solid Waste Disp. Rev. Bonds
(Virginia Elec. & Pwr. Co. Proj.)
Series 1996, 3.60% 10/21/98,
CP mode (d)  3,200  3,200
Marion County Solid Waste Disp.
(Grant Town Cogeneration Proj.) VRDN:
  Series 1990 A, 3.55%,
  LOC Nat'l. Westminster Bank, PLC (d)  34,200  34,200
  Series 1990 B, 3.35%,
  LOC Nat'l. Westminster Bank, PLC (d)  13,100  13,100
  Series 1990 C, 3.35%,
  LOC Nat'l. Westminster Bank, PLC  3,500  3,500
  Series 1990 D, 3.35%,
  LOC Nat'l. Westminster Bank PLC (d)  14,700  14,700
West Virginia Pub. Energy Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.):
  3.65% 9/9/98,
  LOC United Bank of Switzerland, CP mode (d)  1,000  1,000
  3.80% 9/9/98,
  LOC United Bank of Switzerland, CP mode (d)  4,600  4,600
  3.80% 9/15/98,
  LOC United Bank of Switzerland, CP mode (d)  6,100  6,100
  3.80% 9/15/98,
  LOC United Bank of Switzerland, CP mode (d)  2,000  2,000
  3.70%10/15/98,
  LOC United Bank of Switzerland, CP mode (d)  2,000  2,000
  3.70%10/15/98,
  LOC United Bank of Switzerland, CP mode (d)  1,000  1,000
  3.60%10/16/98,
  LOC United Bank of Switzerland, CP mode (d)  2,400  2,400
  3.60%12/11/98,
  LOC United Bank of Switzerland, CP mode (d)  1,000  1,000
  95,500
WISCONSIN - 1.4%
Appleton Area School Dist. BAN 4.05% 11/10/98 2,800 2,800 Eau Claire Area School Dist. TRAN 4.10% 9/28/98 5,900 5,901 Franklin Pub. School Dist. TRAN 3.90% 8/30/99 3,800 3,809
Kettle Moraine School Dist. TRAN 3.90% 9/1/99 5,000 5,011 Merrill Ind. Dev. Rev. (C&H Packaging Co., Inc.)
Series 1996, 3.50%, LOC Firstar Bank,
Milwaukee, NA, VRDN (d)  5,605  5,605

MUNICIPAL SECURITIES (A) - CONTINUED
                             PRINCIPAL     VALUE (NOTE 1)
                             AMOUNT (000S) (000S)
WISCONSIN - CONTINUED
Oak Creek Ind. Dev. Rev. (Outlook Packaging, Inc.) 3.45%,
LOC Firstar Bank, Milwaukee, NA, VRDN (d) $ 2,000 $ 2,000
Platteville Ind. Dev. Auth. Rev. (Woodward Communications)
3.40%, LOC Harris Trust & Savings Bank, VRDN (d) 1,650 1,650 Prentice Ind. Dev. Rev. (Blount Proj.) Series 1994,
3.45%, LOC NationsBank, NA, VRDN (d)  2,000  2,000
Racine Ind. Dev. Rev. (Burlington Graphic Sys.) Series 1994,
3.45%, LOC Bank One, NA, VRDN (d)  1,595  1,595
River Falls Ind. Dev. Rev. (Quadion Corp. Proj.) 3.50%,
LOC US Bank, NA, VRDN (d)  2,365  2,365
Sturgeon Ind. Dev. Rev. (Marine Travelift Proj.) Series 1996,
3.50%, LOC Firstar Bank, Milwaukee, NA, VRDN (d) 1,600 1,600 Sturtevant Ind. Dev. Rev. (Quadra, Inc.) 3.45%,
LOC Bank One, NA, VRDN (d)  2,035  2,035
Sun Prairie Ind. Rev. (Flambeau Corp. Proj.) Series 1995,
3.50%, LOC Firstar Bank of Milwaukee, NA, VRDN (d) 7,000 7,000 Wisconsin Gen. Oblig. Participating VRDN, Series BTP-241,
3.35% (Liquidity Facility Bankers Trust Corp.) 5,800 5,800 Wisconsin Health & Edl. Facs. (Felician Svc., Inc.) 3.30%
(AMBAC Insured) (BPA First Nat'l. Bank of Chicago) VRDN 4,100 4,100 Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN (e):
 Series PT-207, 3.50%
 (Liquidity Facility Bayerische Landesbank Girozentrale)  12,470
12,470
 Series 94C4903, 3.46%
 (Liquidity Facility Citibank, NA) (d)  7,500  7,500
  73,241
WYOMING - 0.2%
Laramie County Ind. Dev. Rev.
(Cheyenne Lt., Fuel and Pwr.) VRDN:
  Series A, 3.40% (AMBAC Insured)
  (Liquidity Facility Norwest Bank, NA) (d)  5,000  5,000
  Series B, 3.40% (AMBAC Insured)
  (Liquidity Facility Norwest Bank, NA) (d)  3,500  3,500
Wyoming Commty. Dev. Auth. Participating VRDN,
Series PT-112, 3.45% (Liquidity Facility Bayerische
Hypotheken und Wechsel Bank) (e)  3,825  3,825
  12,325
MULTIPLE STATES - 0.4%
Clipper Participating VRDN, Series 1995-1, 3.46%
(Liquidity Facility State Street Bank & Trust Co.) (d)(e)  2,915
2,915
Stephens Equity Trust II Participating VRDN, Series 1996,
3.41%, LOC Republic Nat'l. Bank, NY (e)  19,081  19,081
  21,996

MUNICIPAL SECURITIES (A) - CONTINUED
                                   SHARES     VALUE (NOTE 1)
                                  (000S)     (000S)
OTHER - 0.4%
Municipal Central Cash Fund (b)(c)  20,483 $ 20,483
TOTAL INVESTMENTS - 100%  $ 5,084,293
Total Cost for Income Tax Purposes  $ 5,084,293
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation
  Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.53%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At August 31, 1998, the fund had a capital loss carryforward of approximately $486,000 all of which will expire on August 31, 2004.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT            $ 5,084,293
VALUE -
SEE ACCOMPANYING
SCHEDULE

RECEIVABLE FOR INVESTMENTS               1,990
SOLD

RECEIVABLE FOR FUND SHARES               102,056
SOLD

INTEREST RECEIVABLE                      30,369

 TOTAL ASSETS                            5,218,708

LIABILITIES

PAYABLE TO CUSTODIAN BANK      $ 493

PAYABLE FOR INVESTMENTS         81,494
PURCHASED

PAYABLE FOR FUND SHARES         65,316
REDEEMED

DISTRIBUTIONS PAYABLE           508

ACCRUED MANAGEMENT FEE          1,177

OTHER PAYABLES AND              939
ACCRUED EXPENSES

 TOTAL LIABILITIES                       149,927

NET ASSETS                              $ 5,068,781

NET ASSETS CONSIST OF:

PAID IN CAPITAL                         $ 5,069,280

ACCUMULATED NET REALIZED                 (500)
GAIN (LOSS) ON INVESTMENTS

UNREALIZED GAIN FROM                     1
ACCRETION OF MARKET
DISCOUNT

NET ASSETS, FOR 5,069,272               $ 5,068,781
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING                $1.00
PRICE AND REDEMPTION
PRICE PER SHARE
($5,068,781 (DIVIDED BY)
5,069,272 SHARES)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  TEN MONTHS ENDED AUGUST 31, 1998

INTEREST INCOME                         $ 142,326


EXPENSES

MANAGEMENT FEE                $ 11,006

TRANSFER AGENT FEES            6,664

ACCOUNTING FEES AND            415
EXPENSES

CUSTODIAN FEES AND             202
EXPENSES

REGISTRATION FEES              365

AUDIT                          49

LEGAL                          44

MISCELLANEOUS                  82

 TOTAL EXPENSES BEFORE         18,827
REDUCTIONS

 EXPENSE REDUCTIONS            (19)      18,808

NET INTEREST INCOME                      123,518

NET REALIZED GAIN (LOSS) ON              (7)
INVESTMENTS


NET INCREASE IN NET ASSETS              $ 123,511
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS            TEN MONTHS ENDED   YEAR ENDED
                                AUGUST 31,         OCTOBER 31,
                                1998               1997

INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS                      $ 123,518          $ 128,205
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)        (7)                149

 INCREASE (DECREASE) IN NET      -                  1
UNREALIZED GAIN FROM
 ACCRETION OF MARKET
DISCOUNT

 NET INCREASE (DECREASE)         123,511            128,355
IN NET ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS    (123,518)          (128,205)
FROM NET INTEREST INCOME

SHARE TRANSACTIONS AT NET        14,582,628         13,444,798
ASSET VALUE OF $1.00 PER
SHARE
PROCEEDS FROM SALES OF
SHARES

 REINVESTMENT OF                 119,242            123,338
DISTRIBUTIONS FROM NET
INTEREST INCOME

 COST OF SHARES REDEEMED         (13,765,101)       (13,110,599)

 NET INCREASE (DECREASE)         936,769            457,537
IN NET ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE                 936,762            457,687
(DECREASE) IN NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD             4,132,019          3,674,332

 END OF PERIOD                  $ 5,068,781        $ 4,132,019

FINANCIAL HIGHLIGHTS

                                  TEN MONTHS   YEARS ENDED
                                  ENDED        OCTOBER 31,
                                  AUGUST 31,

                                  1998      1997     1996     1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000
OF PERIOD

INCOME FROM INVESTMENT             .027      .032     .031     .034     .023
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST                 (.027)    (.032)   (.031)   (.034)   (.023)
 INCOME

NET ASSET VALUE, END OF PERIOD    $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN B                     2.70%     3.28%    3.17%    3.48%    2.33%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 5,069   $ 4,132  $ 3,674  $ 3,606  $ 3,495
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE       .49% A    .49%     .49%     .50%     .52%
NET ASSETS

RATIO OF NET INTEREST INCOME TO    3.20% A   3.23%    3.12%    3.43%    2.31%
AVERAGE NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. On September 18, 1997, the Board of Trustees approved a change in the fiscal year-end of the trust to August 31. Accordingly, the financial statements of the fund are presented for the ten month period ended August 31, 1998. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily
2. OPERATING POLICIES - CONTINUED
MUNICIPAL CENTRAL CASH FUND - CONTINUED
and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund held no investments in restricted securities.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .29% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $19,000 under this arrangement.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 1998

DISTRIBUTIONS

During fiscal year ended 1998, 100% of the fund's income dividends was free from federal income tax, and 50.43% of the fund's income dividends was subject to the federal alternative minimum tax.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.

BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+ TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
  Company
Boston, MA
SUB-ADVISER
Fidelity Investments Money
Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Diane M. McLaughlin, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

MUNICIPAL
MONEY
FUND
ANNUAL REPORT
AUGUST 31, 1998

CONTENTS

PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.


PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               6   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      8   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS
                            AND ONE YEAR.

INVESTMENTS             9   A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS    43  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   47  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   49  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           50


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The dramatic volatility we've seen in recent months in the world's stock and bond markets might seem at first glance to be unprecedented in its scope and duration. In fact, however, the U.S. stock market has declined by more than 10% 12 times just since 1970, only to recover and go on to new highs each time. As has been the case recently, segments of the bond market - most notably U.S. Treasuries - frequently have thrived in such periods as investors seek a safer home for their funds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns and yields would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST   PAST 1  PAST 5  LIFE OF
31, 1998               YEAR    YEARS   FUND

SPARTAN MUNICIPAL      3.40%   17.38%  29.00%
 MONEY

ALL TAX-FREE MONE      3.08%   15.46%  N/A
Y MARKET FUNDS AV
ERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on January 14, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 436 money market funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST   PAST 1  PAST 5  LIFE OF
31, 1998               YEAR    YEARS   FUND

SPARTAN MUNICIPAL      3.40%   3.26%   3.39%
 MONEY

ALL TAX-FREE MONE      3.08%   2.92%   N/A
Y MARKET FUNDS AV
ERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                            8/31/98  6/1/98  3/2/98  12/1/97  9/1/97



SPARTAN MUNICIPAL           3.11%    3.52%   3.20%   3.60%    3.18%
 MONEY FUND



IF FIDELITY HAD NOT         3.01%    3.42%   3.10%   3.50%    3.08%
 REIMBURSED CERTAIN
 FUND EXPENSES



ALL TAX-FREE MONEY MARKET   2.80%    3.22%   2.92%   3.28%    2.98%
 FUNDS AVERAGE



SPARTAN MUNICIPAL MONEY     4.86%    5.50%   5.00%   5.63%    4.97%
 FUND - TAX-EQUIVALENT



IF FIDELITY HAD NOT         4.70%    5.34%   4.84%   5.47%    4.81%
 REIMBURSED CERTAIN
 FUND EXPENSES



YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. Figures for the all tax-free money market funds average are from IBC Financial Data, Inc. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)
COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.

FUND TALK: THE MANAGER'S OVERVIEW

(Photograph of Diane McLaughlin)
An interview with Diane McLaughlin, Portfolio Manager of Spartan Municipal Money Fund
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR, DIANE?
A. The U.S. economy grew at a strong rate, with real GDP - gross domestic product adjusted for inflation - growing at a rate of 3.5% over the past four quarters. Historically, a growth rate of 2.5% has been considered sustainable; in other words, growth above a 2.5% rate generally is expected to cause inflationary pressures to build. At the same time, the labor market in the U.S. was very tight, with unemployment below 5% for all 12 months, including a drop to a 28-year low of 4.3% in April. An unemployment rate of 5% historically has been considered "full employment." When the rate drops below that mark, prices are expected to rise because of wage pressures caused by employers increasing wages and salaries to attract or retain employees, and passing on the extra cost to consumers. However, inflation didn't emerge. In fact, the consumer price index (CPI) fell during the 12-month period as price increases generally were not passed on to the consumer. Two of the reasons we didn't see inflation were improvements in productivity and falling commodity prices. In addition, financial turmoil in Asia helped subdue inflationary pressures because currency devaluations in that region helped cause the prices of imports into the U.S. to fall. Furthermore, a decline in exports to Asia and other trading partners offset the strong domestic demand that has driven the strength of the U.S. economy.
The conflicting signals of a strong domestic economy and Asian weakness led to a great deal of uncertainty, as market participants tried to gauge which would dominate the future course of the economy and Federal Reserve Board monetary policy.
Q. WHAT WAS THE FED'S STANCE AS THIS TRANSPIRED?
A. The Fed sought to balance concerns about the robust domestic economy with an increasingly fragile global economic situation. During most of the period, members of the Fed's Open Market Committee expressed continued concern about the inflation outlook, and maintained a bias toward raising the rate banks charge each other for overnight loans - the fed funds target rate - a move that would slow the economy to head off inflation. Nevertheless, toward the end of the period, the global economic crisis worsened, causing expectations to shift. Many market observers began to expect that the Fed's next move would be to lower the fed funds target rate in order to sustain economic growth in the U.S.
Q. WHAT WAS YOUR STRATEGY?
A. For most of the period, the fund's average maturity was shorter than most of its competitors. Two factors were considered in making this decision: economic fundamentals as well as the supply and demand of short-term municipal securities. There was a tremendous issuance of short-term, variable-rate demand notes (VRDNs) in the market, while fixed-rate, one-year notes weren't as plentiful. To attract buyers, issuers of the variable-rate paper had to offer yields that were actually higher than those provided by longer-term, one-year notes. Because of this situation, I built up the fund's VRDN position during much of the period. However, as expectations of lower short-term rates intensified recently, I extended the fund's average maturity - to lock in attractive rates - so that it was more in line with its competitors.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1998, was 3.11%, compared to 3.19% one year ago. The latest yield was the equivalent of a 4.86% taxable yield for investors in the 36% federal tax bracket. Through August 31, 1998, the fund's 12-month total return was 3.40%, compared to 3.08% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The global economic crisis is likely to deepen before it improves. As a result, it is expected that the next policy move by the Federal Reserve Board will be more in the direction of lowering the fed funds target rate to support continued growth, as opposed to raising the rate to keep inflation under control. In addition, a municipal bond supply and demand imbalance could continue to be a challenge. Uncertainty in other markets may attract investors into municipal money market funds. At the same time, the trend of declining issuance of short-term municipal securities is expected to continue.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)
FUND FACTS
GOAL: tax-free income with
share-price stability by
investing in high-quality,
short-term municipal securities
FUND NUMBER: 460
TRADING SYMBOL: FIMXX
START DATE: January 14, 1991
SIZE: as of August 31, 1998,
more than $2.2 billion
MANAGER: Diane McLaughlin,
since 1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1992

INVESTMENT CHANGES

MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           8/31/98           2/28/98           8/31/97

  0 - 30   81                74                79

 31 - 90   10                11                6

 91 - 180  5                 11                4

181 - 397  4                 4                 11

WEIGHTED AVERAGE MATURITY
               8/31/98  2/28/98  8/31/97

SPARTAN        30 DAYS  34 DAYS  48 DAYS
MUNICIPAL
MONEY FUND

ALL TAX FREE   44 DAYS  43 DAYS  50 DAYS
 MONEY
MARKET FUNDS
AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1998  AS OF FEBRUARY 28, 1998
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 6.0
Row: 1, Col: 3, Value: 25.0
Row: 1, Col: 4, Value: 67.0
Variable rate demand
notes (VRDNs)       67%
Commercial paper
(including CP mode) 20%
Tender bonds         5%
Municipal notes      8%
Variable rate demand
notes (VRDNs)       67%
Commercial paper
(including CP mode) 25%
Tender bonds         6%
Municipal notes      2%
Row: 1, Col: 1, Value: 8.0
Row: 1, Col: 2, Value: 5.0
Row: 1, Col: 3, Value: 20.0
Row: 1, Col: 4, Value: 67.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

INVESTMENTS AUGUST 31, 1998
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
ALABAMA - 2.4%
Alabama Ind. Dev. Auth. Rev, VRDN.:
(Columbus Mills Inc. Proj.) Series 1994 A,
 3.45%, LOC SunTrust Bank, Atlanta (b) $ 3,000 $ 3,000
 (Well Built Cabinet Inc.) 3.55%,
 LOC Amsouth Bank, NA (b)  1,970  1,970
Ashland Ind. Dev. Board Rev. (Wellborn Cabinet Inc. Proj.)
Series 1991-A, 3.50%, LOC Amsouth Bank, NA, VRDN (b)  900  900
Chatam Ind. Dev. Board Poll. Cont. Rev. Bonds (Alabama
Elec. Coop., Inc. Proj.) Series 1993, 3.70% 9/10/98
(Nat'l. Rural Utils. Coop. Guaranteed) CP mode  1,500  1,500
Colbert County Ind. Dev. Board (Golden Poultry Co., Inc. Proj.)
Series 1990, 3.45%, LOC SunTrust Bank, Atlanta, VRDN (b) 3,400 3,400 Columbiana Ind. Dev. Board Rev. (NFA Corp. Proj.)
Series 1992 A, 3.50%, LOC Amsouth Bank, NA, VRDN (b) 6,000 6,000 Courtland Ind. Dev. Board (Speciality Minerals, Inc.) 3.45%,
LOC Wachovia Bank, NA, VRDN (b)  3,000  3,000
Decatur Ind. Dev. Board Ind. Dev. Rev. (Monsanto Co. Proj.)
Series 1996, 3.40%, VRDN (b)  1,285  1,285
Demopolis Ind. Dev. Board Ind. Dev. Rev., VRDN:
(McClain of Alabama Proj.) 3.40%,
 LOC LaSalle Nat'l. Bank, Chicago (b)  1,000  1,000
 (Systech Environ. Corp.) Series 1990,
 3.40%, LOC NBD Bank, NA (b)  1,200  1,200
Eufaula Ind. Dev. Board (Columbus Mills, Inc. Proj.)
Series 1993, 3.45%, LOC SunTrustBank, Atlanta, VRDN (b) 6,100 6,100 Florence Ind. Dev. Board. Rev. (Robert J. Bevis Proj.)
Series 1990, 3.45%, LOC NationsBank, NA, VRDN (b) 2,350 2,350 Jackson Ind. Dev. Auth. (Specialty Minerals, Inc.) 3.45%,
LOC Wachovia Bank, NA, VRDN  3,245  3,245
Jefferson County Swr. Participating VRDN, Series PT-124,
3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c) 6,190 6,190 Lafayette Ind. Dev. Board Ind. Dev. Rev. (Kardoes Rubber Co., Inc.) 3.55%, LOC Amsouth Bank, NA, VRDN (b) 2,200 2,200
Montgomery Ind. Dev. Board Ind. Dev. Rev., VRDN:
(Contech Construction Prod.) Series 1996,
 3.50%, LOC Mellon Bank, NA, Pittsburgh (b) 3,000 3,000 (Feldmeier/Alabama Equipment) Series 1996,
 3.55%, LOC Southtrust Bank, Alabama (b)  1,000  1,000
Port City Med. Clinic (Mobile - Infirmary Health Sys.)
Series B, 3.25% (AMBAC Insured) (Liquidity Facility
Rabobank Nederland Coop Central) VRDN  3,900  3,900

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
ALABAMA - CONTINUED
Roanoke Ind. Dev. Board Ind. Dev. Rev., VRDN:
(SteelFab, Inc. Proj.) Series 1997,
 3.55%, LOC NationsBank, NA (b) $ 1,000 $ 1,000
 (Wehadkee/Rock Mills Proj.) Series 1992,
 3.45%, LOC SunTrust Bank, Atlanta (b)  1,500  1,500
Talladega Ind. Dev. Rev. (Wehadkee Yarn Mills Proj.)
Series 1990, 3.45%, LOC SunTrust Bank, Atlanta,
VRDN (b)  900  900
Tuscaloosa County Ind. Dev. Rev. (Hanna Steel Co.) 3.50%,
LOC NationsBank, NA, VRDN  865  865
  55,505
ALASKA - 0.7%
Alaska Hsg. Fin. Corp. Participating VRDN, Series 98FR/RI-2,
3.60% (Liquidity Facility Bank of New York, NA (c) 2,900 2,900 Valdez Marine Term. Rev.:
Rfdg. Bonds (Atlantic Richfield Co.) Series 1994 A,
 3.65% 9/16/98, CP mode  7,275  7,275
 Participating VRDN, Series PT-172, 3.45%
 (Liquidity Facility Banque National de Paris) (c)  4,800  4,800
  14,975
ARIZONA - 2.1%
Cochise County Poll. Cont. Rev. Solid Waste Bonds
(Arizona Elec. Pwr. Coop.) 3.55%, tender 9/1/98
(Nat'l. Rural Utils. Coop. Guaranteed) (b)  2,700  2,700
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B, 3.41% (Liquidity Facility Caisse des Depots et Consignations) (c) 3,080 3,080
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Util. Co. Proj.) Series 1993 E:
 3.45% 9/1/98, CP mode (b)  1,000  1,000
  3.70% 9/8/98, CP mode (b)  2,400  2,400
Phoenix Ind. Dev. Auth. Rev.  (Plastican Proj.)
Series 1997, 3.40%, LOC Fleet Bank, NA, VRDN (b) 1,700 1,700 Pinal County Ind. Dev. Auth. Ind. Dev. Rev. (Sunbelt
Refining Co. LP Proj.) Series 1988, 3.40%, LOC Bankers
Trust Co., VRDN (b)  3,700  3,700
Salt River Proj. Agricultural Impt. & Pwr. Dist., CP:
3.80% 9/8/98 (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA, Bank One, Arizona, NA) 4,000 4,000 3.55% 9/9/98 (Liquidity Facility Morgan Guaranty
 Trust Co., NY, Bank One, Arizona, NA)   8,600  8,600
 3.50% 9/11/98 (Liquidity Facility Morgan Guaranty
 Trust Co, NY, Bank One, Arizona, NA)   6,300  6,300

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
ARIZONA - CONTINUED
Salt River Proj. Agricultural Impt. & Pwr. Dist., CP: - continued 3.65% 10/16/98 (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA, Bank One, Arizona, NA) $ 1,000 $ 1,000 3.60% 11/6/98 (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA, Bank One, Arizona, NA)   5,800  5,800
 3.60% 2/11/99 (Liquidity Facility Morgan Guaranty
 Trust Co., First Nat'l. Bank of Chicago)   7,000  7,000
Yavapi County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Util. Co. Proj.) Series 1993,
3.70% 9/8/98, CP mode (b)  1,000  1,000
  48,280
ARKANSAS - 1.6%
Arkansas Dev. Fin. Auth. Participating VRDN (c):
Series A-1, 3.41% (Liquidity Facility
 Caisse des Depots et Consignations)  7,855  7,855
 3.41% (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA) (b)  3,500  3,500
Arkansas Dev. Fin. Auth. Multi-Family Hsg. Rev.
(Kiehl Partners LP Proj.) Series 1998,
 3.55%, LOC Bank One, Louisiana, NA, VRDN  3,000  3,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Bonds
Series D, 3.70%, tender 3/1/99  3,225  3,225
Blytheville Ind. Dev. Rev. (Arkansas Steel
Processing Proj.) Series 1992, 3.40%,
LOC Credit Agricole Indosuez, VRDN (b)  9,500  9,500
Harrison Ind. Dev. Rev. (Rock-Tenn Converting Co. Proj.)
Series 1993, 3.45%, LOC SunTrust Bank,
Atlanta, VRDN (b)  2,500  2,500
Miller County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.) Series 1996, 3.40%, LOC Commerzbank, AG, VRDN (b) 3,150 3,150
Pine Bluff Ind. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1988, 3.55%, LOC Wells Fargo Bank, NA, San Francisco,
VRDN (b)  3,000  3,000
  35,730
CALIFORNIA - 0.7%
California Higher Ed. Student Loan Auth. Rev. Bonds
Series 1987 C, 3.75% 6/1/99,
LOC Student Loan Marketing Assoc. (b)  2,500  2,498
California Pub. Works Board Lease Rev. Bonds
(Dept. of Corrections) Series 1997 C,
4.75% 9/1/98  2,200  2,200
California Student Ed. Loan Mktg. Corp. Student Loan Rev. Rfdg. Bonds Series 1994 A, 3.75%, tender 6/1/99,
LOC Dresdner Bank, AG (b)  3,000  3,000

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Clovis Unified School Dist. Gen. Oblig. TRAN 4% 6/30/99 $ 7,500 $
7,516
Los Angeles Reg. Arpt. Impt. Facs. Lease Rev.
(Compagne Nationale Air France) 3.50%,
LOC Societe Generale, France, VRDN (b)  1,425  1,425
  16,639
COLORADO - 2.3%
Aurora Multi-Family Hsg. Rev. (Aurora Meadows Apts.)
Series 1996, 3.60% (Fannie Mae Guaranteed) VRDN (b) 5,100 5,100 Colorado Springs Util. Sys. Impt. Participating VRDN (c):
Series 1998 FR\RI-19, 3.65% (Liquidity Facility
 Bank of New York, NA)  2,100  2,100
 Series SGB-28, 3.46% (Liquidity Facility
 Societe Generale, France)  17,800  17,800
Denver City & County Dept. of Aviation Arpt. Sys.
Participating VRDN (c):
 Series 1997 Q, 3.40% (Liquidity Facility
  First Union Nat'l. Bank (NC))  3,160  3,160
  Series 1997, 3.45% (Liquidity Facility Caisse des
  Depots et Consignations) (b)  15,260  15,260
Monte Vista Ltd. Oblig. Swr. Rev. Series 1992, 3.40%,
LOC Wachovia Bank, NA, VRDN (b)  2,670  2,670
Westminster Multi-Family Hsg. Rev. Rfdg. (Lakeview Apts.)
Series 1997, 3.60% (Fannie Mae Guaranteed) VRDN (b) 2,600 2,600 Wheat Ridge Ind. Dev. Rev. (Adolph Coors Co. Proj.)
Series 1993, 3.40%, LOC Wachovia Bank, NA, VRDN (b)  5,000  5,000
  53,690
CONNECTICUT - 0.1%
Connecticut Hsg. Fin. Auth. Participating VRDN, Series 1997 L,
3.45% (Liquidity Facility First Union Nat'l. Bank (NC) (b)(c)  2,670
2,670
DELAWARE - 0.3%
Delaware Econ. Dev. Auth. (Delmarva Pwr. & Lt. Proj.)
Series 1994, 3.55%, VRDN (b)  3,100  3,100
Delaware Hsg. Auth. Participating VRDN, Series 96C0801,
3.46% (Liquidity Facility Citibank, New York, NA) (b)(c)  4,425  4,425
  7,525
DISTRICT OF COLUMBIA - 1.0%
District of Columbia Hsg. Fin. Auth. Multi-Family Hsg. Rev. Rfdg. (Mount Vernon Plaza Apts.) Series 1991, 3.40%,
LOC Bank One, NA, VRDN (b)  13,105  13,105
District of Columbia Wtr. & Swr. Participating VRDN,
Series 98-5201, 3.41% (Liquidity Facility
Citibank, New York, NA) (c)  3,300  3,300
Metropolitan Washington Arpt. Auth. Rev. Bonds
3.70% 10/30/98, LOC NationsBank, NA, CP mode (b)  7,000  7,000
  23,405

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
FLORIDA - 5.8%
Capital Proj. Fin. Auth. (Florida Hosp. Assoc. Proj.)
Series 1998 A, 3.25% (FSA Insured) (Liquidity Facility
Credit Suisse First Boston) VRDN $ 16,800 $ 16,800
Dade County Hsg. Fin. Corp. Participating VRDN, Series 1991 A,
3.53% (Liquidity Facility Bank One, NA) (b)(c)  3,450  3,450
Florida Board of Ed. Participating VRDN, Series PA 339-A,
3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c) 5,255 5,255 Florida Dept. of Envir. Protection Participating VRDN,
Series FR/RI-A18, 3.60% (Liquidity Facility
Nat'l. Westminster Bank, PLC) (c)  7,400  7,400
Florida Hsg. Fin. Corp. Homeowner Mtg. Rev. Bonds Series
1998-6, 3.80%, tender 6/15/99 (FCIC Guaranteed) (b)  12,700  12,700
Florida Local Gov't. Fin. Commission Pooled Series A, CP:
3.80% 9/8/98, LOC First Union Nat'l. Bank (NC)  3,400  3,400
 3.70% 10/7/98 LOC First Union Nat'l. Bank (NC)  3,153  3,153
 3.75% 11/5/98, LOC First Union Nat'l. Bank (NC)  1,845  1,845
Florida Muni. Pwr. Agcy. (Initial Pooled Loan Proj.) Series A,
3.80% 9/8/98, LOC First Union Nat'l. Bank (NC) CP  2,400  2,400
Indian River County Hosp. Dist. Hosp. Rev. Bonds Series 1988,
3.65% 10/14/98, LOC Kredietbank, NV, CP mode  2,200  2,200
Jacksonville River City Renaissance Prog., CP:
3.60% 11/6/98 (BPA Bayerische Landesbank
 Girozentrale, Credit Suisse First Boston)  2,000  2,000
 3.55% 12/09/98 (BPA Bayerische Landesbank
 Girozentrale, Credit Suisse First Boston)  4,600  4,600
Jacksonville Elec. Auth. Rev. Series A, CP:
3.60% 11/12/98 (Liquidity Facility
 Morgan Guaranty Trust Co., NY)   2,000  2,000
 3.50% 12/17/98 (Liquidity Facility
 Morgan Guaranty Trust Co., NY)  5,600  5,600
Lee County Hosp. Board Hosp. Rev. Bonds (Lee Mem. Hosp. Proj.)
Series 1997-B, 3.70% 9/10/98 (Liquidity Facility
SunTrust Bank, Central Florida, NA) CP mode  5,500  5,500
Orange County Hsg. Fin. Auth. Multi-Family
Hsg. Rev. Series 1997 D, 3.45%,
LOC Key Bank Nat'l. Assoc., VRDN (b)  2,665  2,665
Palm Beach Health Fac. Auth. Pooled Hosp. Bonds 3.60%
12/11/98 (MBIA Insured) (Liquidity Facility Credit
Suisse First Boston) CP mode  2,800  2,800
St. Lucie County Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr.
& Lt. Co.) Series 1994A, 3.70% 9/15/98, CP mode  1,200  1,200

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
FLORIDA - CONTINUED
Sarasota County Pub. Hosp. Dist. Rev. Bonds
(Sarasota Mem. Hosp.):
 Series 1991, 3.80% 11/19/98, CP mode $ 6,200 $ 6,200
  Series 1993 A, 3.65% 12/10/98, CP mode  5,100  5,100
  Series A, 3.60% 9/18/98 (Liquidity Facility
  SunTrust Bank, Central Florida, NA) CP mode 11,600 11,600 Sunshine State Gov't. Fing. Commission Rev.:
Bonds Series 1986, 3.60% 10/8/98 (AMBAC Insured)
 (Liquidity Facility Toronto-Dominion Bank, United Bank of Switzerland, AG) CP mode 15,725 15,725
 Series 1994 A, 3.60% 10/16/98 (Liquidity
 Facility Bank of Nova Scotia) CP  6,600  6,600
West Orange Mem. Hosp. Tax Dist. Rev. Bonds
Series 1991-A1, 3.45% 10/22/98,
LOC Rabobank Nederland Coop Central, CP mode  4,100  4,100
  134,293
GEORGIA - 5.3%
Burke County Dev. Auth. Bonds (Ogelthorpe Pwr Co.-Plant Vogtle) Series 1998-B, 3.45% 9/1/98 (AMBAC Insured)
(BPA Rabobank Nederland Coop Central) CP mode 10,000 10,000 Burke County Poll. Cont. Rev. (Georgia Pwr Co.-Plant Vogtle)
Series 1994-4, 3.85%, VRDN   3,400  3,400
Chattooga County Ind. Dev. Auth. (Aladdin Manufacturing Co.) 3.45%, LOC Wachovia Bank, NA, VRDN (b) 2,100 2,100
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc.) Series 1997, 3.40%, LOC Den Danske
Bank Group AS, VRDN (b)  2,000  2,000
Cherokee County Wtr. & Swr. Auth. Participating VRDN,
Series PA-47B, 3.45% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)  1,495  1,495
Clayton County Hsg. Auth. Multi-Family Hsg. Rev.
(Hyde Park Club Apts. Proj.) Series 1997, 3.45%,
LOC Key Bank Nat'l. Assoc., VRDN (b)  2,000  2,000
Cobb County Hsg. Auth. Multi-Family Hsg. Rev.
(Williamstown Apts.) 3.45%
LOC Wachovia Bank, NA, VRDN (b)  1,100  1,100
Coweta County Ind. Dev. Auth.
(E.G.O. Products, Inc. Proj.) Series 1996, 3.50%,
LOC United Bank of Switzerland, AG, VRDN (b) 2,600 2,600 Dekalb County Dev. Auth. Ind. Dev. Rev. (Qualex Proj.)
3.55%, LOC Comerica Bank, Texas, VRDN (b)  1,810  1,810
Dekalb County Multi-Family Hsg. Rev.
(Eales Trace Apts.) Series 1996, 3.45%,
LOC Key Bank Nat'l. Assoc., VRDN (b)  2,000  2,000

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Fulton County Hsg. Auth. Multi-Family Hsg. Rev. Rfdg.
(Champions Green Apts. Proj.) Series 1994 B, 3.40%,
LOC Southtrust Bank, Alabama, VRDN $ 4,470 $ 4,470
Georgia Muni. Elec. Auth. (Proj. One Bans) Series B,
3.70% 9/9/98, LOC Bayerische Landesbank Girozentrale,
Morgan Guaranty Trust Co., NY, CP  2,165  2,165
Georgia Muni. Gas Auth. (Gas Rev. Agcy. Proj.)
Series C, 3.25%, LOC Wachovia Bank, NA,
Bayerische Landesbank Girozentrale, VRDN  4,800  4,800
Georgia Port Auth. Rev., VRDN:
(Colonel's Island Terminal) 3.45%,
 LOC SunTrust Bank, Atlanta (b)  1,800  1,800
 (Mayor's Point Terminal) Series 1992, 3.45%,
 LOC SunTrust Bank, Atlanta (b)  2,900  2,900
Greene County Ind. Dev. Rev. (Chipman-Union, Inc. Proj.)
Series 1991, 3.45%, LOC SunTrust Bank, Atlanta, VRDN (b) 1,550 1,550 Gwinnett County Ind. Dev. Rev., VRDN:
(Curtis 1000, Inc. Proj.) Series 1996, 3.45%,
 LOC SunTrust Bank, Atlanta (b)  4,060  4,060
 (Klockner Namasco Corp.) 3.40%,
 LOC NationsBank, NA (b)  1,800  1,800
 (O'Neal Steel Inc.) 3.40%,
 LOC NationsBank, NA (b)  1,500  1,500
 (Sheperd Construction Co. Ltd.)
 3.45%, LOC SunTrust Bank, Atlanta (b)  900  900
Gwinnett County Multi-Family Hsg. Rev. (Herrington
Woods Apt.) Series 1996 A, 3.45%, LOC Key Bank
Nat'l. Assoc., VRDN (b)  4,300  4,300
Henry County Dev. Auth. Solid Waste Rev.
(Atlas Roofing Corp. Proj.) Series 1997,
3.45%, LOC SunTrust Bank, Atlanta, VRDN (b)  1,500  1,500
Jenkins County Poll. Cont. Rev. (Metal Inds., Inc. of
Georgia) 3.40%, LOC NationsBank, NA, VRDN (b)  1,500  1,500
Metropolitan Atlanta Rapid Trans. Auth. Participating VRDN,
Series PT-1064, 3.45% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)  6,500  6,500
Paulding County Ind. Bldg. Auth. Rev.
(Cadillac Products, Inc.) Series 1994, 3.50%,
LOC NBD Bank, NA, VRDN (b)  2,550  2,550
Pierce County Ind. Dev. Bldg. Auth. Rev.
(American Egg Prods. Inc. Proj.) Series 1989,
3.45%, LOC SunTrust Bank, Atlanta, VRDN (b)  1,455  1,455

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Richmond County Board of Ed. Participating VRDN,
Series 1997 C, 3.41% (Liquidity Facility
Caisse des Depots et Consignations) (c) $ 2,320 $ 2,320
Richmond County Solid Waste Disp. Rev. (Evergreen Nylon
Recycling Proj.) Series 1998, 3.40%, LOC Banque
Nationale de Paris, VRDN (b)  11,000  11,000
Savannah Econ. Dev. Auth. Rev., VRDN:
(Home Depot, Inc.) Series 1995-A, 3.45% (b)  15,600  15,600
 (Kaolin Terminals Inc.) 3.40%, LOC NationsBank, NA (b)  10,200
10,200
Savannah Port Auth. (Pier 1 Imports, Inc. Proj.) 3.42%,
LOC Bank One, Texas, NA, VRDN (b)  4,100  4,100
Summerville Ind. Dev. Auth. Rev. (Image Ind., Inc. Proj.)
Series 1997, 3.40%, LOC First Union Nat'l.
Bank (NC) VRDN (b)  4,000  4,000
Vienna Ind. Dev. Auth. (Mid Georgia Processing Co.)
3.40%, LOC NationsBank, NA, VRDN (b)  900  900
Worth County Ind. Dev. Auth. Ind. Dev. Rev. Rfdg.
(Seabrook Peanut Co. Proj.) Series 1996 B,
3.45%, LOC SunTrust Bank, Atlanta, VRDN  1,200  1,200
  121,575
HAWAII - 1.7%
Hawaii Arpt. Sys. Participating VRDN,
Series 1990 PT-190A, 3.50% (Liquidity Facility
Bayersiche Hypotheken und Wechsel Bank) (b)(c)  16,790  16,790
Hawaii Gen. Oblig. Participating VRDN (c):
Series BTP-282, 3.35%
 (Liquidity Facility Bankers Trust Corp.)  4,900  4,900
 Series PA-167, 3.45%
 (Liquidity Facility Merrill Lynch & Co., Inc.)  2,705  2,705
Hawaii Dept. of Budget & Fin. Rev.
Participating VRDN, Series PA-343, 3.45%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)  4,995  4,995
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Bonds:
(Citizens Utilities Proj.) Series1988 A,
 3.75%, 9/4/98, CP mode (b)  2,600  2,600
 (Kaiser Permanente) Series 1984 B, 3.70%, tender 9/1/98 1,540 1,540 Hawaii Hsg. Fin. & Dev. Corp. Participating VRDN (c):
Series PT-35, 3.50% (Liquidity Facility
 Banque Nationale de Paris) (b)  2,960  2,960
 Series PT-1049, 3.50% (Liquidity Facility
 Merrill Lynch & Co., Inc.) (b)  3,300  3,300
  39,790

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
IDAHO - 0.1%
Idaho Hsg. & Fin. Assoc. Participating VRDN, 3.50%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c) $ 1,945 $ 1,945
ILLINOIS - 6.6%
Belvidere Ind. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996,
3.55%, LOC US Bank NA, VRDN (b)  2,300  2,300
Carol Stream Multi-Family Hsg. Rev. (St. Charles Square)
3.35% (Fannie Mae Guaranteed) VRDN (b)  1,415  1,415
Chicago Collateralized Single Family Mtg. Rev.
Bonds Series 1998-B, 3.70% 4/1/99
(Westdeutsche Landesbank Girozentrale Guaranteed) (b) 2,900 2,900 Chicago Gas Supply Rev.:
Bonds (The Peoples Gas Lt. & Coke Co.)
 3.90%, tender 12/1/98 (b)  3,950  3,950
 Participating VRDN, Series PT-213, 3.50%
 (Liquidity Facility Bayersiche Vereinsbank, AG) (b)(c) 5,995 5,995 Chicago Gen. Arpt. Rev. (O'Hare Int'l. Arpt.) Series 1988 A,
3.37%, LOC Bayerische Landesbank Girozentrale, VRDN (b) 9,200 9,200 Chicago Ind. Dev. Rev. (Ampere Automotive Corp. Proj.)
Series 1996, 3.40%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  2,000  2,000
Chicago School Reform Board Participating VRDN (c):
Series 1996 BB, 3.41% (Liquidity Facility
 Bank of America Nat'l. Trust & Savings, NA)  11,100  11,100
 Series 1997 E, 3.40% (Liquidity Facility
 First Union Nat'l. Bank (NC))  3,125  3,125
Chicago Wtr. Participating VRDN, Series 1997 V,
3.40% (Liquidity Facility First Union Nat'l. Bank (NC)) (c)  6,500
6,500
Danville Ind. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 3.55%,
LOC Chase Manhattan Bank, VRDN (b)  5,300  5,300
Glendale Heights Participating VRDN, Series PT-106, 3.45%
(Liquidity Facility Merril Lynch & Co., Inc.) (c) 1,500 1,500 Illinois Dev. Fin. Auth. Ind. Dev. Rev., VRDN:
Rfdg. (Rich Products Corp. Proj.) Series 1998,
 3.45%, LOC SunTrust Bank, Atlanta, NA,  (b)  6,300  6,300
 (Belmont Steel Proj.) Series 1991,
 3.45%, LOC LaSalle Nat'l. Bank, Chicago (b)  3,800  3,800
 (Bertsche Family L.P.) Series 1993, 3.45%, LOC American
 Nat'l. Bank & Trust Co. of Chicago (b)  300  300
 (Chicago Fineblanking Corp. Proj.)
 3.55%, LOC NBD Bank, NA (b)  2,900  2,900
 (Cloverhill Pastry Vending) 3.45%, LOC American
 Nat'l. Bank & Trust Co. of Chicago (b)  400  400
 (FC Ltd. Partnership) 3.40%, LOC
 LaSalle Nat'l. Bank, Chicago (b)  3,170  3,170

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Illinois Dev. Fin. Auth. Ind. Dev. Rev., VRDN: - continued
 (Grayhill Inc. Proj.) Series 1995 B, 3.40%,
 LOC Harris Trust & Savings Bank, Chicago (b) $ 2,450 $ 2,450 (Kindlon Partners Proj.) Series 1994,
 3.40%, LOC LaSalle Nat'l. Bank, Chicago (b)  1,400  1,400
 (Maples & Sprowl Steel Ltd. Proj.) Series 1996 A,
 3.55%, LOC LaSalle Nat'l. Bank, Chicago (b)  1,839  1,839
 (Olive Can Co. Proj.) 3.40%, LOC LaSalle Nat'l. Bank,
 Chicago (b)  1,980  1,980
 (Profile Plastics Proj.) Series 1998, 3.40%,
 LOC LaSalle Nat'l. Bank, Chicago (b)  5,255  5,255
 (SWD, Inc. Proj.) 3.55%, LOC NBD Bank (b)  3,400  3,400
 (Touhy Ltd. Partnership) Series 1996,
 3.40%, LOC LaSalle Nat'l. Bank, Chicago (b) 3,300 3,300 (Yale-South Haven Proj.) Series 1994, 3.45%,
 LOC Bank One, Indianapolis (b)  2,300  2,300
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 1993, 3.45%
(Continental Casualty Co. Guaranteed) VRDN  1,100  1,100
Illinois Dev. Fin. Auth. Poll. Cont. Rev., VRDN:
Series A, 3.55% (Liquidity Facility First Nat'l.
 Bank of Chicago) (MBIA Insured) (b)  10,900  10,900
 Series B, 3.45% (Liquidity Facility First Nat'l.
 Bank of Chicago) (MBIA Insured) (b)  3,100  3,100
 Series C, 3.40% (Liquidity Facility First Nat'l.
 Bank of Chicago) (MBIA Insured) (b)  7,800  7,800
Illinois Edl. Facs. Auth. Participating VRDN, Series 1997 U,
3.40% (Liquidity Facility First Union Nat'l. Bank (NC)) (c)  4,535
4,535
Illinois Health Facs. Auth. Bonds (SSM Health Care)
Series 1998 B, 3.45% 12/8/98 (MBIA Insured)
(Liquidity Facility Bank of America Nat'l. Trust &
Savings, NA) CP mode  3,500  3,500
Illinois Hsg. Dev. Auth. Homeowner Mtg. Rev. Bonds:
Series 1998 D-2, 3.70%, tender 6/29/99
 (Ginnie Mae Guaranteed) (b)  10,200  10,200
 Series 1998 D-3, 3.70%, tender 6/29/99
 (Ginnie Mae Guaranteed) (b)  3,320  3,320
Illinois Reg. Trans. Auth. Participating VRDN,
Series SG-82, 3.40% (Liquidity Facility Societe
Generale, France) (c)  1,500  1,500
Illinois Student Asst. Comm. Student Loan Rev. Series 1988 A, 3.35% (MBIA Insured) (BPA Bank of America Nat'l.
Trust & Savings, NA) VRDN (b)  3,100  3,100
Madison County Rev. Rfdg. (Shell Wood
River Proj.) 3.45%, VRDN (b)  3,100  3,100

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Mundelein Ind. Dev. Rev. (Print-O-Tape Proj.) Series 1997,
3.40%, LOC Harris Trust & Savings Bank, Chicago, VRDN $ 500 $ 500 Plainfield Ind. Dev. Auth. (Plainfield Molding, Inc.) Series 1997, 3.40%, LOC LaSalle Nat'l. Bank, Chicago, VRDN (b) 1,000 1,000 Village of Crestwood Ind. Dev. Rev. (GMG Warehouse LLC Proj.)
3.40%, LOC LaSalle Nat'l. Bank, Chicago, VRDN (b) 1,650 1,650 Village of Lisle Multi-Family Hsg. Rev.
(Devonshire of Lisle Proj.) Series 1991, 3.45%,
LOC LaSalle Nat'l. Bank, Chicago, VRDN (b)  2,200  2,200
Woodridge Dupage, Will & Cook County Ind. Dev. Rev.
(McDavid Knee Guard Proj.) Series 1996, 3.50%,
LOC Firstar Bank, Milwaukee, NA, VRDN (b)  1,000  1,000
  152,584
INDIANA - 3.5%
Columbus Ind. Dev. Rev. (Rock-Tenn Co. Mill Division)
Series 1995, 3.45%, LOC SunTrust Bank, Atlanta, VRDN (b) 2,300 2,300 Crawford County Econ. Dev. Rev.
(Jasper Engine Exchange Proj.) Series 1997, 3.50%,
LOC PNC Bank, VRDN (b)  2,200  2,200
Elkart Commty. Schools Gen. Oblig. TAN 4% 12/31/98  1,500  1,501
Gary Envir. Impt. Rev. Bonds (USX Proj.) Series 1986,
3.70% 10/7/98, LOC Bank of New York, NA, CP mode  2,500  2,500
Hebron Econ. Dev. Rev. (Hebron Pointe)
Series 1996 A, 3.45%, LOC Federal
Home Loan Bank, Indianapolis, VRDN (b)  3,175  3,175
Indiana Dev. Auth. Solid Waste Disp. Rev. Bonds
(Pure Air On The Lake) Series 1991A, 3.65% 9/4/98,
LOC Nat'l. Westminster Bank, PLC, CP mode  2,900  2,900
Indiana Hsg. Fin. Auth. Participating VRDN, Series 1997 H,
3.45% (Liquidity Facility First Union Nat'l. Bank (NC)) (b)(c)  5,200
5,200
Indiana Trans. Fin. Auth. Arpt. Facs. Lease Rev.
Participating VRDN (c):
 Series BTP-217, 3.50% (Liquidity Facility Bankers Trust Corp.)  7,270
7,270
  Series BTP-218, 3.50% (Liquidity Facility Bankers Trust Corp.)
5,735  5,735
Indianapolis Arpt. Auth. Participating VRDN,
Series 1996 SGA-31, 3.45% (Liquidity Facility
Societe Generale, France) (c)  5,000  5,000
Indianapolis Econ. Dev. Rev., VRDN:
(EPI Printers Inc. Proj.) Series 1995,
 3.45%, LOC Comerica Bank, Detroit (b)  2,825  2,825
 (US LLC Proj.) Series 1996, 3.45%,
 LOC Bank One, Indianapolis (b)  800  800

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
INDIANA - CONTINUED
Indianapolis Gas Util. Sys. (Citizens Gas & Coke Util.) CP:
3.70% 9/15/98 (Liquidity Facility NBD Bank, NA, Detroit)  $ 3,000 $
3,000
 3.60% 10/8/98 (Liquidity Facility NBD Bank, NA, Detroit)  3,300
3,300
 3.65% 10/9/98 (Liquidity Facility NBD Bank, NA, Detroit)   5,700
5,700
 3.60% 12/11/98 (Liquidity Facility NBD Bank, NA, Detroit)   3,000
3,000
Indianapolis Ind. Dev. Rev. (Sohl Assoc. LLC Proj.) Series 1995, 3.50%, LOC BankBoston, NA, VRDN (b) 2,800 2,800
Lawrence County Ind. Dev. Rev. (D&M Tool Proj.) 3.46%,
LOC Huntington Nat'l. Bank, Columbus, VRDN (b) 1,400 1,400 Lebanon Econ. Dev. Rev. (White Castle Sys. Inc. Proj.)
3.45%, LOC Bank One, NA, VRDN (b)  1,845  1,845
Logansport Ind. Dev. Rev. (Nelson Tube Co.) Series 1996,
3.46%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b) 1,200 1,200 Muncie Ind. Dev. Rev. (Diamond Plastics Corp.) Series 1996,
3.45%, LOC NationsBank, Texas, NA, VRDN (b) 1,000 1,000 Petersburg Ind. Dev. Solid Waste Disp. Rev.
(Indianapolis Pwr. & Lt.) 3.40%, VRDN (b)  6,700  6,700
Rockport Ind. Dev. Poll. Cont. Rev. (AK Steel Proj.)
Series 1998 A, 3.55%, LOC PNC Bank, NA, VRDN (b)  4,000  4,000
St. Joseph County Econ. Dev. Auth. (Pin Oak Apts.) 3.35%,
LOC Federal Home Loan Bank, Indianapolis, VRDN (b) 1,265 1,265 Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop.):
Series 85L-2, 3.70% 9/15/98 (Nat'l. Rural
 Utils. Coop. Guaranteed) CP mode  1,450  1,450
 Series 85L-5, 3.60% 9/3/98 (Nat'l. Rural
 Utils. Coop. Guaranteed) CP mode  1,700  1,700
  79,766
IOWA - 0.9%
Cedar Rapids Commty. School Dist.
Gen. Oblig. RAN 3.90% 7/1/99  5,000  5,004
Clinton Ind. Dev. Rev. (Sethness Products Co. Proj.)
3.40%, LOC Northern Trust Co., VRDN (b)  3,300  3,300
Iowa Fin. Auth. (Wheaton Franciscan Svcs.) Series 1998 B,
3.40% (MBIA Insured) (Liquidity Facility Toronto-Dominion
Bank) VRDN  7,700  7,700
Waterloo Ind. Dev. Rev. (O'Neal Metals Inc. Proj.)
3.45%, LOC NationsBank, NA, VRDN (b)  5,000  5,000
  21,004
KANSAS - 0.4%
Olathe Ind. Dev. Rev. (Garmin International Inc.)
Series 1995, 3.60%, LOC Boatmen's Nat'l. Bank of
Kansas, NA, VRDN (b)  3,445  3,445
Wichita Arpt. Facs. Rev. (Cessna Citation Proj.) 3.55%,
LOC Westdeutsche Landesbank Girozentrale, VRDN (b) 1,400 1,400 Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.)
3.45%, VRDN (b)  4,950  4,950
  9,795

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
KENTUCKY - 2.2%
Cynthiana Ind. Dev. Rev. (E.D. Bullard Co. Proj.) Series 1992,
3.45%, LOC NationsBank, NA, VRDN (b) $ 1,840 $ 1,840
Franklin County Ind. Dev. Bldg. Rev. (Certified Tool &
Manufacturing Proj.) 3.45%, LOC Bank One, Illinois,
NA, VRDN (b)  2,045  2,045
Jefferson County Ind. Dev. Bldg. Rev. (Commercial Lithographics
Co. Proj.) 3.50%, LOC PNC Bank, Kentucky, VRDN (b) 1,750 1,750 Jefferson County Poll. Cont. Rev. Bonds
(Louisville Gas & Elec.) Series 1997 A:
 3.65% 12/11/98, CP mode (b)  2,500  2,500
  3.70% 10/9/98, CP mode (b)  7,500  7,500
Kentucky Hsg. Corp. Rev. Bonds Series 1998-C,
3.70%, tender 12/31/98 (b)  5,000  5,000
Louisville & Jefferson County Reg. Arpt. Auth. Sys. Rev., VRDN:
Series 1996 A, 3.45%, LOC Nat'l. City Bank, Kentucky (b)  11,850
11,850
 3.45%, LOC Nat'l. City Bank, Kentucky (b)  2,100  2,100
McCracken County Ind. Dev. Bldg. Rev. Series 1996, 3.45%,
LOC Bank One, Kentucky, NA, VRDN (b)  3,500  3,500
Scott County Ind. Bldg. Rev.
(Ropak Corp. Proj.) Series 1994, 3.45%,
LOC Bank One, NA, VRDN (b)  3,300  3,300
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas &
Elec. Co. Proj.) Series1997 A, 3.65% 9/8/98,
CP mode (b)  6,700  6,700
Walton City Ind. Bldg. Rev. (Clarion Mfg. Corp. of America)
3.47%, LOC Fifth Third Bank, Cincinnati, VRDN (b)  1,400  1,400
  49,485
LOUISIANA - 1.3%
Calcasieu Parish Pub. Trust Auth. Solid Waste Disp. Rev.
(PPG Industries Inc. Proj.) Series 1994, 3.40%, VRDN (b) 7,300 7,300 Dequincy Ind. Dev. Rev. (Recycle Inc. South. Proj.) Series 1995, 3.45%, LOC Fleet Bank, NA, VRDN (b) 4,075 4,075
Louisiana Pub. Facs. Auth. School Health Care Sys. Bonds
(Sisters of Charity Incarnate Word) Series 1997D,
3.60% 11/12/98 (BPA Toronto-Dominion Bank) CP mode  4,000  4,000
New Orleans Aviation Board Series 1997 A, 3.40%
(MBIA Insured) (Liquidity Facility Credit Suisse
First Boston) VRDN (b)  7,300  7,300
Parish of St. James Resource Recovery Rev. (American Iron Prod.
Proj.) Series 1997, 3.45%, LOC NationsBank, NA, VRDN   1,000  1,000
Parish of Plaquemines Envir. Rev. Rfdg. (BP Exploration &
Oil Co.) Series 1995, 3.50%, VRDN (b)  1,400  1,400
West Baton Rouge Parish Ind. Dist #3 Rev. Rfdg. Bonds
(Dow Chemical Co. Proj.) Series 1991,
3.50% 9/10/98, CP mode  4,500  4,500
  29,575

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
MAINE - 0.5%
Fort Fairfield Rev. Oblig. Sec. (Atlantic Custom
Processors LLC) Series 1998, 3.50%,
LOC PNC Bank, NA, VRDN (b) $ 2,000 $ 2,000
Maine Hsg. Auth. Mtg. Purchase Participating VRDN,
Series 1997 V, 3.45% (Liquidity Facility Caisse des
Depots et Consignations) (b)(c)   2,310  2,310
Maine Hsg. Auth. Multi-Family Dev. Rev. (Park Village
Apts. Proj.) 3.35%, LOC Gen. Elec. Cap. Corp.,
VRDN (b)  2,400  2,400
Maine Pub. Util. Fin. Bank Pub. Util. Rev. Rfdg. Series 1996, 3.45%, LOC Bank of New York, NA, VRDN (b) 5,000 5,000
  11,710
MARYLAND - 2.0%
Howard County Econ. Dev. Rev. (Pace Inc. Proj.) 3.40%,
LOC NationsBank, NA, VRDN (b)  4,700  4,700
Maryland Commty. Dev. Administration Dept. of Hsg. &
Commty. Dev. Participating VRDN, Series PT-36,
3.50% (Liquidity Facility Banque Nationale de Paris) (b)(c)  14,720
14,720
Maryland Econ. Dev. Auth. Rev. (Grafco Inds., LP)
Series 1996, 3.40%, LOC NationsBank, NA, VRDN (b) 2,200 2,200 Maryland Ind. Dev. Fin. Auth. Econ. Dev. Rev. (Townsend
Culinary Fac.) Series 1996, 3.45%, LOC SunTrust Bank,
Atlanta, VRDN (b)  2,500  2,500
Montgomery County Hsg. Opportunities
Commission Rev. Series 1997 Issue I, 3.42%,
LOC Key Bank Nat'l. Assoc., VRDN (b)  20,300  20,300
Prince George's County Ind. Dev. Rev. (Cintas Corp. #41 Proj.) 3.50%, LOC PNC Bank, Ohio, VRDN (b) 2,155 2,155
  46,575
MASSACHUSETTS - 0.9%
Massachusetts Hsg. Fin. Auth. Participating VRDN,
Series 1998 B, 3.41% (Liquidity Facility
Caisse des Depots et Consignations) (b)(c)   13,000  13,000
Massachusetts Turnpike Auth. Participating VRDN,
Series 1997 N, 3.44% (Liquidity Facility
Bank of America Nat'l. Trust & Savings, NA) (c)  7,200  7,200
  20,200
MICHIGAN - 1.5%
Michigan Hsg. Dev. Auth. Single Family Mtg. Bonds
Series 1998 A, 3.80%, tender 2/25/99
(Bayerische Landesbank Girozentrale Guaranteed) (b) 4,200 4,200 Michigan Hosp. Fin. Auth. Participating VRDN, Series 1997 X,
3.40% (Liquidity Facility First Union Nat'l. Bank (NC)) (c)  4,100
4,100
Michigan Strategic Fund Poll. Cont. Rev. (General
Motors Corp.) Series 1988 A, 3.45%, VRDN  3,100  3,100

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
MICHIGAN - CONTINUED
Michigan Strategic Fund Ltd. Oblig. Rev.
(Michigan Sugar Co., Carrollton) 3.45%,
LOC Wachovia Bank, NA, VRDN (b) $ 6,000 $ 6,000
Michigan Strategic Fund Poll. Cont. Rev. Bonds
(Dow Chemical Co. Proj.):
 Series 1986, 3.65% 9/16/98, CP mode  2,300  2,300
  Series 1988, 3.70% 9/10/98, CP mode (b)  3,300  3,300
Michigan Strategic Fund Solid Waste Disp. Sys. Rev., VRDN:
(Grayling Gen. Station Proj.) Series 1990, 3.50%,
 LOC Barclays, PLC (b)  4,200  4,200
 (Great Lakes Recovery) 3.40%,
 LOC NBD Bank, NA, Michigan (b)  1,100  1,100
Rochester Hills Econ. Dev. Corp. Ltd. Oblig. Rev. (Cardell Corp.) 3.45%, LOC Comerica Bank, Detroit, VRDN (b) 900 900
Wayne County Arpt. Participating VRDN, Series PT-1061,
3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)  4,500
4,500
  33,700
MINNESOTA - 0.7%
Baudette Ind. Dev. Rev. (Reid-Rowell Inc. Proj.) Series 1989, 3.50%, LOC NationsBank, NA, VRDN (b) 1,860 1,860
Becker Poll. Cont. Rev. Bonds (Northern States Pwr. Co.,
Sherburne Co. Gen. #3) Series 1993 B,
3.60% 12/11/98, CP mode  2,900  2,900
Chaska Ind. Dev. Rev. Rfdg. (Pies Inc. Proj.) Series 1994,
3.45%, LOC SunTrust Bank, Atlanta, VRDN (b) 1,425 1,425 Minneapolis Convention Ctr. Participating VRDN,
Series 1996 B, 3.45% (Liquidity Facility
Norwest Bank, Minnesota, NA) (c)  850  850
Minneapolis/St. Paul Hsg. & Redev. Auth. Participating VRDN,
3.45% (Liquidity Facility Norwest Bank, Minnesota, NA) (c)  1,000
1,000
Minnesota Hsg. Fin. Agcy. Participating VRDN,
Series PT-114, 3.45% (Liquidity Facility
Rabobank Nederland Coop Central) (c)  3,600  3,600
Prior Lake Independent School Dist. # 719
Participating VRDN, Series 1996 D, 3.45%
(Liquidity Facility Norwest Bank, Minnesota, NA) (c) 1,000 1,000 Sauk Rapids Ind. Rev. (Bermo, Inc. & Berdass Properties)
Series 1996 A, 3.50%, LOC Firstar Bank,
Milwaukee, NA, VRDN (b)  2,650  2,650
Spring Lake Park Independent School Dist. # 16
Participating VRDN, Series 1996 E, 3.45%
(Liquidity Facility Norwest Bank, Minnesota, NA) (c)  1,000  1,000
  16,285

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
MISSISSIPPI - 0.6%
Canton Ind. Dev. Auth. Rev. Rfdg. (McCarty Farms, Inc. Proj.)
Series 1997, 3.45%, LOC SunTrust Bank, Atlanta, VRDN (b) $ 2,000 $
2,000
Desoto County Ind. Dev. Rev. (Flavorite Labs Proj.)
Series 1991 B, 3.50%, LOC First Tennessee Bank, VRDN (b) 2,600 2,600 Mississippi Bus. Fin. Corp. Ind. Dev. Rev., VRDN:
(Calgon Carbon Corp.) Series 1997,
 3.50%, LOC PNC Bank, NA (b)  1,000  1,000
 (Pillowtex Corp. Proj.) Series 1992,
 3.40%, LOC NationsBank, NA (b)  2,760  2,760
Mississippi Home Corp. Multi-Family Rev. (Colony Park Apts.)
Series 1998 I, 3.55%, LOC Amsouth Bank, NA, VRDN (b) 2,600 2,600 Noxubee County Ind. Dev. Board Rev. (Barge Forest Products
Co. Proj.) 3.75%, LOC Amsouth Bank, NA, VRDN (b)  2,185  2,185
  13,145
MISSOURI - 0.4%
Missouri Dev. Fin. Board Ind. Dev. Rev.
(La Grange Foundry) Series 1996, 3.55%,
LOC Harris Trust & Savings Bank, Chicago, VRDN (b) 2,550 2,550 Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev.
Bonds (Union Elec. Co.) Series 1985 A, 3.45% 10/22/98,
LOC United Bank of Switzerland, AG, CP mode  3,000  3,000
Missouri Higher Ed. Loan Auth. Student Loan Rev.
Series 1990 B, 3.35%, LOC Nat'l. Westminster
Bank PLC, VRDN (b)  4,000  4,000
Missouri Hsg. Dev. Commission Single Family
Mtg. Rev. Bonds Series 1998-C, 3.90%,
tender 4/1/99 (FGIC Guaranteed) (b)  595  595
  10,145
MONTANA - 0.2%
Montana Hsg. Board Participating VRDN, Series PA-158,
3.50% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)  2,000
2,000
Montana Hsg. Board Single Family
Participating VRDN,  Series PT-87, 3.50%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)  1,515  1,515
  3,515
NEBRASKA - 0.2%
Nebraska Ind. Fin. Auth. Participating VRDN, Series 1998 J,
3.41% (Liquidity Facility Bank of America
Nat'l. Trust & Savings, NA) (b)(c)  4,995  4,995
NEVADA - 1.7%
Clark County Arpt. Sys. Rev. Series 1998 B, 3.37%
(MBIA Insured) (Liquidity Facility Westdeutsche
Landesbank Girozentrale) VRDN (b)  10,000  10,000
Clark County School Dist. Participating VRDN, Series SG-62,
3.40% (Liquidity Facility Societe Generale, France) (c)  3,000  3,000

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
NEVADA - CONTINUED
Clark County Spl. Facs. Arpt. Rev. Bonds (Signature Flight Support Corp. Proj.) Series 1997 A, 3.90%, tender 12/1/98,
LOC Bayerische Landesbank Girozentrale  $ 2,540 $ 2,540
Las Vegas Valley Wtr. Dist. Series A, CP:
3.40% 9/1/98, LOC United Bank of Switzerland, AG,
  Westdeutsche Landesbank Girozentrale  2,000  2,000
 3.70% 9/10/98, LOC United Bank of Switzerland, AG,
  Westdeutsche Landesbank Girozentrale  8,300  8,300
Nevada Cap. Impt. Participating VRDN, Series BTP-236,
3.35% (Liquidity Facility Bankers Trust Corp.) (c) 2,200 2,200 Nevada Director State Dept. Commission Ind. Dev. Rev. (Primex Corp.) 3.45%, LOC Bank One, Indianapolis, VRDN (b) 2,345 2,345 Nevada Hsg. Div., VRDN:
(Oakmont at Flamingo Rd. Proj.) Series 1996 A,
 3.35%, LOC United Bank of Switzerland, AG (b) 4,700 4,700 (Pecos Owens Court Apt. Proj.) Series 1996,
 3.35%, LOC Commerzbank, AG (b)  2,000  2,000
Washoe County Gas Fac. Rev.
(Sierra Pacific Pwr. Co.) Series 1990,
3.50%, LOC United Bank of Switzerland, AG, VRDN (b)  1,400  1,400
  38,485
NEW HAMPSHIRE - 1.2%
Hillsborough County Gen. Oblig. TAN 3.54% 12/29/98 4,300 4,301 New Hampshire Fin. Auth. Poll. Cont. Rev. Bonds
(New England Pwr. Co.) Series1990 A,
3.65% 9/24/98, CP mode (b)  14,000  14,000
New Hampshire Hsg. Fin. Auth. Multi-Family Hsg. Rev., VRDN:
Rfdg. (Nashua-Oxford Proj.) Series 1990, 3.50%
 (Continental Casualty Co. Guaranteed)   1,100  1,100
 (Countryside Ltd. Partnership) 3.50%,
 LOC General Elec. Capital Corp. (b)  1,500  1,500
New Hampshire Hsg. Fin. Auth. Single Family Mtg.
Participating VRDN (c):
 Series 1997-F, 3.45% (Liquidity Facility
  First Union Nat'l. Bank (NC)) (b)  3,300  3,300
  Series PA-351, 3.50% (Liquidity Facility
  Merrill Lynch & Co., Inc.) (b)  3,605  3,605
  27,806
NEW MEXICO - 0.7%
Dona Ana County Ind. Rev. (Karr Tool & Mfg.) Series 1996,
3.50%, LOC Firstar Bank, Milwaukee, NA, VRDN (b) 1,900 1,900 Espanol Ind. Dev. Rev. (Nambee Mills Inc. Proj.) Series A,
3.50%, LOC Nat'l. City Bank, Indiana, VRDN (b)  3,670  3,670

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
NEW MEXICO - CONTINUED
Farmington Poll. Cont. Participating VRDN,
Series PT-133, 3.49% (Liquidity Facility Credit Suisse
First Boston) (c) $ 4,500 $ 4,500
New Mexico Hsg. Auth. Multi-Family Hsg. Rev.
Participating VRDN, Series 96C3101,
3.41% (Liquidity Facility Citibank, New York, NA) (c) 1,125 1,125 New Mexico Student Loan Participating VRDN,
Series PT-67, 3.50% (Liquidity Facility Credit Suisse
First Boston) (b)(c)  3,840  3,840
  15,035
NEW YORK - 1.7%
Long Island Pwr. Auth. Elec. Sys. Sub. Rev. Bonds
Series 4, 3.40% 9/4/98, LOC Bayerische
Landesbank Girozentrale, Westdeutsche Landesbank
Girozentrale, CP mode  5,100  5,100
Long Island Pwr. Auth. Participating VRDN, Series PT-1043,
3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c) 7,100 7,100 New York City Muni. Wtr. Fin. Auth. Series 1, 3.65%
9/11/98, LOC Canadian Imperial Bank of Commerce, CP  2,800  2,800
New York Local Gov't. Assistance Corp. Rfdg.
Participating VRDN, Series PT-1040, 3.43%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)  5,000  5,000
New York Metropolitan Trans. Auth. Participating VRDN,
Series 983204, 3.41% (Liquidity Facility
Citibank, New York, NA) (c)  4,100  4,100
New York State Mtg. Agcy. Participating VRDN (c):
Series FR\RI-24, 3.75% (Liquidity Facility
 Bank of New York, NA) (b)  1,000  1,000
 Series 1997 J, 3.40% (Liquidity Facility
 First Union Nat'l. Bank (NC) (b)  6,320  6,320
New York State Pwr. Auth. Rev. & Gen. Series 1, CP:
3.60% 10/16/98 (Liquidity Facility
 Bank of New York, NA, Bank of Nova Scotia)   3,100  3,100
 3.65% 10/16/98 (Liquidity Facility
 Bank of New York, NA, Bank of Nova Scotia)   5,500  5,500
  40,020
NEW YORK & NEW JERSEY - 0.8%
New York & New Jersey Port Auth.
Participating VRDN, Series 6 (c):
 3.36% (Liquidity Facility Societe Generale, France) (b)   13,670
13,670
  3.48% (Liquidity Facility Societe Generale, France) (b)  1,600
1,600
New York & New Jersey Port Auth. Spl. Oblig. Rev.
3.45% VRDN (b)  3,950  3,950
  19,220

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
NORTH CAROLINA - 1.3%
Buncombe County Ind. Facs. & Poll. Cont. Fin. Auth.
(Gold Star Coating) Series 1997, 3.45%,
LOC Comerica Bank, Detroit, VRDN (b) $ 1,800 $ 1,800
Charlotte Arpt. Rev. 3.25% (MBIA Insured) (Liquidity Facility Chase Manhattan Bank) VRDN (b) 4,800 4,800
Cleveland County Ind. Facs. & Poll. Cont. Fin. Auth.
Solid Waste Disp. (PPG Ind. Proj.) 3.40%, VRDN (b) 3,300 3,300 Columbus Ind. Dev. Poll. Cont. Fin. Auth. Rev.
(Conflandey Inc. Proj.) Series 1998, 3.45%,
LOC Banque Nationale de Paris, VRDN (b) 2,000 2,000 Mecklenberg County Ind. Facs. Poll. Cont. Fin. Auth. Rev. (Stefano Foods Inc.) Series 1996, 3.40%,
LOC NationsBank, NA, VRDN (b)  2,940  2,940
Piedmont Triad Arpt. Auth. Spl. Facs. Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 3.55%,
LOC Mellon Bank, NA, VRDN (b)  10,100  10,100
Surry Ind. Facs. Poll. Cont. Rev. (Intex Corp.) 3.40%,
LOC NationsBank, NA, VRDN (b)  900  900
Wake County Ind. Facs. & Poll. Cont. Fin. Agcy.
Ind. Dev. Rev. (Carolina Inds.) Series 1997, 3.40%
LOC Harris Trust & Savings Bank, Chicago, VRDN (b)  3,155  3,155
  28,995
NORTH DAKOTA - 0.1%
Fargo Ind. Dev. Rev. (Owen Inds., Inc. Proj.) Series 1997, 3.50%, LOC Mellon Bank, NA, VRDN (b) 1,000 1,000
Hebron Ind. Dev. Rev. (Dacco, Inc. Proj.) 3.50%,
LOC US Bank, NA, VRDN (b)  1,500  1,500
  2,500
OHIO - 1.6%
Cincinnati Student Loan Funding Corp. Rev.
Series 1998 A-2, 3.30% (BPA Bank of America
Nat'l. Trust & Savings, NA) VRDN (b)  20,600  20,600
Cleveland School Dist. Participating VRDN,
Series BTP-246, 3.35% (Liquidity Facility
Bankers Trust Corp.) (c)  2,800  2,800
Clinton County Hosp. Rev. (Hosp. Cap. Inc. Pooled Fing. Prog.) Series 1998, 3.35%, LOC Fifth Third Bank, VRDN 7,000 7,000 Middletown Ind. Dev. Rev. (Pilot Chemical Proj.) 3.45%,
LOC Bank One, NA, VRDN (b)  600  600
Ohio Air Quality Dev. Auth. Poll. Cont. Rev. Bonds
(Duquesne Lt. Co.) Series 1988, 3.60% 11/13/98,
LOC Toronto-Dominion Bank, CP mode (b)  1,200  1,200
Ohio Hsg. Fin. Agcy. Multi-Family Hsg. Rev.
(Pedcor Inv. Willowakes Apt. Proj.)
Series A, 3.45%, LOC Bank One, NA, VRDN (b)  1,000  1,000
Ohio Ind. Dev. Rev. (Masashi Nagai/Snair Co.) Series A,
3.40%, LOC Bank One, NA, VRDN (b)  1,060  1,060

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
OHIO - CONTINUED
Ohio Solid Waste Rev. (BP Exploration &
Oil Inc. Proj.) Series 1998, 3.45%, VRDN (b) $ 1,200 $ 1,200
Ohio Wtr. Dev. Auth. Poll. Cont. Rev. Bonds
(Duquesne Lt. Co. Proj.) 3.65% 9/10/98,
LOC Toronto-Dominion Bank, CP mode (b)  1,000  1,000
Summit County Ind. Dev. Rev. (Ganzhorn Properties Proj.)
3.45%, LOC Bank One, NA, VRDN  1,010  1,010
  37,470
OKLAHOMA - 2.3%
Oklahoma Dev. Fin. Auth. Rev. (Shawnee Funding LP)
Series 1996, 3.45%, LOC Bank of Nova Scotia, VRDN (b) 2,000 2,000 Oklahoma Hsg. Fin. Auth. Single Family Mtg. Rev.:
Bonds (Home Ownership Prog.) Series1998 C,
 3.55%, tender 9/1/20 (FGIC Guaranteed)  5,800  5,800
 Participating VRDN (c):
 Series 1996 G, 3.45% (Liquidity Facility Caisse
  des Depots et Consignations) (b)  1,600 1,600
 Series PT-104, 3.50% (Liquidity Facility
  Bayerische Hypotheken und Wechsel Bank) (b)  2,100  2,100
 Series PT-167, 3.50% (Liquidity Facility
   Banque Nationale de Paris) (b)  2,555  2,555
Oklahoma Ind. Fin. Auth. Gen. Oblig. Bonds
Series L, 3.80%, tender 11/2/98,
LOC Landesbank Hessen-Thuringen (b)  7,600  7,600
Oklahoma Student Loan Auth. Series 1998 A, 3.35% (MBIA
Insured) (BPA Landesbank Hessen-Thuringen) VRDN (b) 2,800 2,800 Southeastern Ind. Auth. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) 3.40%, VRDN (b)  21,000  21,000
Tulsa Ind. Auth. Ind. Dev. Rev. (Southwest United Industries, Inc., Southwest Aeroservice, Inc. Proj.) Series 1998,
3.45%, LOC NationsBank, NA, VRDN (b)  5,000  5,000
Tulsa Int'l. Arpt. Gen. Participating VRDN,
Series 1997 B1,  3.41% (Liquidity Facility Bank of
America Nat'l. Trust & Savings, NA) (b)(c)  3,145  3,145
  53,600
OREGON - 0.9%
Lane County Swr. Disp. Rev. (Weyerhauser Co. Proj.)
3.45%, VRDN (b)  7,100  7,100
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) Series CL, 3.45%, VRDN (b) 3,000 3,000 Oregon Econ. Dev. Rev., VRDN:
(Behlen Manufacturing Co. Proj.) Series 172, 3.50%,
 LOC Nat'l. Bank of Canada (b)  1,900  1,900
 (Schnitzer Steel Ind., Inc.) Series 176, 3.40%,
 LOC Commerzbank, AG (b)  1,500  1,500

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
OREGON - CONTINUED
Oregon Hsg. & Commty. Svcs. Dept. Bonds (Single
Family Mtg. Prog.) Series F, 3.65% 8/31/99 (b) $ 1,830 $ 1,830
Port Umatilla Ltd. Oblig. Rev. (Hermiston Food Proj.) Series 1989, 3.50%, LOC U.S. Nat'l. Bank of Oregon, VRDN (b) 1,500 1,500 Portland Econ. Dev. Rev. (Columbia Aluminum Recycling)
3.60%, LOC U.S. Nat'l. Bank of Oregon, VRDN (b)  2,750  2,750
  19,580
PENNSYLVANIA - 2.4%
Allegheny County Ind. Dev. Auth.
Envir. Impact Rev. Bonds (US Steel Corp. Proj.):
 Rfdg. Series 1985, 3.65%, tender 9/15/98,
  LOC Commerzbank, AG  2,200  2,200
  Series 1986, 3.65% 10/8/98,
  LOC Dresdner Bank, AG, CP mode  4,300  4,300
Berks County Ind. Dev. Auth. Ind. Dev. Rev. (Continental
Assurance Co. Proj.) Series 1982, 3.60% (Continental
Casualty Co. Guaranteed) VRDN  1,335  1,335
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Panther Creek Partners Proj.):
 Series 1990-B:
  3.60% 10/16/98, LOC Nat'l.
   Westminster Bank, PLC, CP mode (b)  1,060  1,060
    3.60% 10/23/98, LOC Nat'l.
   Westminster Bank, PLC, CP mode (b)  4,725  4,725
   3.80% 9/15/98, LOC Nat'l.
   Westminster Bank, PLC, CP mode (b)  4,050  4,050
  Series 1991-A, 3.65% 9/9/98, LOC Nat'l.
  Westminster Bank, PLC, CP mode (b)  3,125  3,125
Crawford County Ind. Dev. Auth. (Clear Lake Lumber, Inc. Proj.) Series 1997, 3.50%, LOC PNC Bank, NA, VRDN 3,000 3,000
Erie County Ind. Dev. Auth. Rev. (Carlisle Corp. Proj.) Series 1993, 3.45%, LOC SunTrust Bank, Atlanta, VRDN (b) 1,500 1,500 Northumberland County Ind. Dev. Auth. Rev. (Furman Farms, Inc.
Proj.) 3.45%, LOC First Union Nat'l. Bank (NC) VRDN (b) 2,085 2,085 Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN:
(BPS Dev. Proj.) Series 1989 D-3,
 3.50%, LOC PNC Bank, NA (b)  150  150
 (C&D Charter Pwr. Sys.) Series 1991 D-6,
 3.50%, LOC PNC Bank, NA (b)  1,000  1,000
 (Giffen, Schlaegle & Pirillia) Series 1992 A-3,
 3.50%, LOC PNC Bank, NA (b)  525  525
 (Johnstown Corp. Proj.) 3.50%, LOC PNC Bank, NA (b)  220  220
 Series 1994 B-3, 3.50%, LOC PNC Bank, NA (b)  1,500  1,500
 Series 1995 D-4, 3.50%, LOC PNC Bank, NA (b)  1,100  1,100

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN:  - continued
 Series 1995 D-10, 3.50%, LOC PNC Bank, NA (b) $ 1,100 $ 1,100
 Series 1997 B-3, 3.50%, LOC PNC Bank, NA (b)  1,700  1,700
 Series 1997 B-4, 3.50%, LOC PNC Bank, NA (b)  1,700  1,700
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.
Participating VRDN, Series PT 119-A, 3.43% (Liquidity
Facility Credit Suisse First Boston) (c)  3,080  3,080
Pittsburgh Gen. Oblig. Participating VRDN, Series BTP-299,
3.35% (Liquidity Facility Bankers Trust Corp.) (c) 5,800 5,800 Venango Ind. Dev. Auth. Resource
Recovery Rev. Bonds (Scrubgrass Proj.):
 Series 1990 A:
  3.65% 9/4/98, LOC Nat'l.
   Westminster Bank, PLC, CP mode (b)  2,000  2,000
   3.65% 10/13/98, LOC Nat'l.
   Westminster Bank, PLC, CP mode (b)  1,000  1,000
  Series 1990 B, 3.65% 9/4/98, LOC Nat'l.
  Westminster Bank, PLC, CP mode (b)  7,050  7,050
  55,305
SOUTH CAROLINA - 5.1%
Abbeville County Ind. Dev. (Springs Inds., Inc. Proj.)
3.45%, LOC Wachovia Bank, NA, VRDN (b)  4,000  4,000
Charleston County Ind. Dev. Rev.
(Zeigler Coal Holding Proj.) 3.50%, LOC Bank
of America Nat'l. Trust & Savings, VRDN (b)  1,700  1,700
Dorchester County Ind. Dev. Rev. (SYN Strand Inc.)
Series 1994, 3.45%, LOC Wachovia Bank, NA, VRDN (b) 6,650 6,650 Lancaster County Ind. Dev. Rev. (Synteen Technologies, Inc. Proj.) Series 1997, 3.45%, LOC NationsBank, NA, VRDN (b) 1,500 1,500
Marion County Ind. Dev. Rev. (New South, Inc. Proj.)
Series 1994, 3.45%, LOC NationsBank, NA, VRDN (b) 3,130 3,130 Orangeburg County Solid Waste Disp.
Participating VRDN, Series 1997 B, 3.45%
(Liquidity Facility First Union Nat'l. Bank (NC)) (b)(c) 3,595 3,595 South Carolina Cap. Impt. Participating VRDN,
Series BT-27, 3.40% (Liquidity Facility
Automatic Data Processing, Inc.) (c)  1,530  1,530
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Bonds
Series 1997 B, 3.70%, tender 7/1/99
(Nat'l. Westminster Bank, PLC Guaranteed) (b)  3,300  3,300
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev., VRDN:
 (Alexander Mach, Inc. Proj.) Series 1994,
 3.45%, LOC NationsBank, NA (b)  2,500  2,500
 (Alfmeier Corp.) 3.45%, LOC Bayerische
 Landesbank Girozentrale (b)  3,500  3,500

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
SOUTH CAROLINA - CONTINUED
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev., VRDN: -
continued
 (Chambers Richland Co. landfill) 3.45%,
 LOC SunTrust Bank, Atlanta (b) $ 2,000 $ 2,000
 (Drake Molding Corp. Proj.) Series 1995, 3.40%,
 LOC First of America Bank, Michigan (b)  5,780  5,780
 (Foundry & Steel/Champion Tooling & Machining)
 Series 1996, 3.45%, LOC Wachovia Bank, NA (b)  3,500  3,500
 (Keys Printing Co.) 3.45%, LOC Wachovia Bank, NA (b) 3,800 3,800 (Mohawk Industries, Inc. Proj.):
 Series 1997 B, 3.45%, LOC First Union
  Nat'l. Bank (NC) (b)  1,200  1,200
  3.45%, LOC First Union Nat'l. Bank (NC) (b)  3,325  3,325
 (Paxar Corp. Proj.) Series 1996, 3.45%,
 LOC Wachovia Bank, NA (b)  6,000  6,000
 (Titan Wheel Int'l. Proj.) Series 1995,
 3.45%, LOC NationsBank, NA (b)  9,500  9,500
 (Wellman Inc. Proj.) 3.45%, LOC Wachovia Bank, NA, (b) 7,500 7,500 South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) CP:
3.40% 9/1/98 (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA, Bank of Nova Scotia)   10,000  10,000
 3.65% 9/9/98 (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA, Bank of Nova Scotia)   6,300  6,300
 3.60% 9/18/98 (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA, Bank of Nova Scotia)    8,500  8,500
 3.60% 10/21/98 (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA, Bank of Nova Scotia)   10,000  10,000
 3.60% 11/12/98 (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA, Bank of Nova Scotia)   2,200  2,200
Spartanburg County Ind. Dev. Rev. (Prym-Dritz Corp. Proj.)
3.45%, LOC Wachovia Bank, NA, VRDN (b)  2,200  2,200
Union County Ind. Dev. Auth. Rev. (Federal Paper Board Proj.)
3.45%, LOC Wachovia Bank, NA, VRDN (b)  4,000  4,000
  117,210
SOUTH DAKOTA - 0.9%
South Dakota Hsg. Dev. Auth. Home Ownership Mtg.:
Bonds:
 Series 1998-B, 3.75%, tender 8/5/99 (b)  1,685  1,685
  Series 1998-C, 3.75%, tender 8/5/99 (b)  1,250  1,250
 Participating VRDN (c):
 Series PA-119, 3.50% (Liquidity Facility
  Merrill Lynch & Co.) (b)  3,225  3,225
  Series PT-85, 3.50% (Liquidity Facility
  Rabobank Nederland, NV) (b)  3,140  3,140
South Dakota Hsg. Dev. Auth. Series 1997 E, 3.50%,
 LOC Westdeutsche Landesbank Girozentrale, VRDN (b)  10,275  10,275
  19,575

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
TENNESSEE - 2.7%
Chattanooga Ind. Dev. Board Rev. (Burner Systems, Inc.)
3.40%, LOC NationsBank, NA, VRDN (b) $ 1,500 $ 1,500
Claiborne County Ind. Dev. Rev. (Royal Sterilization Sys.)
3.50%, LOC First Tennessee Bank, NA, VRDN (b) 1,900 1,900 Cumberland County Ind. Dev. Board Ind. Dev. Rev.
(Delbar Products, Inc. Proj.) 3.50%,
LOC PNC Bank, NA, VRDN (b)  1,000  1,000
Jackson Ind. Dev. Board Rev. (Florida Steel Corp. Proj.)
Series 1995, 3.40%, LOC NationsBank, NA, VRDN (b) 4,000 4,000 McMinn County Ind. Dev. Board (Southern Ionics Inc. Proj.)
3.55%, LOC Southtrust Bank, Alabama, VRDN (b) 2,400 2,400 Memphis-Shelby County Poll. Cont. Rev. (Birmingham Steel)
Series 1996, 3.50%, LOC PNC Bank, Kentucky, VRDN (b) 3,200 3,200 Metropolitan Govt. of Nashville & Davidson County Gen.
Oblig. Participating VRDN, Series SGA-11, 3.45%
(Liquidity Facility Societe Generale, France) (c) 3,500 3,500 Morristown Ind. Dev. Rev., VRDN:
(BOS Automotive Products) Series 1993, 3.45%,
 LOC Bayerische Vereinsbank, AG (b)  1,000  1,000
 (Lakeway Container Inc. Proj.) Series 1993, 3.50%,
 LOC First Tennessee Bank, NA (b)  2,100  2,100
Oakridge Ind. Dev. Board Solid Waste Facs. Rev.
(Environ. L.P.) Series 1996, 3.45%,
LOC SunTrust Bank, Atlanta, VRDN (b)  1,200  1,200
Savannah Ind. Dev. Corp. Ind. Dev. Rev. (Shiloh Foods, Inc. Proj.) 3.40%, LOC NationsBank, Tennessee, NA, VRDN (b) 3,000 3,000 Shelby County Gen. Oblig. Pub. Impt.
Participating VRDN, Series SGB-21, 3.46%
(Liquidity Facility Societe Generale, France) (c) 5,930 5,930 South Pittsburg Ind. Dev. Board Rev. (Lodge Mfg. Proj.) 3.45%,
LOC SunTrust Bank, Nashville, NA, VRDN (b)  1,800  1,800
Tennessee Hsg. Dev. Agcy. Participating VRDN (c):
(Home Ownership Prog.):
 Series PT-59A,  3.50% (Liquidity Facility
  Credit Suisse First Boston) (b)  7,435  7,435
  Series PT-59B, 3.50% (Liquidity Facility
  Credit Suisse First Boston (b)  3,950  3,950
 Series PT-25, 3.50% (Liquidity Facility
 Merrill Lynch & Co., Inc.) (b)  9,675  9,675
Trenton Ind. Dev. Rev. (Dyersburg Fabrics, Inc.) Series 1990, 3.45%, LOC SunTrust Bank, Atlanta, VRDN (b) 2,045 2,045 Volunteer State Student Funding Corp. Student
Loan Rev. Series 1988 A-1, 3.45%,
LOC State Street Bank & Trust Co., VRDN (b) 3,900 3,900 Williamson County First Mtg. Rev. (Telco, Inc.) Series 1996, 3.45%, LOC NationsBank, Tennessee, VRDN (b) 1,500 1,500
  61,035

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
TEXAS - 14.4%
Austin Combined Util. Sys. Rev.:
Participating VRDN, Series 98 SB- ROC-33, 3.46%
 (Liquidity Facility Toronto-Dominion Bank) (c) $ 8,990 $ 8,990
 Series A, CP:
 3.70% 9/3/98, LOC Morgan Guaranty Trust Co., NY   2,000  2,000
  3.60% 11/6/98, LOC Morgan Guaranty Trust Co., NY   2,808  2,808
Bell County Ind. Dev. Corp. Ind. Dev. Rev. (Metal Sales
Manufacturing Corp.) 3.45%, LOC Star Bank, VRDN (b) 1,960 1,960 Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
Rfdg. Bonds Series 1994 A:
 3.65% 9/4/98, LOC Canadian Imperial
  Bank of Commerce, CP mode (b)  3,000  3,000
  3.65% 9/9/98, LOC Canadian Imperial
  Bank of Commerce, CP mode (b)  2,000  2,000
  3.55% 10/8/98, LOC Canadian Imperial
  Bank of Commerce, CP mode (b)  3,200  3,200
  3.60% 11/13/98, LOC Canadian Imperial
  Bank of Commerce, CP mode (b)  3,200  3,200
 Rfdg. Series 1996 A, 3.50% (AMBAC Insured)
 (BPA Bank of New York, NA) VRDN (b)  2,900  2,900
 Series 1996 C, 3.50% (AMBAC Insured)
 (BPA Bank of New York, NA) VRDN (b)  1,100  1,100
Brazos River Hbr. Navigation Rev. (Dow Chemical Co. Proj.):
Bonds:
 Series 1988:
  3.70% 9/10/98, CP mode (b)  3,150  3,150
   3.60% 9/17/98, CP mode (b)  2,000  2,000
   3.60% 11/13/98, CP mode (b)  2,000  2,000
  Series 1991, 3.50% 9/8/98, CP mode  21,000  21,000
  Series 1992:
  3.70% 9/4/98, CP mode (b)  5,000  5,000
   3.60% 12/11/98, CP mode (b)  8,590  8,590
 Series 1998, 3.55%, VRDN (b)  1,400  1,400
Brownsville Ind. Dev. Corp. Rev. Rfdg.
(Rich-Seapak Corp. Proj.) Series 1997,
3.45%, LOC SunTrust Bank, Atlanta, VRDN (b)  1,000  1,000
Cleburne Ind. Dev. Rev. (Southwestern Analytical Chemical
Proj.) 3.45%, LOC Nat'l. City Bank, Cleveland, VRDN (b) 1,875 1,875 Coastal Wtr. Auth. of Texas Wtr. Conveyance Sys. Rev. Rfdg. Participating VRDN, 3.41% (Liquidity Facility Caisse des
Depots et Consignations) (c)  5,960  5,960
Colorado River Muni. Wtr. Dist. Participating VRDN,
Series PA-187, 3.45% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)  5,400  5,400

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
TEXAS - CONTINUED
Dallas Wtr. & Swr. Sys. 3.65% 11/9/98 (Liquidity Facility
United Bank of Switzerland, AG) CP $ 5,000 $ 5,000
Denton Util. Sys. Rev. Rfdg. Participating VRDN, Series SGA-32,
3.45% (Liquidity Facility Societe Generale, France) (c) 8,000 8,000 El Paso Ind. Dev. Auth. (Camden Wire Co. Inc.) Series 1996,
3.50%, LOC Chase Manhattan Bank, Delaware, VRDN (b) 1,200 1,200 Georgetown Ind. Dev. Auth. Rev. (Chatsworth Products, Inc.)
Series 1996, 3.45%, LOC Bank One, Texas, VRDN (b)  2,700  2,700
Grand Prairie Ind. Dev. Auth. Rev. (Precision/
API Ketema Proj.) Series 1996, 3.50%, LOC Marine
Midland Bank, NA, VRDN (b)  1,000  1,000
Greater East Texas Higher Ed. Auth. Student Loan Rev. Bonds:
Rfdg. Series 1992 A, 3.90%, tender 9/1/98,
 LOC Student Loan Marketing Assoc.   4,300  4,300
 Rfdg. Series 1992 B, 3.95%, tender 9/1/98,
 LOC Student Loan Marketing Assoc. (b)  2,200  2,200
 Series 1993 B:
 3.70%, tender 2/1/99, LOC Student Loan
  Marketing Assoc. (b)  24,000  24,000
  3.80%, tender 6/1/99, LOC Student Loan
  Marketing Assoc. (b)  7,000  7,000
 Series 1998-A, 3.70%, tender 2/1/99,
 LOC Student Loan Marketing Assoc. (b)  9,700  9,700
Harlingen Ind. Dev. Auth (Gibbs-Texas Die Casting) 3.50%,
LOC Harris Trust & Savings Bank, Chicago, VRDN (b) 3,500 3,500 Harris County Gen. Oblig. Series A, 3.65% 10/13/98
(Liquidity Facility United Bank of Switzerland, AG) CP 2,926 2,926 Houston Gen. Oblig., CP:
Series A, 3.45% 3/17/99 (Liquidity Facility
 Toronto-Dominion Bank)   4,400  4,400
 Series B, 3.60% 10/6/98 (Liquidity Facility Morgan Guaranty
 Trust Co., NY, United Bank of Switzerland, AG)   2,000  2,000
 Series C, 3.60% 10/6/98 (Liquidity Facility
 Toronto-Dominion Bank)   5,000  5,000
Houston Gen. Oblig. Participating VRDN, Series SGA-28,
3.45% (Liquidity Facility Societe Generale, France) (c) 4,630 4,630 Houston Wtr. & Swr. Sys. Participating VRDN, Series 1998,
3.60% (Liquidity Facility Bank of New York, NA) (c) 9,480 9,480 Matagorda County Navigation Dist. #1 Participating VRDN (c):
Series 1989 C, 3.41% (Liquidity Facility
 Caisse des Depots et Consignations)  80  80
 Series 1989 D, 3.45% (Liquidity Facility
 Caisse des Depots et Consignations) (b)  3,420  3,420

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
TEXAS - CONTINUED
Mineral Wells Ind. Dev. Corp. (Electronic Interconnects)
Series 1997, 3.50%, LOC Marine Midland Bank, VRDN (b) $ 2,900 $ 2,900 North Texas Higher Ed. Auth. Student Loan Rev. Series C,
3.35% (AMBAC Insured) (BPA Student Loan
Marketing Assoc.) VRDN (b)  3,500  3,500
North Texas Tollway Auth. Participating VRDN, Series PA-188,
3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c) 4,710 4,710 Plano Health Facs. Dev. Corp. Hosp. Rev. Bonds (Childrens & Presbyterian Health Care Ctr.):
 3.45% 9/1/98 (BPA Chase Manhattan Bank,
  Texas, NA) (MBIA Insured) CP mode  4,000  4,000
  3.50% 10/22/98 (BPA Chase Manhattan Bank,
  Texas, NA) (MBIA Insured) CP mode  3,300  3,300
Port Arthur Navigational Dist. Rev., VRDN:
(Fina Oil & Chemical Co. Proj.) Series 1998, 3.45%
 (Fina Inc. Guaranteed) (b)  4,400  4,400
 (Star Enterprise Proj.) Series 1998, 3.40%,
 LOC Bank of Montreal, Canada  (b)  6,360  6,360
Port Corpus Christi Ind. Dev. Corp., VRDN:
(Citgo Petroleum Proj.) Series 1998, 3.55%,
 LOC Bank One, Oklahoma, NA (b)  7,000  7,000
 (Coastal Refining & Mktg.) 3.55%,
 LOC Banque Nationale de Paris (b)  2,700  2,700
Sabine River Auth. Poll. Cont. Rev. Rfdg. (Texas Utils.
Elec. Co. Proj.) Series 1997 A, 3.40% (MBIA Insured)
(Liquidity Facility Bank of New York, NA) VRDN (b)  10,900  10,900
San Antonio Arpt. Sys. Participating VRDN, Series 96C4305,
3.41% (Liquidity Facility Citibank, New York, NA) (c) 8,805 8,805 San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN (c):
 Series SG 101, 3.40% (Liquidity Facility
  Societe Generale, France)  8,000  8,000
  Series SG 105, 3.40% (Liquidity Facility
  Societe Generale, France)  8,420  8,420
 Series A, CP:
 3.70% 9/10/98  3,300  3,300
  3.50% 10/8/98  10,000  10,000
  3.50% 10/9/98  9,650  9,650
San Antonio Ind. Dev. Auth. (LGC Bldg. & Kln Steel Proj.)
Series 1998, 3.45%, LOC NationsBank, NA, VRDN  1,000  1,000
San Marcos Ind. Dev. Corp. Ind. Dev. Rev. (Butler
Manufacturing Co.) Series 1995, 3.50%,
LOC NationsBank, Texas, NA, VRDN (b)  3,250  3,250

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
TEXAS - CONTINUED
Southeast Texas Hsg. Fin. Corp. Single Family Mtg.
Participating VRDN, Series 1991 C,
3.53% (Liquidity Facility Bank One, Indianapolis) (b)(c) $ 4,265 $
4,265
Sunbelt Ind. Dev. Corp. Rev. (Fort Dearborn Lithograph)
Series 1995, 3.55%, LOC NBD Bank, VRDN (b)  2,900  2,900
Terrel Dev. Corp Ind. Dev. Rev. (Consolidated Sys.)
3.45%, LOC Wachovia Bank, NA, VRDN (b)  1,700  1,700
Texas Assoc. of School Boards Gen. Oblig. TAN
(Tuloso Midway Independent School Dist.)
Series 1998-A, 4% 8/31/99  6,500  6,500
Texas Muni. Pwr. Agcy. 3.45% 12/8/98 (Liquidity Facility
Bank of America Nat'l. Trust & Savings, NA, Chase
Manhattan Bank, Texas, NA) CP  5,400  5,400
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. Bonds (Dept. of Criminal Justice Proj.) Series 1998 A, 4.25% 2/1/99 3,100 3,106
Texas Pub. Fin. Auth. Participating VRDN, Series 1996-CB2,
3.65% (Liquidity Facility Chase Manhattan Bank) (c) 3,000 3,000 Trinity River Auth. Poll. Cont. Rev.
(Texas Utils. Elec. Co. Proj.) Series 1996 A, 3.50%
(AMBAC Insured) (BPA Bank of New York, NA) VRDN (b) 2,700 2,700 Univ. of Texas Sys. Rev. Fing. Sys. Series A,
3.65% 10/9/98, CP  5,803  5,803
Waxahachie Ind. Dev. Auth.
(Rock-Tenn Converting Co. Proj.) Series 1986, 3.45%,
LOC SunTrust Bank, Atlanta, VRDN  (b)  3,850  3,850
   330,488
UTAH - 2.8%
Intermountain Pwr. Agcy. Rev.:
Bonds:
 Rfdg.  Series 1985-E2, 3.55% 9/9/98 (AMBAC Insured)
  (BPA United Bank of Switzerland, AG) CP mode  5,000  5,000
  Series F:
  3.70% 9/15/98 (AMBAC Insured)
   (BPA United Bank of Switzerland, AG) CP mode 1,500 1,500 3.65% 10/8/98 (AMBAC Insured)
   (BPA United Bank of Switzerland, AG) CP mode 2,500 2,500 Series 1997 B-1, 3.65% 10/9/98 (Liquidity Facility
 Bank of Nova Scotia, Bank of America
 Nat'l. Trust & Savings, NA) CP  6,000  6,000
 Series 1997 B-3, 3.55% 2/23/99 (Liquidity Facility
 Bank of Nova Scotia, Bank of America Nat'l.
 Trust & Savings, NA) CP  4,800  4,800
 Series 1998 B-4, CP:
 3.80% 9/11/98 (Liquidity Facility
  Morgan Guaranty Trust Co.)  3,500  3,500
  3.55% 12/9/98 (Liquidity Facility
  Morgan Guaranty Trust Co., NY)   10,000  10,000

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
UTAH - CONTINUED
Salt Lake City Gen. Oblig. TRAN
Series 1998, 4.25% 6/30/99 $ 5,000 $ 5,023
Timpanogos Spl. Svc. Dist. Participating VRDN,
Series SG-83, 3.40% (Liquidity Facility Societe
Generale, France) (c)  1,350  1,350
Utah Gen. Oblig. Hwy., CP:
Series 1997 A, 3.70% 9/30/98
 (Liquidity Facility Toronto-Dominion Bank)  3,400  3,400
 Series 1997 B, 3.65% 9/30/98
 (Liquidity Facility Toronto-Dominion Bank)   4,600  4,600
Utah Gen. Oblig. Participating VRDN, Series BTP-303,
3.35% (Liquidity Facility Bankers Trust Corp.) (c)  6,550  6,550
Utah Hsg. Fin. Agcy. Participating VRDN (c):
Series PT-84A, 3.50% (Liquidity Facility
 Rabobank Nederland Coop Central) (b)  2,090  2,090
 Series PT-84B, 3.50% (Liquidity Facility
 Rabobank Nederland Coop Central) (b)  1,390  1,390
Utah Hsg. Fin. Agcy. Single Family Mtg.
Series 1998 Issue 2, 3.60% (Bayerische Landesbank
Girozentrale Guaranteed) VRDN (b)  7,000  7,000
  64,703
VERMONT - 0.4%
Vermont Econ. Dev. Auth. (Huber & Suhner Proj.)
3.60%, LOC Key Bank Nat'l. Assoc., VRDN  1,580  1,580
Vermont Hsg. Fin. Agcy. Single Family Hsg.
Participating VRDN, Series P-64, 3.50%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)  6,535  6,535
  8,115
VIRGINIA - 3.8%
Amelia County Facs. Rev. (Chambers Waste Sys. Proj.)
Series 1991, 3.35%, LOC Morgan Guaranty
Trust Co., NY, VRDN (b)  4,400  4,400
Botetourt County Ind. Dev. Auth. (Virginia Forge Co. Proj.)
Series 1996, 3.40%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  1,800  1,800
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev.
Bonds (Virginia Elec. Pwr. Co.) Series 1985,
3.60% 9/11/98, CP mode  1,100  1,100
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.):
 Series B:
  3.70% 9/4/98, CP mode  2,600  2,600
   3.70% 10/9/98, CP mode  1,830  1,830
  Series 1987 C, 3.65% 11/12/98 (Liquidity Facility Bank of
  New York, NA, Bank of Tokyo-Mitsubishi) CP mode  1,000  1,000

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
VIRGINIA - CONTINUED
Fairfax County Pub. Impt. Participating VRDN, Series PA-149,
3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c) $ 5,590 $
5,590
Frederick County Ind. Dev. Auth. Rev.
(Nat'l. Wildlife Federation Proj.) Series 1996,
3.40%, LOC NationsBank, NA, VRDN (b)  5,005  5,005
Greensville County Ind. Dev. Auth.
(Beach Mold & Tool Virginia, Inc.) VRDN:
 Series 1996 A, 3.50%, LOC Fifth Third Bank (b)  2,210  2,210
  Series 1996 B, 3.50%, LOC Fifth Third Bank (b)  2,550  2,550
  3.50%, LOC Fifth Third Bank (b)  1,200  1,200
Halifax Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.) Series 1992:
 3.75% 9/10/98, CP mode (b)  1,500  1,500
  3.65% 9/11/98, CP mode (b)  20,000  20,000
  3.75% 10/15/98, CP mode (b)  13,100  13,100
Mecklenburg County Ind. Dev. Auth. Rev. (American Bldgs. Co.
Proj.) 3.55%, LOC LaSalle Nat'l. Bank, Chicago, VRDN (b) 5,740 5,740 Prince William County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.) 3.65% 11/12/98, CP mode  1,100  1,100
Smyth County Ind. Dev. Auth. Ind. Dev. Rev.
(Summit Dimension Products Proj.) Series 1995,
3.40%, LOC Wachovia Bank, NA, VRDN (b)  4,500  4,500
Virginia Beach Dev. Auth. Rev. Rfdg. (Ocean Ranch Motel Corp.
Proj.) Series 1993, 3.40%, LOC NationsBank, NA, VRDN 2,000 2,000 Virginia Gen. Oblig. 3.45% 9/16/98, CP 1,950 1,950
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds:
Series 1998 D, 3.75%, tender 9/15/98 (b)  4,700  4,700
 Series 1998 E, 3.70%, tender 9/15/98  4,000  4,000
  87,875
WASHINGTON - 4.1%
Chelan County Pub. Utils. Dist. #1
Participating VRDN, Series PA-197, 3.50%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c) 3,200 3,200 Grays Harbor Ind. Dev. Corp. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) 3.45%, VRDN (b)  9,650  9,650
King County Ltd. Tax Gen. Oblig. Participating VRDN,
Series SGA-19, 3.45% (Liquidity Facility Societe
Generale, France) (c)  5,060  5,060
Pierce County Econ Dev. Corp. Rev. (Pacifix, LLC  Proj.)
3.60%, LOC Wells Fargo Bank, VRDN (b)  3,000  3,000
Port Longview Ind. Dev. Corp. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) Series 1993, 3.45%, VRDN  22,400  22,400
Port of Grays Harbor Solid Waste Fac. Rev. (Pacific Veneer, Weyerhaeuser Co.) Series 1993, 3.45%, VRDN (b) 2,365 2,365

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
WASHINGTON - CONTINUED
Port of Seattle Gen. Oblig., CP:
Series A, 3.45% 11/6/98, LOC Bank of America
 Nat'l. Trust & Savings, NA $ 2,125 $ 2,125
 Series B, 3.65% 10/14/98, LOC Bank of America
 Nat'l. Trust & Savings, NA (b)  2,320  2,320
Seattle Ltd. Tax Gen. Oblig. Participating VRDN,
Series SGB-12, 3.46% (Liquidity Facility Societe
Generale, France) (c)  2,600  2,600
Washington Econ. Dev. Auth. (Hunter Douglas Proj.)
Series 1997 A, 3.45%, LOC ABN-AMRO
Bank, NV, VRDN (b)  1,300  1,300
Washington Gen. Oblig.:
Participating VRDN (c):
 Series 96C4708, 3.41%
  (Liquidity Facility Citibank, New York, NA)  2,700  2,700
  Series 984702, 3.41%
  (Liquidity Facility Citibank, New York, NA)   5,700  5,700
  Series BTP-195, 3.35% (Liquidity Facility
  Bankers Trust Corp.)  1,400  1,400
  Series SGA-35, 3.45% (Liquidity Facility
  Societe Generale, France)  8,990  8,990
  Series SGB-9, 3.46% (Liquidity Facility
  Societe Generale, France)  5,000  5,000
  Series SGB-11, 3.46% (Liquidity Facility
  Societe Generale, France)  3,595  3,595
 Series VR-96A, 3.40% (Liquidity Facility
 Landesbank Hessen-Thuringen) VRDN  4,400  4,400
Washington Hsg. Fin. Commission Participating VRDN,
Series 1997 D, 3.45% (Liquidity Facility
First Union Nat'l. Bank (NC) (b)(c)  4,225  4,225
Washington Hsg. Fin. Commission Single Family Mtg. Participating VRDN, Series PT-86, 3.50% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c) 2,470 2,470
Washington Hsg. Fin. Commission Single Family Rev. Bonds Series 1997 5A-5, 3.90%, tender 12/15/98
(Bayerische Hypotheken und Weschel Guaranteed) (b)  840  840
  93,340
WEST VIRGINIA - 1.0%
Grant County Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co. Proj.):
 Series 1986, 3.65%  9/11/98, CP mode (b)  7,400  7,400
  Series 1994, 3.65% 11/5/98, CP mode  3,300  3,300

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
WEST VIRGINIA - CONTINUED
Grant County Solid Waste Disp. Rev. Bonds
(Virginia Elec. & Pwr. Co. Proj.) Series 1996,
3.60% 10/21/98, CP mode (b) $ 1,800 $ 1,800
West Virginia Pub. Energy Auth. Rev. Bonds
(Morgantown Energy Assoc.):
 3.80% 9/9/98, LOC Swiss Bank Corp., CP mode (b)  2,650  2,650
  3.80% 9/15/98, LOC United Bank
  of Switzerland, AG, CP mode (b)  4,000  4,000
  3.65% 10/7/98, LOC United Bank
  of Switzerland, AG, CP mode (b)  5,000  5,000
  24,150
WISCONSIN - 2.6%
Appleton Ind. Dev. Rev. (Pensar Corp. Proj.) Series 1993,
3.45%, LOC Bank One, Wisconsin, VRDN (b)  720  720
Ashwaubenon Ind. Dev. Rev. (Tufco Proj.) Series 1992,
3.45%, LOC Bank One, Wisconsin, VRDN (b)  1,750  1,750
Butler Ind. Dev. Rev. (Western States Envelope Co.) Series 1996, 3.50%, LOC Firstar Bank, Milwaukee, NA, VRDN (b) 2,800 2,800
Eau Claire Area School Dist. Gen. Oblig.
TRAN 4.10% 9/28/98  4,900  4,900
Franklin Pub. School Dist. Gen. Oblig.
TRAN 3.90% 8/30/99  2,000  2,005
Hartford Commty. Dev. Auth. Ind. Dev. Rev. (TNT/Larpen Supply Proj.) 3.45%, LOC Bank One, Wisconsin, VRDN (b) 2,330 2,330 Merrill Ind. Dev. Rev. (C&H Packaging Co. Inc.) Series 1996,
3.50%, LOC Firstar Bank, Milwaukee, NA, VRDN (b)  945  945
Oak Creek Ind. Dev. Rev. (Outlook Packaging, Inc.)
3.45%, LOC Firstar Bank, Milwaukee, NA, VRDN (b) 2,000 2,000 Platteville Ind. Dev. Auth. Rev. (Woodward Communications)
3.40%, LOC Harris Trust & Savings Bank, Chicago,
VRDN (b)  1,550  1,550
Prentice Ind. Dev. Rev. (Blount Proj.) Series 1994,
3.45%, LOC NationsBank, NA, VRDN (b)  1,200  1,200
Raymond Ind. Dev. Rev. (Richard S Werner, Inc. Proj.)
Series 1996, 3.45%, LOC Bank One, Wisconsin, VRDN (b) 2,380 2,380 Rhinelander Ind. Dev. Rev., VRDN:
(American Plastics Co. Inc. Proj.) Series 1996, 3.50%,
 LOC Firstar Bank, Milwaukee, NA  (b)  3,500  3,500
 (Red Arrow Prod. Co., Inc.) Series 1994, 3.45%,
 LOC Bank One, Wisconsin (b)  5,600  5,600
Sturgeon Ind. Dev. Rev. (Marine Travelift Proj.) Series 1996, 3.50%, LOC Firstar Bank, Milwaukee, NA, VRDN (b) 1,100 1,100 Sturtevant Ind. Dev. Rev. (Quadra, Inc. Proj.) 3.45%,
LOC Bank One, Wisconsin, VRDN (b)  1,300  1,300

MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL     VALUE (NOTE 1)
                                AMOUNT (000S) (000S)
WISCONSIN - CONTINUED
Village of Pleasant Prairie (Muskie Enterprises
Inc. Proj.) Series 1995, 3.40%, LOC Harris
Trust & Savings Bank, Chicago, VRDN (b) $ 3,400 $ 3,400
Wisconsin Gen. Oblig.:
Participating VRDN (c):
 Series BTP-241, 3.35% (Liquidity Facility
  Bankers Trust Corp.)  3,175  3,175
  Series 1994, 3.46% (Liquidity Facility
  Citibank, New York, NA) (b)  9,000  9,000
 Series 1997 A, 3.60% 11/6/98 (Liquidity Facility
 Bank of Nova Scotia, Commerzbank, AG) CP  6,020  6,020
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.
Participating VRDN, Series 94C4903, 3.46% (Liquidity
Facility Citibank, New York, NA) (c)   3,600  3,600
  59,275
WYOMING - 0.1%
Wyoming Commty. Dev. Auth. Hsg. Rev.
Participating VRDN, Series PT-112, 3.45%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c) 2,255 2,255 MULTIPLE STATES - 1.4%
Clipper Participating VRDN, Series 1995-1,
3.46% (Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(c)  26,040  26,041
Stephens Equity Trust #3 Participating VRDN, Series 1996,
3.51%, LOC Bayerische Hypotheken und Wechsel (c)  5,299  5,299
  31,340
TOTAL INVESTMENTS - 100% $  2,295,878
Total Cost for Income Tax Purposes  $  2,295,878
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax & Revenue Anticipation
  Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At August 31, 1998, the fund had a capital loss carryforward of approximately $308,000 of which $1,000, $1,000, $46,000, $26,000,
$125,000, $14,000 and $95,000 will expire on August 31, 1999, 2001,
2002, 2003, 2004, 2005 and 2006, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 1999 approximately $23,000 of losses recognized during the period November 1, 1997 to August 31, 1998

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT                   $ 2,295,878
VALUE -
SEE ACCOMPANYING
SCHEDULE

CASH                                            3,342

RECEIVABLE FOR INVESTMENTS                      68
SOLD

RECEIVABLE FOR FUND SHARES                      10,317
SOLD

INTEREST RECEIVABLE                             14,215

 TOTAL ASSETS                                   2,323,820

LIABILITIES

PAYABLE FOR INVESTMENTS              $ 29,348
PURCHASED

PAYABLE FOR FUND SHARES               15,851
REDEEMED

DISTRIBUTIONS PAYABLE                 520

ACCRUED MANAGEMENT FEE                777

OTHER PAYABLES AND                    24
ACCRUED EXPENSES

 TOTAL LIABILITIES                              46,520

NET ASSETS                                     $ 2,277,300

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                $ 2,277,630

ACCUMULATED NET REALIZED                        (330)
GAIN (LOSS) ON INVESTMENTS

NET ASSETS, FOR 2,277,628                      $ 2,277,300
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING                       $1.00
PRICE AND REDEMPTION
PRICE
PER SHARE ($2,277,300 (DIVIDED BY)
2,277,628 SHARES)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED AUGUST 31, 1998

INTEREST INCOME                         $ 86,344


EXPENSES

MANAGEMENT FEE                $ 11,541

NON-INTERESTED TRUSTEES'       8
COMPENSATION

 TOTAL EXPENSES BEFORE         11,549
REDUCTIONS

 EXPENSE REDUCTIONS            (2,498)   9,051

NET INTEREST INCOME                      77,293

NET REALIZED GAIN (LOSS) ON              (7)
INVESTMENTS


NET INCREASE IN NET ASSETS              $ 77,286
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN         YEAR ENDED       YEAR ENDED
THOUSANDS          AUGUST 31, 1998  AUGUST 31, 1997

INCREASE
(DECREASE) IN
NET ASSETS

OPERATIONS         $ 77,293         $ 80,260
NET INTEREST
INCOME

 NET REALIZED       (7)              (125)
GAIN (LOSS)

 NET INCREASE       77,286           80,135
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (77,293)         (80,260)
SHAREHOLDERS
FROM NET
INTEREST INCOME

SHARE               3,264,344        3,317,997
TRANSACTIONS AT
NET ASSET VALUE
OF $1.00 PER
SHARE
PROCEEDS FROM
SALES OF SHARES

 REINVESTMENT       74,889           77,871
OF DISTRIBUTIONS
FROM NET
INTEREST INCOME

 COST OF SHARES     (3,391,043)      (3,446,433)
REDEEMED

 NET INCREASE       (51,810)         (50,565)
(DECREASE) IN
NET ASSETS
AND SHARES
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL             (51,817)         (50,690)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       2,329,117        2,379,807
PERIOD

 END OF PERIOD     $ 2,277,300      $ 2,329,117

FINANCIAL HIGHLIGHTS
                    YEARS ENDED AUGUST 31,

                    1998     1997     1996     1995     1994

SELECTED
PER-SHARE
DATA

NET ASSET VALUE,    $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
BEGINNING OF
PERIOD

INCOME FROM          .033     .033     .034     .035     .025
INVESTMENT
OPERATIONS
NET INTEREST
INCOME

LESS DISTRIBUTIONS

 FROM NET            (.033)   (.033)   (.034)   (.035)   (.025)
INTEREST INCOME

NET ASSET VALUE,    $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
END OF PERIOD

TOTAL RETURN A, B    3.40%    3.38%    3.41%    3.59%    2.50%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 2,277  $ 2,329  $ 2,380  $ 2,206  $ 2,288
OF PERIOD
(IN MILLIONS)

RATIO OF EXPENSES    .40% C   .40% C   .40% C   .40% C   .33% C
TO AVERAGE
NET ASSETS

RATIO OF EXPENSES    .39% D   .40%     .39% D   .40%     .33%
TO AVERAGE
NET ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET         3.35%    3.33%    3.36%    3.53%    2.48%
INTEREST INCOME
TO AVERAGE NET
ASSETS

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES - CONTINUED
registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $20,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .40% of average net assets. For the period, the reimbursement reduced the expenses by $2,310,000.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $188,000 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Spartan Municipal Money Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Municipal Money Fund (a fund of Fidelity Union Street Trust
II) at August 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Municipal Money Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. /s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 1998

DISTRIBUTIONS

During fiscal year ended 1998, 100% of the fund's income dividends was free from federal income tax, and 66.12% of the fund's income dividends was subject to the federal alternative minimum tax.

MANAGING YOUR INVESTMENTS

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investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
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(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
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3 For account balances and holdings.

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(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
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* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD
AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
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OFFICERS
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Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Diane M. McLaughlin, Vice President
Eric D. Roiter, Secretary
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Stanley N. Griffith, Assistant
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Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
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Edward C. Johnson 3d
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SPARTAN(REGISTERED TRADEMARK)

(REGISTERED TRADEMARK)

ARIZONA
MUNICIPAL
FUNDS


ANNUAL REPORT
AUGUST 31, 1998

CONTENTS


PRESIDENT'S MESSAGE                          3   NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

 PERFORMANCE                                 4   HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                   7   THE MANAGER'S REVIEW OF FUND
                                                 PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                          10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                 INVESTMENTS OVER THE PAST SIX MONTHS.

 INVESTMENTS                                 11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                 WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                        16  STATEMENTS OF ASSETS AND LIABILITIES,
                                                 OPERATIONS, AND CHANGES IN NET ASSETS,
                                                 AS WELL AS FINANCIAL HIGHLIGHTS.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                 20  HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                   22  THE MANAGER'S REVIEW OF FUND
                                                 PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                          24  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                 INVESTMENTS OVER THE PAST SIX MONTHS
                                                 AND ONE YEAR.

 INVESTMENTS                                 25  A COMPLETE LIST OF THE FUND'S INVESTMENTS.

 FINANCIAL STATEMENTS                        28  STATEMENTS OF ASSETS AND LIABILITIES,
                                                 OPERATIONS, AND CHANGES IN NET ASSETS,
                                                 AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                        32  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT                        35  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS                                36



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
The dramatic volatility we've seen in recent months in the world's stock and bond markets might seem at first glance to be unprecedented in its scope and duration. In fact, however, the U.S. stock market has declined by more than 10% 12 times just since 1970, only to recover and go on to new highs each time. As has been the case recently, segments of the bond market - most notably U.S. Treasuries - frequently have thrived in such periods as investors seek a safer home for their funds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

SPARTAN ARIZONA MUNICIPAL INCOME FUND
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST   PAST 1  LIFE OF
31, 1998               YEAR    FUND

SPARTAN ARIZONA        7.16%   35.63%
MUNICIPAL INCOME

LB ARIZONA             7.98%   N/A
ENHANCED
MUNICIPAL BOND

ARIZONA MUNICIPAL      7.87%   N/A
DEBT FUNDS
AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Arizona Enhanced Municipal Bond Index - a total return performance benchmark for Arizona investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 39 mutual funds. These benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST   PAST 1  LIFE OF
31, 1998               YEAR    FUND

SPARTAN ARIZONA        7.16%   8.15%
MUNICIPAL INCOME

LB ARIZONA             7.98%   N/A
ENHANCED
MUNICIPAL BOND

ARIZONA MUNICIPAL      7.87%   N/A
DEBT FUNDS
AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND

             Spartan AZ Muni Income      LB Municipal Bond
             00434                       LB015
  1994/10/31      10000.00                    10000.00
  1994/11/30       9820.11                     9819.20
  1994/12/31      10064.35                    10035.32
  1995/01/31      10414.23                    10322.13
  1995/02/28      10773.06                    10622.30
  1995/03/31      10866.46                    10744.35
  1995/04/30      10885.64                    10757.03
  1995/05/31      11219.72                    11100.28
  1995/06/30      11111.21                    11003.71
  1995/07/31      11215.14                    11108.03
  1995/08/31      11372.18                    11248.88
  1995/09/30      11463.33                    11320.08
  1995/10/31      11631.80                    11484.67
  1995/11/30      11820.94                    11675.21
  1995/12/31      11925.02                    11787.40
  1996/01/31      12041.15                    11876.40
  1996/02/29      11942.15                    11796.23
  1996/03/31      11779.23                    11645.48
  1996/04/30      11735.76                    11612.52
  1996/05/31      11716.16                    11607.88
  1996/06/30      11827.94                    11734.29
  1996/07/31      11918.94                    11841.07
  1996/08/31      11908.53                    11838.23
  1996/09/30      12056.07                    12003.96
  1996/10/31      12194.14                    12139.73
  1996/11/30      12400.73                    12361.88
  1996/12/31      12343.01                    12309.96
  1997/01/31      12367.61                    12333.23
  1997/02/28      12469.45                    12446.45
  1997/03/31      12294.99                    12280.54
  1997/04/30      12389.13                    12383.32
  1997/05/31      12544.70                    12569.57
  1997/06/30      12675.15                    12703.44
  1997/07/31      13009.98                    13055.32
  1997/08/31      12880.60                    12932.99
  1997/09/30      13024.85                    13086.51
  1997/10/31      13097.69                    13170.65
  1997/11/30      13156.84                    13248.10
  1997/12/31      13326.81                    13441.39
  1998/01/31      13437.65                    13580.10
  1998/02/28      13445.37                    13584.18
  1998/03/31      13446.17                    13596.13
  1998/04/30      13383.32                    13534.81
  1998/05/31      13544.37                    13749.07
  1998/06/30      13579.60                    13803.24
  1998/07/31      13616.10                    13837.88
  1998/08/31      13803.11                    14051.68
IMATRL PRASUN   SHR__CHT 19980831 19980909 102554 R00000000000049
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by August 31, 1998, the value of the investment would have grown to $13,803 - a 38.03% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - which reflects the performance of the investment-grade municipal bond market - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $14,052 - a 40.52% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST RATES.
IN TURN, THE SHARE PRICE, RETURN
AND YIELD OF A FUND THAT INVESTS
IN BONDS WILL VARY. THAT MEANS
IF YOU SELL YOUR SHARES DURING
A MARKET DOWNTURN, YOU MIGHT
LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.

TOTAL RETURN COMPONENTS
     YEARS ENDED AUGUST 31,          OCTOBER 11, 1994
                                     (COMMENCEMENT
                                     OF OPERATIONS) TO
                                     AUGUST 31,

                 1998   1997   1996    1995

DIVIDEND         4.55%  4.80%  4.92%   5.34%
RETURNS

CAPITAL RETURNS  2.61%  3.36%  -0.20%   6.40%

TOTAL RETURN     7.16%  8.16%  4.72%   11.74%
S

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED AUGUST   PAST 1       PAST 6        PAST 1
31, 1998               MONTH        MONTHS        YEAR

DIVIDENDS PER          3.93(CENTS)  23.66(CENTS)  47.34(CENTS)
SHARE

ANNUALIZED             4.24%        4.32%         4.36%
DIVIDEND RATE

30-DAY ANNUALIZE       3.88%        -             -
D YIELD

30-DAY ANNUALIZE       6.39%        -             -
D TAX-EQUIVALENT Y
IELD

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.91 over the past one month, $10.87 over the past six months and $10.87 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.26% combined effective 1998 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN ARIZONA MUNICIPAL INCOME FUND
FUND TALK: THE MANAGER'S OVERVIEW

(Photograph of Christine Thompson)

MARKET RECAP
A glut of new municipal bond
issuance - combined with
slackened demand and strong U.S
Treasury bond performance -
caused the municipal bond market
to underperform its taxable
counterparts during the 12-month
period that ended August 31, 1998.
In this time, the Lehman Brothers
Municipal Bond Index - a measure
of muni bond performance -
returned 8.65%. In contrast, the
Lehman Brothers Aggregate Bond
Index - which gauges the
performance of the taxable bond
market - returned 10.57%. Things
were looking up for fixed-income
markets at the beginning of the
period, with positive U.S. economic
news and the Federal Reserve
Board's reluctance to raise interest
rates playing key roles. The tides
shifted, however, in the later stages of 1997 when new-issue supply began to eclipse demand and muni bond performance suffered. The fourth quarter of 1997 was punctuated by extreme volatility in Asian markets, and concerned investors began to consider fixed-income investments as a more stable alternative. This helped municipal bond performance slightly, but a deluge of new issuance in early 1998 - prompted primarily by low interest rates - took away some steam. As the period progressed, issuers showed no signs of letting up. In
May, for example, the largest single
deal in municipal bond history took
place - a $3.5 billion deal floated by
the Long Island Power Authority.
This supply/demand imbalance
continued to play out through the
end of August.

NOTE TO SHAREHOLDERS: Christine Thompson became Portfolio Manager of Spartan Arizona Municipal Income Fund on July 13, 1998.
Q. HOW DID THE FUND PERFORM, CHRISTINE?
A. For the 12-month period that ended August 31, 1998, the fund had a total return of 7.16%. To get a sense of how the fund did relative to its competitors, the Arizona municipal debt funds average returned 7.87% for the same one-year period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Arizona Enhanced Municipal Bond Index - a broad measure of the performance of the state's municipal bond market - returned 7.98% for the same 12-month period.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS ARIZONA ENHANCED MUNICIPAL BOND INDEX PLAY IN MANAGING THE FUND?
A. It plays a very important role. It's the fund's benchmark index and includes most of the universe of Arizona municipal bonds with maturities of four years or more. I use the index as a starting point for my investment decisions, managing the fund to be generally as sensitive to changes in interest rates as the index. In addition, I refer to the index when deciding how to allocate assets among different maturities and market sectors - such as general obligation, housing and others - based on my view of the relative value of each maturity or sector.
Q. WHY DID THE FUND LAG ITS PEERS AND THE LEHMAN BROTHERS ARIZONA ENHANCED MUNICIPAL BOND INDEX?
A. The primary reason for the fund's lag was its relatively heavy concentration in Aaa-rated insured bonds and its relatively light stake in higher-yielding Baa-rated bonds. Because they were in fairly strong demand and short supply, Baa-rated bonds outpaced their higher-quality counterparts during much of the year. The fund's emphasis on higher-quality bonds had to do with the fact that the spread - or difference - in yield between higher- and lower-quality bonds was quite small, especially when viewed from a historical basis. Using Fidelity's quantitative and fundamental research as a guide, it was determined that the small amount of extra yield offered by Baa-rated bonds generally wasn't enough to compensate for the additional risk associated with lower-quality securities.
Q. WHAT EXPLAINS THE FUND'S RELATIVELY HEAVY EMPHASIS ON BONDS WITH MATURITIES OF BETWEEN 10 AND 20 YEARS?
A. That maturity range offered an attractive amount of reward - or yield - given their interest-rate sensitivity. Generally speaking, the longer a bond's maturity the more yield it should pay. That extra yield reflects compensation for added "interest-rate" sensitivity, which is how much a bond's price will fluctuate when interest rates change. Over the past year, bonds with maturities of 20 years and longer generally weren't offering enough incremental yield for their added interest-rate sensitivity. By emphasizing intermediate bonds of between 10 and 20 years, the fund was able to capture most of the yield offered by longer-term bonds, and improve its risk/reward profile.
Q. THE FUND HAD A SMALL POSITION IN PUERTO RICO BONDS DURING THE YEAR. WHAT ROLE DO THEY PLAY IN AN ARIZONA FUND?
A. As a territory of the United States, Puerto Rico can issue bonds that are free from taxes in all 50 states. When the supply of Arizona municipals is tight or their prices look expensive, the fund occasionally turns to Puerto Rico for more attractively priced securities.
Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. From historical measures, municipals are priced quite attractively compared to their U.S. Treasury counterparts. One indication of municipals' cheap prices is that their yields are roughly 90% of Treasury yields; historically, municipals yield between 65% and 80% of Treasuries. If municipal bond yields - which move in the opposite direction of their prices - move back to their historical relationship with Treasuries because of more favorable supply and demand conditions, I believe they are likely to perform relatively well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CHRISTINE THOMPSON ON THE
ARIZONA ECONOMY:
"Arizona's economy is one of the
strongest in the United States. Job
growth has been quite good and
unemployment stands at about 4%.
Once heavily dependent on resources
such as citrus, copper and cattle -
as well as tourism - the state's
business base is more diversified
today, which is a plus. That said, the
economic turmoil in Asia - which
accounts for a good portion of the
state's exports - could slow the
economy's growth somewhat. Arizona
companies export a variety of goods
to Asia, including electronics and
electronic equipment as well as
transportation equipment. Despite
a potential slowdown, the state
is expected to remain one of the
nation's fastest-growing economies."
(solid bullet) General obligation bonds (GOs) made up the fund's largest sector concentration at 26.4% of investments at the end of the period. A GO is backed by the full faith and credit - which includes the taxing power - of a city, county, state or other issuer, and is repaid with general revenue including taxes.

(checkmark)
FUND FACTS
GOAL: high current tax-free
income for Arizona residents
by investing in investment-grade
municipal securities whose
interest is free from federal
and Arizona income taxes
FUND NUMBER: 434
TRADING SYMBOL: FSAMI
START DATE: October 11, 1994
SIZE: as of August 31, 1998,
more than $24 million
MANAGER: Christine Thompson,
since July 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985

SPARTAN ARIZONA MUNICIPAL INCOME FUND
INVESTMENT CHANGES

TOP FIVE SECTORS AS OF AUGUST 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

GENERAL OBLIGATION  26.4          30.5

SPECIAL TAX         17.3          16.4

ELECTRIC REVENUE    12.4          10.7

WATER & SEWER       10.6          7.1

ESCROWED/PRE-REFU   8.2           9.3
NDED

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1998
             6 MONTHS AGO

YEARS  11.2  9.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF AUGUST 31, 1998
            6 MONTHS AGO

YEARS  6.1  6.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1998 AS OF FEBRUARY 28, 1998
AAA         57.9%
AA, A       32.5%
BAA          3.9%
SHORT-TERM
INVESTMENTS  5.7%
AAA         52.7%
AA, A       33.9%
BA           7.4%
SHORT-TERM
INVESTMENTS 6.0%
ROW: 1, COL: 1, VALUE: 57.9
ROW: 1, COL: 2, VALUE: 32.5
ROW: 1, COL: 3, VALUE: 3.9
ROW: 1, COL: 4, VALUE: 5.7
ROW: 1, COL: 5, VALUE: NIL
ROW: 1, COL: 6, VALUE: NIL
ROW: 1, COL: 1, VALUE: 52.7
ROW: 1, COL: 2, VALUE: 33.9
ROW: 1, COL: 3, VALUE: 7.4
ROW: 1, COL: 4, VALUE: 6.0
ROW: 1, COL: 5, VALUE: NIL
ROW: 1, COL: 6, VALUE: NIL

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENTS AUGUST 31, 1998
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES

MUNICIPAL BONDS - 94.3%
                   MOODY'S RATINGS (C)  PRINCIPAL    VALUE
                   (UNAUDITED)          AMOUNT       (NOTE 1)
ARIZONA - 87.9%
Arizona Health Facs. Auth. Hosp. Sys. Rev.
Rfdg. (St. Lukes Health Sys.) 7.25% 11/1/14
(Pre-Refunded to 11/1/03 @ 102) (d)  Aaa $ 375,000 $ 425,996
Arizona Trans. Board Excise Tax Rev.
 (Maricopa County Reg. Area):
  Rfdg.:
  Series A, 6.50% 7/1/04 (AMBAC Insured)  Aaa  100,000  112,528
Series B, 6% 7/01/05 (AMBAC Insured)  Aaa  150,000  166,250
 Series A:
  5.40% 7/1/01 (AMBAC Insured)  Aaa  1,000,000  1,042,190
   5.75% 7/1/04 (AMBAC Insured)  Aaa  440,000  478,144
   5.75% 7/1/05 (AMBAC Insured)  Aaa  400,000  437,436
Arizona Trans. Board Hwy. Rev. Rfdg.
Sub Series A:
  6.60% 7/1/08 (Pre-Refunded to
  7/1/01 @ 101.5) (d)  Aaa  200,000  217,734
  6.50% 7/1/11 (Pre-Refunded to
  7/1/01 @ 101.5) (d)  Aaa  300,000  325,803
Arizona Univ. Rev.:
Rfdg. 6% 7/1/06  A1  1,000,000  1,109,960 7% 7/1/15
 (Pre-Refunded to 7/1/02 @ 101) (d)  Aaa  500,000  559,465
Central Arizona Wtr. Conservation Dist. Contract
Rev. Rfdg. (Central Arizona Proj.):
 Series A, 5.50% 11/1/10  A1  375,000  407,501
  Series B, 6.30% 11/1/02 (MBIA Insured)  Aaa  200,000  215,618
Chandler Gen. Oblig.:
6.50% 7/1/10 (MBIA Insured)  Aaa  200,000  238,756
 6.50% 7/1/11 (MBIA Insured)  Aaa  225,000  269,415
Chandler Wtr. & Swr. Rev.
5.50% 7/1/15 (MBIA Insured)  Aaa  1,000,000  1,052,150
Cochise County Union School Dist. #68
(Sierra Vista) 9% 7/1/02 (FGIC Insured) (e)  Aaa  200,000  235,614
Flagstaff Gen. Oblig. 4.50%
7/1/13 (FGIC Insured)  Aaa  200,000  195,084
Glendale Ind. Dev. Auth. Edl. Facs.
Rev. Rfdg. (American Graduate School Int'l.)
6.55% 7/1/06 (Connie Lee Insured)
(Pre-Refunded to 7/1/05 @ 101) (d)  Aaa  150,000  172,820
Maricopa County Ctfs. of Prtn. 5.625% 6/1/00  Baa1  310,000  315,608
Maricopa County Hosp. Rev. Rfdg.
(Sun Health Corp.) 6.125% 4/1/18  Baa1  300,000  321,969
Maricopa County Ind. Dev. Auth. Hosp. Facs.
Rev. (Mayo Clinic Hosp.) 5.25% 11/15/37  AA+  1,000,000  1,007,380

MUNICIPAL BONDS - CONTINUED
                   MOODY'S RATINGS (C)  PRINCIPAL    VALUE
                   (UNAUDITED)          AMOUNT       (NOTE 1)
ARIZONA - CONTINUED
Maricopa County School Dist. Rfdg.:
 #1 Phoenix Elementary (Cap. Appreciation)
 Second Series, 0% 7/1/05 (MBIA Insured)  Aaa $ 500,000 $ 378,615
 #3 Tempe Elementary (Cap. Appreciation)
 0% 7/1/08 (AMBAC Insured)  Aaa  500,000  326,625
 #4 Mesa Univ. 5.25% 7/1/04 (FSA Insured)  Aaa  300,000  319,251
 #14 Creighton 6.50% 7/1/04
 (FGIC Insured) (b)  Aaa  200,000  225,720
Maricopa County Unified School Dist. #80
(Chandler) 6.60% 7/1/06 (FGIC Insured)  Aaa  400,000  465,272
Mesa Gen. Oblig. Rfdg. 5.70% 7/1/03
(FGIC Insured)  Aaa  250,000  269,300
Mohave County Ind. Dev. Auth. Ind. Dev. Rev.
(North Star Steel Co. Proj.) Series B,
5.50% 12/1/20  AA-  250,000  261,090
Navajo County Poll. Cont. Corp. Rev. Rfdg.
(Arizona Pub. Svc. Co.) Series A,
5.875% 8/15/28  Baa1  200,000  208,244
Phoenix Arpt. Rev. Series D,
6.40% 7/1/12 (MBIA Insured) (b)  Aaa  810,000  896,459
Phoenix Civic Impt. Corp. Arpt. Rev. Rfdg.
(Sr. Lien) 5.25% 7/1/09 (b)  Aa2  400,000  427,088
Phoenix Civic Impt. Corp. Wtr. Sys.
Rev. (Jr. Lien) 5.45% 7/1/19  Aa3  500,000  517,695
Phoenix Gen. Oblig.:
Rfdg. Series A, 7.50% 7/1/08  AA1  100,000  125,022 4.50% 7/1/18  AA1
400,000  374,980
Phoenix Str. & Hwy. User Rev. Rfdg.
(Jr. Lien) 6.25% 7/1/11 (MBIA Insured)  Aaa  250,000  272,660
Phoenix Wtr. Sys. Rev. Rfdg. 4.75% 7/1/01  Aa3  400,000  408,676
Pima County Ind. Dev. Auth. Rev.
Rfdg. (Healthpartners) Series A,
5.625% 4/1/14 (MBIA Insured)  Aaa  200,000  215,542
Pima County Unified School Dist. Rfdg.
 #1 Tucson:
  7.50% 7/1/10 (FGIC Insured)  Aaa  250,000  321,340
 5% 7/1/11 (FGIC Insured)  Aaa  500,000  515,815
 #10 Amphitheater (Cap Appreciation)
 0% 7/1/00 (FGIC Insured)  Aaa  300,000  280,605
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec.
Sys. Rev.:
  Rfdg.:
   Series A, 5.75% 1/1/07  Aa2  300,000  331,110
   Series B, 6.50% 1/1/04  Aa2  400,000  447,232
  Series C, 6.25% 1/1/19  Aa2  500,000  533,265

MUNICIPAL BONDS - CONTINUED
                   MOODY'S RATINGS (C)  PRINCIPAL    VALUE
                   (UNAUDITED)          AMOUNT       (NOTE 1)
ARIZONA - CONTINUED
Scottsdale Gen. Oblig. Rfdg.:
 Series C, 6.375% 7/1/01  AA1 $ 250,000 $ 267,368
 5.50% 7/1/09  AA1  100,000  110,352
Scottsdale Str. & Hwy. User Rev. Rfdg.
5.50% 7/1/07  A1  800,000  873,768
Tempe Unified High School Dist. #213:
Rfdg. & Impt. 7% 7/1/08 (FGIC Insured)  Aaa  310,000  375,271
 (Project of 1994):
 Series B, 7% 7/1/03 (FGIC Insured)  Aaa  400,000  452,616
  Series C, 4% 7/1/12 (MBIA Insured)  Aaa  200,000  186,202
Tucson Gen. Oblig. Rfdg. 6.75% 7/1/03
(FGIC Insured)  Aaa  200,000  224,598
Tucson Str. & Hwy. User Rev. (Senior Lien) Series A:
 Rfdg. 6% 7/1/10 (MBIA Insured)  Aaa  400,000  461,196
 7% 7/1/11 (MBIA Insured)  Aaa  300,000  375,441
Univ. of Arizona Rev. Rfdg. (Univ. Rev. Sys.)
6.375% 6/1/05  A1  400,000  437,252
Yuma County Hosp. Dist. #001,
6.35% 11/15/07 (Escrowed to Maturity) (d)  A  265,000  299,967
  21,493,058
PUERTO RICO - 6.4%
Puerto Rico Commonwealth Hwy. & Trans.
Auth. Hwy. Rev.:
  Series W, 5.50% 7/1/17  Baa1  100,000  102,555
  Series Y, 6.25% 7/1/08 (MBIA Insured)  Aaa  400,000  463,195
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series DD,
5% 7/1/28 (MBIA Insured)  Aaa  1,000,000  1,002,230
  1,567,980
TOTAL MUNICIPAL BONDS
(Cost $21,949,863)   23,061,038
MUNICIPAL NOTES (A) - 5.7%
ARIZONA - 5.7%
Coconino County Poll. Cont. Corp. Rev.
(Arizona Pub. Svc. Co. Navajo Proj.)
Series A, 3.65%, LOC Bank of America
Nat'l. Trust & Savings, VRDN (b)  P-1  500,000  500,000

MUNICIPAL NOTES (A) - CONTINUED
                   MOODY'S RATINGS (C)  PRINCIPAL    VALUE
                   (UNAUDITED)          AMOUNT       (NOTE 1)
ARIZONA - CONTINUED
Pinal County Ind. Dev. Auth. Poll. Cont. Rev.
(Magma Copper Co./Newmont Mining Corp.)
3.50% LOC National Westminster Bank, VRDN P-1 $ 600,000 $ 600,000 Tempe Excise Tax Rev. 3.65% (BPA State Street Bank
& Trust Co.) VRDN  VMIG-1  300,000  300,000
TOTAL MUNICIPAL NOTES
(Cost $1,400,000)    1,400,000
TOTAL INVESTMENTS - 100%
(Cost $23,349,863)  $ 24,461,038

FUTURES CONTRACTS
               EXPIRATION      UNDERLYING FACE   UNREALIZED
               DATE            AMOUNT AT VALUE   GAIN/(LOSS)
SOLD
3 Municipal Bond Contracts
               Dec. 1998       $ 379,219         $ (3,487)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.6%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $23,561.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 84.5% AAA, AA, A 88.7%
Baa        3.9%  BBB         2.6%
Ba         0.0%  BB          0.0%
B          0.0%  B           0.0%
Caa        0.0%  CCC         0.0%
Ca, C      0.0%  CC, C       0.0%
                 D           0.0%
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation                  26.4%
Special Tax                         17.3
Electric Revenue                    12.4
Water and Sewer                     10.6
Escrowed/Pre-Refunded                8.2
Transportation                       7.7
Education                            6.3
Health Care                          6.3
Others (individually less than 5%)   4.8
TOTAL                              100.0%

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $23,349,863. Net unrealized appreciation aggregated $1,111,175, of which $1,118,956 related to appreciated investment securities and $7,781 related to depreciated investment securities.
The fund hereby designates approximately $59,000 as a capital gain dividend for the purpose of the dividend paid deduction.

SPARTAN ARIZONA MUNICIPAL INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT             $ 24,461,038
VALUE (COST $23,349,863)
-
SEE ACCOMPANYING
SCHEDULE

RECEIVABLE FOR FUND SHARES                15,943
SOLD

INTEREST RECEIVABLE                       218,714

OTHER RECEIVABLES                         731

 TOTAL ASSETS                             24,696,426

LIABILITIES

PAYABLE TO CUSTODIAN BANK      $ 54,815

PAYABLE FOR FUND SHARES         24
REDEEMED

DISTRIBUTIONS PAYABLE           22,676

ACCRUED MANAGEMENT FEE          11,476

PAYABLE FOR DAILY VARIATION     1,500
ON FUTURES CONTRACTS

OTHER PAYABLES AND              37
ACCRUED EXPENSES

 TOTAL LIABILITIES                        90,528

NET ASSETS                               $ 24,605,898

NET ASSETS CONSIST OF:

PAID IN CAPITAL                          $ 23,461,246

ACCUMULATED UNDISTRIBUTED                 36,964
NET REALIZED GAIN (LOSS)
ON INVESTMENTS

NET UNREALIZED APPRECIATION               1,107,688
(DEPRECIATION) ON
INVESTMENTS

NET ASSETS, FOR 2,240,414                $ 24,605,898
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING                 $10.98
PRICE AND REDEMPTION
PRICE PER SHARE
($24,605,898 (DIVIDED BY)
2,240,414 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED AUGUST 31, 1998

INTEREST INCOME                          $ 1,053,581


EXPENSES

MANAGEMENT FEE                $ 118,342

NON-INTERESTED TRUSTEES'       78
COMPENSATION

 TOTAL EXPENSES BEFORE         118,420
REDUCTIONS

 EXPENSE REDUCTIONS            (2,189)    116,231

NET INTEREST INCOME                       937,350

REALIZED AND UNREALIZED
GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES         158,312

 FUTURES CONTRACTS             (29,356)   128,956

CHANGE IN NET UNREALIZED
APPRECIATION
(DEPRECIATION) ON:

 INVESTMENT SECURITIES         430,328

 FUTURES CONTRACTS             (9,943)    420,385

NET GAIN (LOSS)                           549,341

NET INCREASE (DECREASE) IN               $ 1,486,691
NET ASSETS RESULTING
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS
                               YEAR ENDED    YEAR ENDED
                               AUGUST 31,    AUGUST 31,
                               1998          1997

INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS                     $ 937,350     $ 1,000,100
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)       128,956       42,751

 CHANGE IN NET UNREALIZED       420,385       652,990
APPRECIATION
(DEPRECIATION)

 NET INCREASE (DECREASE)        1,486,691     1,695,841
IN NET ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS   (937,350)     (1,002,153)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN         (74,308)      (139,099)

 TOTAL DISTRIBUTIONS            (1,011,658)   (1,141,252)

SHARE TRANSACTIONS              7,504,699     4,675,739
NET PROCEEDS FROM SALES
OF SHARES

 REINVESTMENT OF                861,678       961,326
DISTRIBUTIONS

 COST OF SHARES REDEEMED        (4,003,772)   (6,814,492)

 NET INCREASE (DECREASE)        4,362,605     (1,177,427)
IN NET ASSETS RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION FEES                1,870         1,023

  TOTAL INCREASE                4,839,508     (621,815)
(DECREASE) IN NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD            19,766,390    20,388,205

 END OF PERIOD                 $ 24,605,898  $ 19,766,390

OTHER INFORMATION
SHARES

 SOLD                           689,025       441,693

 ISSUED IN REINVESTMENT OF      79,146        90,544
DISTRIBUTIONS

 REDEEMED                       (368,079)     (640,912)

 NET INCREASE (DECREASE)        400,092       (108,675)

FINANCIAL HIGHLIGHTS
     YEARS ENDED AUGUST 31,          OCTOBER 11, 1994
                                     (COMMENCEMENT
                                     OF OPERATIONS) TO
                                     AUGUST 31,

                     1998      1997      1996      1995

SELECTED
PER-SHARE
DATA

NET ASSET VALUE,     $ 10.740  $ 10.460  $ 10.640  $ 10.000
BEGINNING OF
PERIOD

INCOME FROM           .473      .483      .514      .504
INVESTMENT
OPERATIONS
NET INTEREST
INCOME

 NET REALIZED         .279      .351      (.022)    .637
AND UNREALIZED
GAIN (LOSS)

 TOTAL FROM           .752      .834      .492      1.141
INVESTMENT
OPERATIONS

LESS DISTRIBUTIONS

 FROM NET             (.473)    (.484)    (.514)    (.504)
INTEREST INCOME

 FROM NET             (.040)    (.070)    (.160)    -
REALIZED GAIN

 TOTAL                (.513)    (.554)    (.674)    (.504)
DISTRIBUTIONS

REDEMPTION FEES       .001      .000      .002      .003
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 10.980  $ 10.740  $ 10.460  $ 10.640
END OF PERIOD

TOTAL RETURN B, C     7.16%     8.16%     4.72%     11.74%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 24,606  $ 19,766  $ 20,388  $ 13,448
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES     .55%      .55%      .30% D    .06% A, D
TO AVERAGE NET
ASSETS

RATIO OF EXPENSES     .54% E    .53% E    .30%      .06% A
TO AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          4.35%     4.55%     4.82%     5.54% A
INTEREST INCOME
TO AVERAGE NET
ASSETS

PORTFOLIO TURNOVER    25%       27%       32%       56% A
RATE

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND
PERFORMANCE: THE BOTTOM LINE

To measure a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST             PAST 1  LIFE OF
31, 1998                         YEAR    FUND

SPARTAN AZ MUNICI                3.41%   14.49%
PAL MONEY MARKET

ALL TAX-FREE MONEY               3.08%   N/A
MARKET FUNDS
AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 436 money market funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST             PAST 1  LIFE OF
31, 1998                         YEAR    FUND

SPARTAN AZ MUNICI                3.41%   3.54%
PAL MONEY MARKET

ALL TAX-FREE MONEY               3.08%   N/A
MARKET FUNDS
AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS

                                            8/31/98  6/1/98  3/2/98  12/1/97  9/1/97



SPARTAN ARIZONA MUNICIPAL                   3.01%    3.52%   3.20%   3.62%    3.21%
 MONEY MARKET



IF FIDELITY HAD NOT REIMBURSED              3.01%    3.37%   3.05%   3.47%    3.06%
 CERTAIN FUND EXPENSES



ALL TAX-FREE MONEY                          2.80%    3.22%   2.92%   3.28%    2.98%
 MARKET FUNDS AVERAGE



SPARTAN ARIZONA MUNICIPAL                   4.96%    5.80%   5.27%   5.96%    5.29%
 MONEY MARKET - TAX-EQUIVALENT



IF FIDELITY HAD NOT REIMBURSED              4.96%    5.55%   5.03%   5.72%    5.04%
 CERTAIN FUND EXPENSES



Row: 1, Col: 1, Value: 3.01
Row: 1, Col: 2, Value: 2.8
Row: 2, Col: 1, Value: 3.52
Row: 2, Col: 2, Value: 3.22
Row: 3, Col: 1, Value: 3.2
Row: 3, Col: 2, Value: 2.92
Row: 4, Col: 1, Value: 3.62
Row: 4, Col: 2, Value: 3.28
Row: 5, Col: 1, Value: 3.21
Row: 5, Col: 2, Value: 2.98
Spartan Arizona
Municipal Money
Market
All Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 39.26%. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)
COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND
FUND TALK: THE MANAGER'S OVERVIEW

(Photograph of Scott Orr)
An interview with Scott Orr, Portfolio Manager of Spartan Arizona Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST YEAR?
A. Investors spent much of the period trying to determine whether the Federal Reserve Board would raise the fed funds rate - the rate banks charge each other for overnight loans - as a way to slow the economy and head off inflation. The economy continued to chug along at a fairly strong pace and unemployment numbers were incredibly low on an historical basis, dropping to 4.3% in April and ticking up only to 4.5% in July. But despite this period of continuing expansion, wage pressures - which can arise during periods of low unemployment when employers hike pay to attract or retain employees - did not emerge and inflation remained benign. Under normal circumstances, the possibility of future inflation created by this tight labor market likely would have led the Federal Reserve Board to raise the fed funds rate. But economic and financial turmoil in Asia and Russia - which intensified late in the period - kept the Fed on the sidelines during the year. In fact, the fed funds rate has remained unchanged at 5.5% for more than a year now.
Q. WHY WAS THE INTERNATIONAL TURMOIL ABLE TO OFFSET U.S. ECONOMIC STRENGTH IN THE FED'S DECISION ON MONETARY POLICY?
A. There were two reasons. For most of the year, the Fed didn't want to make the situation for international economies worse by raising short-term interest rates here. Higher U.S. interest rates would likely strengthen the U.S. dollar even more versus other nations' currencies, which could further harm their financial markets. In other words, the Fed was asking itself, "Why make the international markets more volatile by raising rates in the U.S.?" The other factor was the possibility that the international turmoil would translate into a reduction of U.S. net exports, which would likely have a dampening effect of its own on the U.S. economy and inflation. By the end of the period, this turmoil led many market participants to begin to expect that the Fed would actually lower rates to calm global financial markets and keep the U.S. economy on track.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS PERIOD?
A. The fund's average maturity started the period at 32 days, a moderately defensive posture given the chance that interest rates might have moved higher. For much of the period, I purchased one-year fixed-rate bonds when I felt that their yields incorporated the possibility of an interest-rate increase. But as the international disruptions heated up, the yields on fixed-rate bonds offered less value because the market no longer expected the Fed to act. Initially, I focused more on short-term variable-rate securities, whose yields move up and down with rates as they change in the market. However, as the summer wore on and the likelihood of higher rates began to wane, I again purchased fixed-rate bonds to extend the fund's maturity. Given the uncertainty of the market, I wanted to maintain a neutral stance.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1998, was 3.01%, compared to 3.21% one year ago. The more recent seven-day yield was the equivalent of a 4.96% taxable rate of return for Arizona investors in the 39.26% combined state and federal income tax bracket. Through August 31, 1998, the fund's 12-month total return was 3.41%, compared to 3.08% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. As the international financial turmoil escalates, I believe the Fed has become much more concerned that the U.S. economy may eventually suffer. As the economy slows and inflation fears subside, the Fed may be much more likely to lower rates to keep the economy on solid ground. Therefore, I have adjusted my view and now feel that lower rates are very much a possibility. Typically, given this outlook I would further extend the fund's average maturity by buying longer-term fixed-rate bonds to lock in current rates. However, because of continued uncertainty in the markets, I plan to take a cautious approach, maintaining a neutral position relative to the fund's competitors until clearer evidence of a slowdown emerges.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)
FUND FACTS
GOAL: high current tax-free
income for Arizona residents
while maintaining a stable
$1.00 share price
FUND NUMBER: 433
TRADING SYMBOL: FSAXX
START DATE: October 11, 1994
SIZE: as of August 31, 1998,
more than $94 million
MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1989

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND
INVESTMENT CHANGES

MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           8/31/98           2/28/98           8/31/97

  0 - 30   60                68                79

 31 - 90   24                14                15

 91 - 180  4                 10                0

181 - 397  12                8                 6

WEIGHTED AVERAGE MATURITY
                            8/31/98  2/28/98  8/31/97

SPARTAN ARIZONA MUNICIPAL   55 DAYS  38 DAYS  32 DAYS
 MONEY MARKET

ALL TAX-FREE MONEY MARKET   44 DAYS  43 DAYS  50 DAYS
 FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1998  AS OF FEBRUARY 28, 1998
Row: 1, Col: 1, Value: 53.0
Row: 1, Col: 2, Value: 19.0
Row: 1, Col: 3, Value: 1.6
Row: 1, Col: 4, Value: 1.6
Row: 1, Col: 5, Value: 25.0
Variable rate demand
notes (VRDNs)           63%
Commercial paper
(including CP mode)     27%
Tender bonds             1%
Municipal
notes                    2%
Other                    7%
Variable rate demand
notes (VRDNs)           54%
Commercial paper
(including CP mode)     19%
Tender bonds             1%
Municipal
notes                    1%
Other                   25%
Row: 1, Col: 1, Value: 62.0
Row: 1, Col: 2, Value: 27.0
Row: 1, Col: 3, Value: 1.6
Row: 1, Col: 4, Value: 2.6
Row: 1, Col: 5, Value: 7.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND
INVESTMENTS AUGUST 31, 1998
Showing Percentage of Total Value of Investment in Securities

MUNICIPAL SECURITIES (A) - 100%
                                      PRINCIPAL VALUE
                                      AMOUNT    (NOTE 1)
ARIZONA - 95.3%
Apache County Ind. Dev. Auth. Rev.
(Imperial Components, Inc.) Series 1996, 3.40%,
LOC Harris Trust & Savings Bank, Chicago, VRDN (b) $ 2,000,000 $
2,000,000
Arizona Trans. Board Hwy. Rev. Bonds
Series A, 5.90% 7/1/99  2,000,000  2,037,155
Arizona Trans. Excise Board Bonds (Maricopa County Reg.
Area Road Fund) 5.50% 7/1/99  2,000,000  2,031,045
Chandler Gen. Oblig. Bonds 5.50% 7/1/99  2,150,000  2,182,990
Cochise County Poll. Cont. Solid Waste Rev. Bonds
(Arizona Elec. Pwr. Coop.) 3.55%, tender 9/1/98
(CFC Nat'l. Rural Util. Coop. Guaranteed) (b) 1,000,000 1,000,000 Flagstaff Ind. Dev. Auth. (Norton Envir., Inc.)
Series 1997, 3.50%, LOC Keybank, NA, VRDN (b)  2,600,000  2,600,000
Glendale Ind. Dev. Auth. Rev. (Superior Bedding Co.)
Series 1994, 3.40%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  1,900,000  1,900,000
Maricopa County Commty. College Dist.:
Bonds 4.50% 7/1/99  4,900,000  4,937,984
Participating VRDN, Series BTP-295, 3.35%
 (Liquidity Facility Bankers Trust Co.) (c) 1,305,000 1,305,000 Maricopa County Ind. Dev. Auth.
Multi-Family Hsg. Auth. Rev., VRDN:
 (Privado Park Apt. Proj.) Series 1994 A, 3.40%
 (Prime MFP VI LP)(Fannie Mae Guaranteed) (b) 2,000,000 2,000,000 (Shadow Creek Apt. Proj.) Series 1994 C, 3.40%
 (Prime MFP VI LP)(Fannie Mae Guaranteed) (b) 500,000 500,000 Maricopa County Poll. Cont. Rev.:
 Bonds (Southern California Edison Co.)
 Series 1985 E, 3.65% 9/11/98, CP Mode  1,000,000  1,000,000
(Arizona Pub. Svc.) Series 1994 E,
 3.30%, LOC Bank of America, VRDN  400,000  400,000
Mesa Ind. Dev. Auth. Western Health Network, Inc.
Participating VRDN, Series 1997 B, 3.41% (MBIA Insured)
(Liquidity Facility Caisse des Depots et Consignations) (c)  7,280,000
7,280,000
Mesa Muni. Dev. Corp. Bonds Series 1996 A-B, 3.85%
10/6/98, LOC Westdeutsche Landesbank, CP mode 5,000,000 5,000,000 Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Util. Co.) Series 1993 E :
 3.65% 10/8/98, CP mode (b)  2,500,000  2,500,000
  3.60% 10/15/98, CP mode (b)  500,000  500,000
  3.60% 11/6/98, CP mode (b)  2,400,000  2,400,000
Phoenix Civic Impt. Senior Lien Arpt. Rev. Participating VRDN,
Series ML PA-405, 3.45% (FSA Insured)
(Liquidity Facility Merrill Lynch & Co.) (c)  1,920,000  1,920,000

MUNICIPAL SECURITIES (A) - CONTINUED
                                      PRINCIPAL VALUE
                                      AMOUNT    (NOTE 1)
ARIZONA - CONTINUED
Phoenix Gen. Oblig. Rfdg. Participating VRDN,
Series ML PA-236, 3.45%
(Liquidity Facility Merrill Lynch & Co.) (c) $ 2,430,000 $ 2,430,000 Phoenix Ind. Dev. Auth., VRDN:
 Ind. Dev. Rev.:
  Rfdg. (V.A.W. of America Proj.) Series 1997,
  3.45%, LOC Nationsbank, NA (b)  1,000,000  1,000,000
  (Plastican Proj.) Series 1997, 3.40%,
  LOC Fleet Nat'l. Bank (b)  4,000,000  4,000,000
 Multi-Family Hsg. Rev.:
 (Bell Square Apt. Proj.) Series 1995, 3.45%
  (OEC the Lakes) LOC Gen. Elec. Cap. Corp. 2,000,000 2,000,000 (Heather Ridge Apt. Proj.) Series 1988, 3.40%
  (Ambassador VIII) (Fannie Mae Guaranteed) (b) 1,000,000 1,000,000 (Ventana Palms Apt.) Series 1994, 3.35%
  (Columbia Group) LOC Wells Fargo Bank (b) 5,310,000 5,310,000 Phoenix Ind. Dev. Auth. Multi-Family Hsg. Rev. Bonds
Series 1998 B, 3.75% 10/1/98 (FGIC Guaranteed) (b)  8,000,000
8,000,000
Phoenix Multi-Family Hsg. Rev.
(Paradise Shadows II Apt. Proj.) Series 1989, 3.40%,
LOC Citibank, NA, VRDN  1,900,000  1,900,000
Pima County Ind. Dev. Auth. Multi-Family Hsg. Rev.
(Quail Ridge Apt. B) 3.40% (Prime MFP VI LP)
(Fannie Mae Guaranteed) VRDN (b)  1,400,000  1,400,000
Pinal County Ind. Dev. Auth., VRDN:
Hosp. Rev. (Casa Grande Medical Ctr. Proj.) Series 1995,
 3.40%, LOC Chase Manhattan Bank  3,940,000  3,940,000
 Ind. Dev. Rev. (Sunbelt Refining Co. LP Proj.) Series 1988,
 3.40%, LOC Bankers Trust Co. (b)  1,240,000  1,240,000
Pinal County Ind. Dev. Poll. Cont. (Newmont Mining Corp./
Magma Copper Co. Proj.) Series 1984,
3.35%, LOC Nat'l. Westminster Bank PLC, VRDN  400,000  400,000
Salt River Proj. Agric. Impt. & Pwr. Dist., CP:
 3.80% 9/8/98 (Liquidity Facility Wells Fargo Bank,
 First Nat'l. Bank of Chicago)  1,000,000  1,000,000
 3.80% 9/9/98 (Liquidity Facility Wells Fargo Bank,
  First Nat'l. Bank of Chicago)   2,000,000  2,000,000
Sierra Vista Ind. Dev. Auth. Hosp. Rev. Bonds
(Sierra Vista Commty. Hosp. Proj.) 8.75% 12/1/98  4,000,000  4,167,223
Univ. of Arizona Sys. Rev. BAN Series 1997,
3.95% 10/1/98  1,000,000  1,000,000

MUNICIPAL SECURITIES (A) - CONTINUED
                                      PRINCIPAL VALUE
                                      AMOUNT    (NOTE 1)
ARIZONA - CONTINUED
Yavapi County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Util. Co.) Series1993:
  3.60% 10/15/98, CP mode (b) $ 1,800,000 $ 1,800,000
  3.60% 11/6/98, CP mode (b)  1,200,000  1,200,000
Yuma Ind. Dev. Auth. (Meadowcraft, Inc. Proj.) Series 1997,
3.45%, LOC Nationsbank, NA, VRDN (b)  2,000,000  2,000,000
  89,281,397
PUERTO RICO - 4.7%
Puerto Rico Pub. Impt. Rev.
Participating VRDN, Series ML PT-1025, 3.16%
(Liquidity Facility Merrill Lynch & Co.) (c) 4,425,000 4,425,000 TOTAL INVESTMENTS - 100% $ 93,706,397
Total Cost for Income Tax Purposes  $ 93,706,397
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
The fund hereby designates approximately $27,000 as a capital gain dividend for the purpose of the dividend paid deduction.
During the fiscal year ended August 31, 1998 100% of the funds income dividends was free from federal income tax and 46.95% of the funds income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT              $ 93,706,397
VALUE -
SEE ACCOMPANYING
SCHEDULE

RECEIVABLE FOR FUND SHARES                 582,617
SOLD

INTEREST RECEIVABLE                        865,079

 TOTAL ASSETS                              95,154,093

LIABILITIES

PAYABLE TO CUSTODIAN BANK      $ 452,472

PAYABLE FOR FUND SHARES         121,534
REDEEMED

DISTRIBUTIONS PAYABLE           16,713

ACCRUED MANAGEMENT FEE          40,017

OTHER PAYABLES AND              138
ACCRUED EXPENSES

 TOTAL LIABILITIES                         630,874

NET ASSETS                                $ 94,523,219

NET ASSETS CONSIST OF:

PAID IN CAPITAL                           $ 94,496,577

ACCUMULATED NET REALIZED                   26,642
GAIN (LOSS) ON INVESTMENTS

NET ASSETS, FOR                           $ 94,523,219
94,496,579 SHARES
OUTSTANDING

NET ASSET VALUE, OFFERING                  $1.00
PRICE AND REDEMPTION
PRICE PER SHARE
($94,523,219 (DIVIDED BY)
94,496,579 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED AUGUST 31, 1998

INTEREST INCOME                           $ 3,376,348

EXPENSES

MANAGEMENT FEE                $ 453,461

NON-INTERESTED TRUSTEES'       333
COMPENSATION

 TOTAL EXPENSES BEFORE         453,794
REDUCTIONS

 EXPENSE REDUCTIONS            (126,981)   326,813

NET INTEREST INCOME                        3,049,535

NET REALIZED GAIN (LOSS) ON                39,199
INVESTMENTS

NET INCREASE IN NET ASSETS                $ 3,088,734
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS
                                YEAR ENDED     YEAR ENDED
                                AUGUST 31,     AUGUST 31,
                                1998           1997

INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS                      $ 3,049,535    $ 2,830,812
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)        39,199         (1,821)

 NET INCREASE (DECREASE)         3,088,734      2,828,991
IN NET ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS    (3,049,535)    (2,830,812)
FROM NET INTEREST INCOME

SHARE TRANSACTIONS AT NET        86,116,142     105,703,895
ASSET VALUE OF $1.00 PER
SHARE
PROCEEDS FROM SALES OF
SHARES

 REINVESTMENT OF                 2,968,682      2,737,679
DISTRIBUTIONS FROM NET
INTEREST INCOME

 COST OF SHARES REDEEMED         (82,735,176)   (103,046,509)

 NET INCREASE (DECREASE)         6,349,648      5,395,065
IN NET ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE                 6,388,847      5,393,244
(DECREASE) IN NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD             88,134,372     82,741,128

 END OF PERIOD                  $ 94,523,219   $ 88,134,372

FINANCIAL HIGHLIGHTS
     YEARS ENDED AUGUST 31,          OCTOBER 11, 1994
                                     (COMMENCEMENT
                                     OF OPERATIONS) TO
                                     AUGUST 31,

                    1998      1997      1996      1995

SELECTED
PER-SHARE
DATA

NET ASSET VALUE,    $ 1.000   $ 1.000   $ 1.000   $ 1.000
BEGINNING OF
PERIOD

INCOME FROM          .034      .033      .035      .034
INVESTMENT
OPERATIONS
NET INTEREST
INCOME

LESS DISTRIBUTIONS

 FROM NET            (.034)    (.033)    (.035)    (.034)
INTEREST INCOME

NET ASSET VALUE,    $ 1.000   $ 1.000   $ 1.000   $ 1.000
END OF PERIOD

TOTAL RETURN B, C    3.41%     3.39%     3.52%     3.43%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 94,523  $ 88,134  $ 82,741  $ 52,566
OF PERIOD (000
OMITTED)

RATIO OF EXPENSES    .36% D    .35% D    .22% D    .06% A, D
TO AVERAGE NET
ASSETS

RATIO OF NET         3.36%     3.34%     3.44%     3.91% A
INTEREST INCOME
TO AVERAGE NET
ASSETS

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Spartan Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust
II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information." INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the municipal money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures . The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $8,211,399 and $5,016,816, respectively.
3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED
INCOME FUND - CONTINUED
The market value of futures contracts opened and closed during the period amounted to $2,918,274 and $3,058,516, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income fund and money market fund, respectively.
FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $870 for the period.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the money market fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .35% of average net assets. For the period, the reimbursement reduced the expenses by $124,133.
In addition, FMR has entered into arrangements on behalf of each fund with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the fund's expenses were reduced by $2,189 and $2,848 for the income and money market fund, respectively, under these arrangements.
Effective August 1, 1998, the money market fund's expense limitation was eliminated.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Spartan Arizona Municipal Income Fund and Spartan Arizona Municipal Money Market Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Spartan Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 1998

DISTRIBUTIONS

The Board of Trustees of Spartan Arizona Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE 10/05/98
RECORD DATE 10/02/98
CAPITAL GAINS $.04

The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
During fiscal year ended 1998, 100% of the fund's income dividends was free from federal income tax, and 7.92% of the fund's income dividends was subject to the federal alternative minimum tax.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.

BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
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1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
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8065 Beneva Road
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1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Dwight D. Churchill, Vice President -
INCOME FUND
Christine J. Thompson, Vice President -
INCOME FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE